Schedule of Investments (unaudited) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust,
Series 2022-2, Class A, 3.39%, 05/15/27	$1,698	$1,658,216
BA Credit Card Trust, Series 2021, Class A1, 0.44%, 09/15/26	854	815,010
Carmax Auto Owner Trust, Series 2021-1, Class A4, 0.53%, 10/15/26	178	164,188
GM Financial Consumer Automobile Receivables Trust
Series 2020-2, Class A3, 1.49%, 12/16/24	5	4,965
Series 2020-2, Class A4, 1.74%, 08/18/25	403	393,287
Honda Auto Receivables Owner Trust, Series 2020-2, Class A4, 1.09%, 10/15/26	850	829,852
Toyota Auto Receivables Owner Trust
Series 2021-B, Class A3, 0.26%, 11/17/25	546	527,672
Series 2021-B, Class A4, 0.53%, 10/15/26	427	393,501
Verizon Master Trust, Series 2021-1, Class A, 0.50%, 05/20/27	488	463,908

Total Asset-Backed Securities — 0.2% (Cost: $5,466,620)		5,250,599

Corporate Bonds

Advertising Agencies — 0.0%
Omnicom Group, Inc.(a)
2.45%, 04/30/30	121	103,877
2.60%, 08/01/31	68	57,747
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24	70	68,590
3.60%, 04/15/26(a)	87	84,423

		314,637

Aerospace & Defense — 0.6%
3M Co.(a)
2.00%, 02/14/25	171	162,876
3.00%, 08/07/25	87	83,635
2.88%, 10/15/27	130	121,609
3.38%, 03/01/29	211	198,684
2.38%, 08/26/29	169	149,388
3.13%, 09/19/46	87	63,047
3.63%, 10/15/47	104	81,284
3.25%, 08/26/49	75	55,785
3.70%, 04/15/50	87	71,218
Boeing Co.
4.88%, 05/01/25	341	340,348
2.75%, 02/01/26(a)	171	162,287
2.20%, 02/04/26(a)	427	396,187
3.10%, 05/01/26	171	161,963
2.70%, 02/01/27	80	73,701
2.80%, 03/01/27	171	156,656
5.04%, 05/01/27(a)	341	343,473
3.20%, 03/01/29	341	311,512
2.95%, 02/01/30(a)	100	88,251
6.13%, 02/15/33	74	78,802
3.25%, 02/01/35	275	224,526
5.71%, 05/01/40(a)	341	344,958
3.38%, 06/15/46(a)	87	61,742
3.85%, 11/01/48	171	127,282
3.90%, 05/01/49	130	98,097
3.75%, 02/01/50(a)	243	183,908
5.81%, 05/01/50(a)	300	302,000
5.93%, 05/01/60	427	426,490

Security	Par (000)	Value

Aerospace & Defense (continued)
Carlisle Cos., Inc., 2.75%, 03/01/30(a)	$189	$161,190
Eaton Corp.
3.10%, 09/15/27(a)	118	111,438
4.15%, 11/02/42	87	77,034
General Dynamics Corp.
3.25%, 04/01/25(a)	87	84,673
3.50%, 05/15/25(a)	171	167,673
1.15%, 06/01/26(a)	78	70,712
2.13%, 08/15/26(a)	87	81,461
3.75%, 05/15/28	87	84,884
2.25%, 06/01/31(a)	61	52,546
4.25%, 04/01/40	171	161,467
2.85%, 06/01/41	83	64,913
4.25%, 04/01/50	87	81,378
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	71	60,858
Illinois Tool Works, Inc.(a)
4.88%, 09/15/41	181	185,368
3.90%, 09/01/42	75	67,467
L3Harris Technologies, Inc.
3.83%, 04/27/25	87	84,742
4.40%, 06/15/28(a)	258	252,780
2.90%, 12/15/29	121	106,951
1.80%, 01/15/31	158	127,708
Lockheed Martin Corp.
3.55%, 01/15/26(a)	194	192,139
5.10%, 11/15/27(a)	35	36,348
3.90%, 06/15/32(a)	58	56,372
5.25%, 01/15/33	50	53,389
3.60%, 03/01/35(a)	65	60,704
4.50%, 05/15/36	141	139,400
4.07%, 12/15/42	189	173,418
4.70%, 05/15/46	130	128,918
4.09%, 09/15/52(a)	87	78,704
4.15%, 06/15/53	140	127,266
5.70%, 11/15/54(a)	110	125,263
4.30%, 06/15/62(a)	140	127,373
5.90%, 11/15/63	40	46,866
Northrop Grumman Corp.
2.93%, 01/15/25(a)	171	165,575
3.25%, 01/15/28(a)	341	324,006
4.40%, 05/01/30	171	170,063
4.70%, 03/15/33	100	101,017
4.75%, 06/01/43	151	145,759
4.03%, 10/15/47(a)	257	223,774
4.95%, 03/15/53	75	74,776
Parker-Hannifin Corp.
3.65%, 06/15/24(a)	200	196,989
4.25%, 09/15/27	70	68,674
3.25%, 06/14/29(a)	341	314,110
4.50%, 09/15/29(a)	100	99,020
4.20%, 11/21/34(a)	87	82,547
4.10%, 03/01/47	87	75,565
4.00%, 06/14/49	87	74,174
Raytheon Technologies Corp.
3.95%, 08/16/25	171	169,020
5.00%, 02/27/26	75	76,138
3.50%, 03/15/27	171	165,365
3.13%, 05/04/27(a)	171	162,263
4.13%, 11/16/28(a)	211	207,965
2.25%, 07/01/30(a)	246	210,726

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
Raytheon Technologies Corp. (continued)
1.90%, 09/01/31	$171	$139,613
5.15%, 02/27/33	125	130,088
4.45%, 11/16/38	87	82,536
4.88%, 10/15/40(a)	87	84,802
4.70%, 12/15/41(a)	74	70,731
4.15%, 05/15/45	87	76,061
3.75%, 11/01/46(a)	130	107,445
4.35%, 04/15/47	171	154,869
4.05%, 05/04/47	87	75,324
4.63%, 11/16/48(a)	214	203,472
3.13%, 07/01/50(a)	227	169,243
2.82%, 09/01/51	87	60,357
3.03%, 03/15/52	100	72,372
5.38%, 02/27/53	95	99,990
Teledyne Technologies, Inc., 2.75%, 04/01/31(a)	171	145,795
Textron, Inc., 3.00%, 06/01/30(a)	171	152,765
Trane Technologies Global Holding Co. Ltd., 4.30%, 02/21/48(a)	87	74,284
Trane Technologies Luxembourg Finance SA
3.55%, 11/01/24	87	85,020
4.65%, 11/01/44	30	27,010
4.50%, 03/21/49	87	76,044

		13,496,459

Air Freight & Logistics — 0.0%
JB Hunt Transport Services, Inc., 3.88%, 03/01/26	171	167,427

Automobile Components — 0.0%
Aptiv PLC
4.40%, 10/01/46	87	68,416
3.10%, 12/01/51(a)	171	108,371
Aptiv PLC/Aptiv Corp.(a)
3.25%, 03/01/32	102	88,833
4.15%, 05/01/52	87	68,259
BorgWarner, Inc.
3.38%, 03/15/25	70	67,908
2.65%, 07/01/27(a)	156	143,030
Lear Corp.
2.60%, 01/15/32	71	55,545
5.25%, 05/15/49	87	76,798
3.55%, 01/15/52(a)	74	48,558
Magna International, Inc.
2.45%, 06/15/30(a)	60	50,910
5.50%, 03/21/33	20	20,745

		797,373

Automobiles — 0.4%
Advance Auto Parts, Inc.
5.90%, 03/09/26(a)	40	40,818
5.95%, 03/09/28	100	103,085
3.50%, 03/15/32(a)	70	59,577
American Honda Finance Corp.
2.40%, 06/27/24	171	165,924
0.75%, 08/09/24(a)	74	70,088
2.15%, 09/10/24	171	164,698
1.50%, 01/13/25(a)	87	82,302
1.30%, 09/09/26(a)	71	63,670
2.35%, 01/08/27(a)	87	80,712
4.70%, 01/12/28(a)	20	20,194
2.00%, 03/24/28(a)	93	82,534

Security	Par (000)	Value

Automobiles (continued)
American Honda Finance Corp. (continued)
2.25%, 01/12/29(a)	$87	$76,817
AutoNation, Inc.
1.95%, 08/01/28(a)	74	61,250
2.40%, 08/01/31(a)	78	60,059
3.85%, 03/01/32	80	68,130
AutoZone, Inc., 4.75%, 08/01/32(a)	100	99,145
Cummins, Inc.(a)
0.75%, 09/01/25	87	79,481
2.60%, 09/01/50	87	56,742
General Motors Co.
4.00%, 04/01/25(a)	341	332,460
4.20%, 10/01/27(a)	171	164,130
6.80%, 10/01/27(a)	104	109,985
5.40%, 10/15/29(a)	65	64,408
5.60%, 10/15/32(a)	100	97,908
5.00%, 04/01/35(a)	130	119,483
6.60%, 04/01/36	87	89,567
5.15%, 04/01/38	87	78,442
5.20%, 04/01/45(a)	171	144,039
6.75%, 04/01/46(a)	133	134,481
5.95%, 04/01/49(a)	112	103,995
General Motors Financial Co., Inc.
3.95%, 04/13/24(a)	171	168,455
1.20%, 10/15/24	105	98,274
4.00%, 01/15/25	87	84,794
2.90%, 02/26/25	114	108,801
2.75%, 06/20/25(a)	169	160,011
4.30%, 07/13/25(a)	171	166,988
6.05%, 10/10/25(a)	380	386,205
5.25%, 03/01/26	179	179,097
1.50%, 06/10/26(a)	171	152,202
4.35%, 01/17/27(a)	87	84,319
2.35%, 02/26/27(a)	171	153,063
5.00%, 04/09/27(a)	200	197,633
2.70%, 08/20/27	171	153,086
6.00%, 01/09/28	50	51,176
2.40%, 04/10/28(a)	89	77,706
2.40%, 10/15/28(a)	168	143,710
5.65%, 01/17/29	87	88,030
3.60%, 06/21/30(a)	90	78,853
2.70%, 06/10/31	122	97,734
3.10%, 01/12/32(a)	75	61,111
6.40%, 01/09/33(a)	50	51,549
Honda Motor Co. Ltd., 2.97%, 03/10/32(a)	133	119,353
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31(a)	104	131,670
PACCAR Financial Corp.
3.15%, 06/13/24	160	156,834
0.50%, 08/09/24	72	67,935
3.55%, 08/11/25(a)	270	263,752
4.95%, 10/03/25(a)	80	80,708
4.45%, 03/30/26	20	20,025
1.10%, 05/11/26	110	99,432
2.00%, 02/04/27(a)	75	68,724
4.60%, 01/10/28(a)	100	100,737
Toyota Motor Corp.
2.36%, 07/02/24	87	84,538
1.34%, 03/25/26(a)	87	79,473

2

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
Toyota Motor Corp. (continued)
2.76%, 07/02/29(a)	$65	$59,233
2.36%, 03/25/31	87	75,792
Toyota Motor Credit Corp.
0.50%, 06/18/24	171	162,730
0.63%, 09/13/24(a)	155	146,452
4.40%, 09/20/24(a)	100	99,731
4.80%, 01/10/25	40	40,245
1.45%, 01/13/25(a)	171	161,881
3.95%, 06/30/25(a)	85	83,949
3.65%, 08/18/25(a)	80	78,227
5.40%, 11/10/25(a)	100	102,576
1.13%, 06/18/26(a)	210	189,369
1.90%, 01/13/27(a)	171	155,791
3.05%, 03/22/27(a)	171	162,252
4.55%, 09/20/27	100	100,534
4.63%, 01/12/28	40	40,555
1.90%, 04/06/28(a)	189	168,164
3.65%, 01/08/29(a)	171	164,493
4.45%, 06/29/29(a)	100	100,751
2.15%, 02/13/30(a)	87	76,332
1.90%, 09/12/31(a)	121	99,666
4.70%, 01/12/33	45	45,794

		9,204,619

Banks — 1.6%
Banco Bilbao Vizcaya Argentaria SA, (1 year CMT + 2.30%), 5.86%, 09/14/26(b)	200	198,249
Bank of Montreal
2.50%, 06/28/24(a)	171	165,300
0.63%, 07/09/24(a)	171	161,683
2.65%, 03/08/27(a)	133	122,827
5.20%, 02/01/28	150	151,226
(5 year CMT + 1.40%), 3.09%, 01/10/37(b)	241	193,711
(5 year USD Swap + 1.43%), 3.80%, 12/15/32(a)(b)	87	78,558
BPCE SA, 4.00%, 04/15/24	250	244,447
Canadian Imperial Bank of Commerce
1.00%, 10/18/24(a)	171	160,507
3.95%, 08/04/25	100	97,197
0.95%, 10/23/25(a)	124	112,258
1.25%, 06/22/26	341	303,147
Citizens Bank NA/Providence RI(b)
(1 day SOFR + 1.40%), 4.12%, 05/23/25(a)	340	320,978
(1 day SOFR + 2.00%), 4.58%, 08/09/28	340	308,694
Citizens Financial Group, Inc.
2.85%, 07/27/26(a)	257	219,144
2.50%, 02/06/30(a)	61	48,217
(5 year CMT + 2.75%), 5.64%, 05/21/37(b)	61	55,773
Comerica, Inc., 4.00%, 02/01/29(a)	171	135,113
Cooperatieve Rabobank UA
3.38%, 05/21/25	500	481,951
4.38%, 08/04/25	500	483,596
5.25%, 05/24/41(a)	176	187,199
5.75%, 12/01/43(a)	250	254,177
Credit Suisse AG/New York
7.95%, 01/09/25	250	254,127
3.70%, 02/21/25	270	256,110
5.00%, 07/09/27(a)	250	240,625
7.50%, 02/15/28(a)	250	265,000

Security	Par (000)	Value

Banks (continued)
Discover Bank, 3.45%, 07/27/26	$250	$230,795
Fifth Third Bancorp
2.55%, 05/05/27	121	104,290
8.25%, 03/01/38(a)	75	84,477
(1 day SOFR + 0.69%), 1.71%, 11/01/27(b)	171	144,451
(1 day SOFR + 1.36%), 4.06%, 04/25/28(a)(b)	61	55,828
(1 day SOFR + 1.66%), 4.34%, 04/25/33(a)(b)	61	53,226
(1 day SOFR Index + 2.13%), 4.77%, 07/28/30(b)	100	92,481
(1 day SOFR Index + 2.19%), 6.36%, 10/27/28(b)	100	100,656
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	75	73,038
HSBC Bank USA NA, 7.00%, 01/15/39(a)	250	273,372
Huntington Bancshares, Inc.
2.63%, 08/06/24	133	124,692
4.00%, 05/15/25	171	161,387
(1 day SOFR + 1.97%), 4.44%, 08/04/28(a)(b)	260	238,496
(1 day SOFR + 2.05%), 5.02%, 05/17/33(a)(b)	73	66,449
Huntington National Bank, (1 day SOFR Index + 1.65%), 4.55%, 05/17/28(a)(b)	280	263,808
ING Groep NV
3.95%, 03/29/27(a)	250	238,916
(1 day SOFR + 1.01%), 1.73%, 04/01/27(b)	350	310,922
(1 day SOFR + 1.83%), 4.02%, 03/28/28(b)	211	199,557
Inter-American Development Bank, 4.00%, 01/12/28	500	505,655
International Bank for Reconstruction & Development, 3.88%, 02/14/30(a)	1,000	1,008,519
KeyBank NA/Cleveland OH(a)
5.85%, 11/15/27	250	245,814
5.00%, 01/26/33	250	232,260
KeyCorp.
2.25%, 04/06/27	87	73,897
2.55%, 10/01/29(a)	87	69,516
(1 day SOFR + 1.25%), 3.88%, 05/23/25(a)(b)	65	62,654
(1 day SOFR Index + 2.06%), 4.79%, 06/01/33(a)(b)	105	94,008
M&T Bank Corp., (1 day SOFR Index + 1.78%), 4.55%, 08/16/28(a)(b)	100	92,375
Manufacturers and Traders Trust Co., 5.40%, 11/21/25(a)	340	328,311
National Bank of Canada, (1 day SOFR + 1.01%), 3.75%, 06/09/25(a)(b)	340	332,944
PNC Bank NA
2.95%, 02/23/25	250	238,550
3.88%, 04/10/25(a)	250	241,686
4.05%, 07/26/28	300	284,256
PNC Financial Services Group, Inc.
3.90%, 04/29/24	341	333,814
2.20%, 11/01/24(a)	75	71,304
1.15%, 08/13/26(a)	171	150,219
3.45%, 04/23/29(a)	341	317,357
2.55%, 01/22/30(a)	171	145,830
(1 day SOFR + 0.98%), 2.31%, 04/23/32(a)(b)	171	139,968
(1 day SOFR + 1.09%), 4.76%, 01/26/27(b)	230	227,156
(1 day SOFR + 1.62%), 5.35%, 12/02/28(b)	135	136,014
(1 day SOFR + 1.93%), 5.07%, 01/24/34(a)(b)	205	202,235
Regions Financial Corp.(a)
2.25%, 05/18/25	341	313,690

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Regions Financial Corp.(a) (continued)
1.80%, 08/12/28	$341	$279,544
Royal Bank of Canada
2.55%, 07/16/24	171	165,434
3.97%, 07/26/24	95	93,717
0.65%, 07/29/24	341	322,105
5.66%, 10/25/24	100	100,866
2.25%, 11/01/24	257	245,795
3.38%, 04/14/25	79	76,665
4.88%, 01/12/26	100	100,188
0.88%, 01/20/26(a)	341	306,092
4.65%, 01/27/26(a)	121	119,223
1.20%, 04/27/26	281	252,070
1.15%, 07/14/26(a)	171	153,337
1.40%, 11/02/26	76	67,162
2.05%, 01/21/27(a)	87	78,761
3.63%, 05/04/27	79	75,651
4.24%, 08/03/27	100	97,511
6.00%, 11/01/27(a)	100	104,313
4.90%, 01/12/28(a)	100	100,010
3.88%, 05/04/32	79	72,992
5.00%, 02/01/33(a)	100	101,187
Santander Holdings USA, Inc.
3.24%, 10/05/26(a)	341	308,885
(1 day SOFR + 1.25%), 2.49%, 01/06/28(b)	140	121,042
(1 day SOFR + 2.33%), 5.81%, 09/09/26(b)	340	334,121
(1 day SOFR + 2.36%), 6.50%, 03/09/29(b)	70	69,935
Santander U.K. Group Holdings PLC(b)
(1 day SOFR + 1.22%), 2.47%, 01/11/28	200	175,890
(1 day SOFR + 2.60%), 6.53%, 01/10/29(a)	200	203,339
(1 day SOFR + 2.75%), 6.83%, 11/21/26	300	303,864
Synchrony Bank, 5.63%, 08/23/27(a)	250	229,488
Synovus Bank/Columbus GA, 5.63%, 02/15/28	250	224,374
Toronto-Dominion Bank
2.65%, 06/12/24(a)	87	84,573
0.70%, 09/10/24	189	177,719
4.29%, 09/13/24	200	197,689
1.25%, 12/13/24(a)	171	160,529
1.45%, 01/10/25(a)	87	81,862
3.77%, 06/06/25	100	97,364
0.75%, 01/06/26(a)	307	273,306
1.20%, 06/03/26	307	273,552
1.25%, 09/10/26	189	167,140
1.95%, 01/12/27	87	77,881
2.80%, 03/10/27	133	122,703
4.11%, 06/08/27	100	96,852
4.69%, 09/15/27	200	198,003
2.00%, 09/10/31	189	151,710
2.45%, 01/12/32	87	72,133
3.20%, 03/10/32	133	116,377
4.46%, 06/08/32	55	53,562
(5 year USD Swap + 2.21%), 3.63%, 09/15/31(b).	87	81,914
Truist Bank, 3.80%, 10/30/26(a)	250	231,434
Truist Financial Corp.
2.50%, 08/01/24(a)	341	325,901
2.85%, 10/26/24(a)	87	83,046
1.13%, 08/03/27(a)	155	131,056
1.95%, 06/05/30	141	113,712
(1 day SOFR + 0.86%), 1.89%, 06/07/29(a)(b)	171	142,793
(1 day SOFR + 1.37%), 4.12%, 06/06/28(b)	65	61,599

Security	Par (000)	Value

Banks (continued)
Truist Financial Corp. (continued)
(1 day SOFR + 1.44%), 4.87%, 01/26/29(b)	$80	$78,005
(1 day SOFR + 1.46%), 4.26%, 07/28/26(b)	100	96,401
(1 day SOFR + 1.63%), 5.90%, 10/28/26(b)	100	99,692
(1 day SOFR + 1.85%), 5.12%, 01/26/34(a)(b)	130	126,775
(1 day SOFR + 2.24%), 4.92%, 07/28/33(a)(b)	100	93,186
(1 day SOFR + 2.30%), 6.12%, 10/28/33(b)	100	104,913
U.S. Bancorp
2.40%, 07/30/24(a)	171	164,377
3.90%, 04/26/28(a)	341	325,952
1.38%, 07/22/30(a)	141	110,425
(1 day SOFR + 0.73%), 2.22%, 01/27/28(a)(b)	87	78,124
(1 day SOFR + 1.02%), 2.68%, 01/27/33(a)(b)	87	72,077
(1 day SOFR + 1.23%), 4.65%, 02/01/29(b)	150	146,620
(1 day SOFR + 1.43%), 5.73%, 10/21/26(a)(b)	70	70,300
(1 day SOFR + 1.60%), 4.84%, 02/01/34(b)	150	145,549
(1 day SOFR + 1.66%), 4.55%, 07/22/28(a)(b)	160	155,904
(1 day SOFR + 2.09%), 5.85%, 10/21/33(a)(b)	200	208,905
(1 day SOFR + 2.11%), 4.97%, 07/22/33(b)	175	165,686
(5 year CMT + 0.95%), 2.49%, 11/03/36(b)	121	93,392
Series V, 2.38%, 07/22/26(a)	87	79,810
U.S. Bank NA
3.40%, 07/24/23	228	226,535
2.80%, 01/27/25(a)	500	478,470
Wells Fargo & Co.
3.30%, 09/09/24(a)	130	126,716
3.00%, 02/19/25(a)	62	59,716
3.55%, 09/29/25	171	164,422
3.00%, 04/22/26(a)	300	283,375
4.10%, 06/03/26(a)	345	333,901
3.00%, 10/23/26(a)	300	280,645
4.30%, 07/22/27(a)	257	249,066
4.15%, 01/24/29	171	163,321
5.38%, 11/02/43(a)	155	148,332
5.61%, 01/15/44(a)	114	109,848
4.65%, 11/04/44	270	232,651
3.90%, 05/01/45(a)	197	158,624
4.90%, 11/17/45(a)	257	228,969
4.40%, 06/14/46(a)	244	201,174
4.75%, 12/07/46	275	238,977
(1 day SOFR + 0.51%), 0.81%, 05/19/25(a)(b)	117	111,091
(1 day SOFR + 1.26%), 2.57%, 02/11/31(a)(b)	257	217,792
(1 day SOFR + 1.32%), 3.91%, 04/25/26(b)	274	265,949
(1 day SOFR + 1.50%), 3.35%, 03/02/33(a)(b)	87	75,407
(1 day SOFR + 1.51%), 3.53%, 03/24/28(b)	563	531,185
(1 day SOFR + 1.56%), 4.54%, 08/15/26(b)	155	152,142
(1 day SOFR + 1.98%), 4.81%, 07/25/28(b)	210	207,367
(1 day SOFR + 2.00%), 2.19%, 04/30/26(b)	511	478,888
(1 day SOFR + 2.10%), 2.39%, 06/02/28(b)	155	139,571
(1 day SOFR + 2.10%), 4.90%, 07/25/33(b)	500	488,061
(1 day SOFR + 2.13%), 4.61%, 04/25/53(a)(b)	239	211,902
(1 day SOFR + 2.53%), 3.07%, 04/30/41(a)(b)	341	254,130
(1 day SOFR + 4.03%), 4.48%, 04/04/31(b)	341	326,521
(1 day SOFR + 4.50%), 5.01%, 04/04/51(b)	533	501,290
(3 mo. LIBOR US + 0.75%), 2.16%, 02/11/26(a)(b)	457	429,881
(3 mo. LIBOR US + 0.83%), 2.41%, 10/30/25(a)(b)	171	162,495
(3 mo. LIBOR US + 1.17%), 3.20%, 06/17/27(b)	229	215,325

4

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co. (continued)
(3 mo. LIBOR US + 1.31%), 3.58%, 05/22/28(a)(b)	$257	$242,134
(3 mo. Term SOFR + 1.43%), 2.88%, 10/30/30(a)(b)	341	296,335
Wells Fargo Bank NA, 6.60%, 01/15/38(a)	250	279,570
Westpac Banking Corp.
1.02%, 11/18/24	89	83,672
2.35%, 02/19/25	87	83,436
2.85%, 05/13/26	87	82,426
1.15%, 06/03/26	171	153,647
4.04%, 08/26/27	200	196,553
5.46%, 11/18/27(a)	250	258,961
3.40%, 01/25/28(a)	87	82,634
1.95%, 11/20/28	171	148,833
2.65%, 01/16/30(a)	138	122,962
2.15%, 06/03/31(a)	240	202,645
4.42%, 07/24/39	171	143,264
3.13%, 11/18/41	59	40,647
(1 year CMT + 2.68%), 5.41%, 08/10/33(b)	100	95,567
(5 year CMT + 1.35%), 2.89%, 02/04/30(b)	214	200,680
(5 year CMT + 1.53%), 3.02%, 11/18/36(b)	81	63,466
(5 year CMT + 1.75%), 2.67%, 11/15/35(a)(b)	87	67,763
(5 year USD ICE Swap + 2.24%), 4.32%, 11/23/31(b)	130	123,279

		36,460,964

Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
3.65%, 02/01/26	384	376,901
4.70%, 02/01/36	597	594,508
4.90%, 02/01/46	882	861,990
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/44(a)	112	105,795
4.90%, 02/01/46	87	85,026
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28	171	169,054
4.75%, 01/23/29	597	609,667
3.50%, 06/01/30(a)	297	280,018
4.38%, 04/15/38	171	162,380
8.20%, 01/15/39(a)	197	257,091
5.45%, 01/23/39	171	179,542
4.35%, 06/01/40	171	158,777
4.95%, 01/15/42(a)	87	85,902
4.60%, 04/15/48	363	342,499
4.44%, 10/06/48(a)	109	99,454
5.55%, 01/23/49	500	536,034
5.80%, 01/23/59(a)	171	187,676
Brown-Forman Corp., 4.00%, 04/15/38	87	79,642
Coca-Cola Co.
2.90%, 05/25/27(a)	87	83,206
1.50%, 03/05/28(a)	171	151,866
2.13%, 09/06/29(a)	171	153,494
3.45%, 03/25/30(a)	87	83,638
2.00%, 03/05/31	158	135,275
2.25%, 01/05/32	291	253,389
2.50%, 06/01/40(a)	171	131,162
2.88%, 05/05/41	87	69,417
2.60%, 06/01/50(a)	171	122,419
3.00%, 03/05/51(a)	140	109,077
2.50%, 03/15/51(a)	257	180,263

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Co. (continued)
2.75%, 06/01/60(a)	$75	$53,293
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30(a)	150	132,497
1.85%, 09/01/32	218	168,923
Constellation Brands, Inc.
3.60%, 05/09/24	61	60,209
4.75%, 12/01/25(a)	171	170,998
3.70%, 12/06/26(a)	130	125,679
3.50%, 05/09/27(a)	171	164,427
3.15%, 08/01/29(a)	171	156,341
2.25%, 08/01/31(a)	326	267,825
4.10%, 02/15/48	87	71,815
3.75%, 05/01/50	87	68,738
Diageo Capital PLC
5.20%, 10/24/25	200	202,589
3.88%, 04/29/43(a)	194	168,801
Diageo Investment Corp., 4.25%, 05/11/42(a)	87	82,069
Keurig Dr. Pepper, Inc.
4.42%, 05/25/25(a)	60	59,229
3.95%, 04/15/29(a)	65	62,315
3.20%, 05/01/30(a)	87	79,390
2.25%, 03/15/31	87	72,931
4.05%, 04/15/32(a)	71	67,254
4.42%, 12/15/46(a)	87	75,958
3.80%, 05/01/50(a)	87	69,354
3.35%, 03/15/51	87	63,240
4.50%, 04/15/52(a)	72	64,082
Molson Coors Beverage Co.
3.00%, 07/15/26	200	188,844
5.00%, 05/01/42	100	94,402
4.20%, 07/15/46	87	71,143
PepsiCo, Inc.
2.25%, 03/19/25(a)	410	395,638
2.75%, 04/30/25(a)	171	165,599
3.50%, 07/17/25(a)	87	85,772
4.55%, 02/13/26(a)	60	61,034
2.85%, 02/24/26(a)	87	84,189
2.38%, 10/06/26(a)	171	161,271
3.00%, 10/15/27(a)	87	83,336
3.60%, 02/18/28(a)	50	49,049
4.45%, 05/15/28(a)	60	61,219
2.63%, 07/29/29(a)	171	156,737
2.75%, 03/19/30	341	311,864
1.63%, 05/01/30	104	87,994
1.40%, 02/25/31(a)	206	169,571
1.95%, 10/21/31	169	142,676
3.90%, 07/18/32(a)	70	68,367
4.45%, 02/15/33(a)	60	61,583
2.63%, 10/21/41	87	67,282
3.45%, 10/06/46(a)	289	247,504
3.38%, 07/29/49	75	62,345
2.88%, 10/15/49	87	66,133
3.63%, 03/19/50	121	105,008
2.75%, 10/21/51	257	188,796
4.20%, 07/18/52	25	23,858
4.65%, 02/15/53	60	61,511

		12,475,844

Biotechnology — 0.4%
Amgen, Inc.
3.63%, 05/22/24	87	85,768

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Amgen, Inc. (continued)
5.25%, 03/02/25	$335	$338,684
3.13%, 05/01/25(a)	130	126,075
2.60%, 08/19/26	124	116,770
5.15%, 03/02/28	330	336,937
4.05%, 08/18/29(a)	330	318,393
5.25%, 03/02/30	345	352,860
2.00%, 01/15/32(a)	240	195,372
3.35%, 02/22/32	73	65,883
4.20%, 03/01/33(a)	330	316,314
5.25%, 03/02/33	365	375,001
3.15%, 02/21/40	171	134,130
2.80%, 08/15/41(a)	189	137,964
4.95%, 10/01/41	341	324,822
5.15%, 11/15/41	87	84,592
5.60%, 03/02/43	330	339,999
4.56%, 06/15/48(a)	87	78,759
3.38%, 02/21/50(a)	171	128,483
4.66%, 06/15/51	300	272,623
3.00%, 01/15/52(a)	240	164,355
4.20%, 02/22/52	60	50,906
4.88%, 03/01/53	55	51,475
5.65%, 03/02/53(a)	295	307,007
2.77%, 09/01/53	71	45,390
4.40%, 02/22/62(a)	275	232,282
5.75%, 03/02/63	210	217,903
Baxalta, Inc.
4.00%, 06/23/25(a)	240	235,056
5.25%, 06/23/45	78	76,442
Biogen, Inc.
4.05%, 09/15/25(a)	103	100,657
2.25%, 05/01/30(a)	138	116,188
3.15%, 05/01/50	193	134,317
3.25%, 02/15/51	104	73,634
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27(a)	60	56,588
3.70%, 03/15/32	67	60,598
Gilead Sciences, Inc.
3.70%, 04/01/24	300	296,470
3.50%, 02/01/25	200	195,997
3.65%, 03/01/26	227	222,205
2.95%, 03/01/27(a)	87	82,780
1.20%, 10/01/27	62	54,157
1.65%, 10/01/30(a)	183	150,639
4.60%, 09/01/35	231	228,771
2.60%, 10/01/40	100	73,741
5.65%, 12/01/41(a)	181	195,785
4.80%, 04/01/44	189	183,241
4.75%, 03/01/46(a)	257	247,099
4.15%, 03/01/47(a)	197	173,217
Illumina, Inc.
5.80%, 12/12/25	100	100,924
5.75%, 12/13/27	100	102,506
2.55%, 03/23/31	55	45,450
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	140	113,296
2.80%, 09/15/50(a)	144	96,041
Royalty Pharma PLC
1.20%, 09/02/25(a)	171	155,036
1.75%, 09/02/27	257	222,717

Security	Par (000)	Value

Biotechnology (continued)
Royalty Pharma PLC (continued)
2.15%, 09/02/31	$59	$46,631
3.30%, 09/02/40	171	123,916
3.35%, 09/02/51	87	57,306

		9,220,152

Broadline Retail — 0.0%
O’Reilly Automotive, Inc.
4.35%, 06/01/28(a)	171	169,410
3.90%, 06/01/29(a)	171	163,008
1.75%, 03/15/31	78	62,729
4.70%, 06/15/32(a)	100	98,702
TJX Cos., Inc.(a)
2.25%, 09/15/26	257	241,380
4.50%, 04/15/50	87	82,158
Tractor Supply Co., 1.75%, 11/01/30	69	54,902

		872,289

Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25	68	64,881
2.49%, 02/15/27(a)	77	71,543
2.72%, 02/15/30	200	174,976
3.38%, 04/05/40	171	135,929
Eagle Materials, Inc., 2.50%, 07/01/31	67	54,873
Fortune Brands Innovations, Inc.
4.00%, 06/15/25(a)	171	167,423
3.25%, 09/15/29(a)	87	77,456
4.50%, 03/25/52	87	66,428
Johnson Controls International PLC
3.63%, 07/02/24(a)(c)	75	73,752
5.13%, 09/14/45(a)	24	23,176
4.50%, 02/15/47	87	76,588
4.95%, 07/02/64(a)(c)	64	57,825
Johnson Controls International PLC/Tyco Fire & Security Finance SCA(a)
1.75%, 09/15/30	70	57,655
2.00%, 09/16/31	121	98,604
4.90%, 12/01/32	65	65,949
Martin Marietta Materials, Inc.
3.45%, 06/01/27(a)	87	82,529
2.40%, 07/15/31	58	47,494
4.25%, 12/15/47	87	73,648
3.20%, 07/15/51(a)	75	52,984
Series CB, 2.50%, 03/15/30	171	145,242
Masco Corp.
1.50%, 02/15/28	65	55,344
2.00%, 02/15/31(a)	87	69,635
3.13%, 02/15/51	73	48,311
Mohawk Industries, Inc., 3.63%, 05/15/30(a)	75	67,983
Owens Corning
4.20%, 12/01/24(a)	87	86,107
3.88%, 06/01/30(a)	75	69,424
4.40%, 01/30/48	171	142,686
Vulcan Materials Co.(a)
3.90%, 04/01/27	171	166,684
4.50%, 06/15/47	87	77,257

		2,452,386

Building Products — 0.3%
Allegion PLC, 3.50%, 10/01/29(a)	87	78,605

6

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Products (continued)
Home Depot, Inc.
2.70%, 04/15/25(a)	$86	$83,156
3.35%, 09/15/25(a)	257	251,371
4.00%, 09/15/25(a)	65	64,524
2.13%, 09/15/26(a)	87	81,561
2.50%, 04/15/27(a)	140	131,420
2.88%, 04/15/27(a)	79	75,310
2.80%, 09/14/27(a)	87	82,365
0.90%, 03/15/28	117	99,954
1.50%, 09/15/28(a)	87	75,851
3.90%, 12/06/28(a)	78	76,826
2.95%, 06/15/29(a)	102	94,246
2.70%, 04/15/30	75	67,711
1.38%, 03/15/31	275	220,045
1.88%, 09/15/31(a)	87	71,978
3.25%, 04/15/32(a)	266	242,752
4.50%, 09/15/32(a)	200	201,440
5.88%, 12/16/36	74	82,507
3.30%, 04/15/40	189	157,128
5.40%, 09/15/40	87	91,342
5.95%, 04/01/41(a)	87	96,863
4.20%, 04/01/43	130	117,731
4.40%, 03/15/45(a)	214	199,128
4.25%, 04/01/46	171	155,806
3.90%, 06/15/47(a)	171	146,885
4.50%, 12/06/48(a)	171	160,995
3.13%, 12/15/49	104	76,857
2.38%, 03/15/51(a)	155	97,547
2.75%, 09/15/51	87	59,949
3.63%, 04/15/52(a)	177	142,446
4.95%, 09/15/52(a)	80	79,926
Lowe’s Cos., Inc.
4.00%, 04/15/25(a)	171	168,685
4.40%, 09/08/25	60	59,706
3.38%, 09/15/25	87	84,309
4.80%, 04/01/26	60	60,342
2.50%, 04/15/26	164	154,562
3.35%, 04/01/27(a)	75	71,895
1.30%, 04/15/28(a)	146	125,443
1.70%, 09/15/28(a)	97	83,921
3.65%, 04/05/29(a)	87	82,369
4.50%, 04/15/30(a)	171	168,986
1.70%, 10/15/30(a)	79	63,874
2.63%, 04/01/31(a)	171	146,154
3.75%, 04/01/32(a)	103	95,105
5.00%, 04/15/33(a)	100	100,028
5.15%, 07/01/33	75	75,715
5.00%, 04/15/40	171	162,690
2.80%, 09/15/41	72	51,033
4.38%, 09/15/45	171	144,774
3.70%, 04/15/46	227	173,459
3.00%, 10/15/50(a)	211	140,035
3.50%, 04/01/51	171	122,288
4.25%, 04/01/52(a)	67	54,980
5.63%, 04/15/53(a)	20	20,065
4.45%, 04/01/62	75	61,218

Security	Par (000)	Value

Building Products (continued)
Lowe’s Cos., Inc. (continued)
5.80%, 09/15/62	$120	$120,815
5.85%, 04/01/63	110	111,567

		6,368,243

Capital Markets — 0.8%
Ameriprise Financial, Inc.
3.70%, 10/15/24(a)	171	167,325
2.88%, 09/15/26(a)	87	81,206
5.15%, 05/15/33	50	49,853
Ares Capital Corp.
4.20%, 06/10/24	87	84,075
3.25%, 07/15/25	151	137,934
3.88%, 01/15/26	171	157,632
2.88%, 06/15/28	178	146,371
3.20%, 11/15/31(a)	87	66,336
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26(a)	70	59,074
Bank of New York Mellon Corp.
0.50%, 04/26/24(a)	70	66,579
2.10%, 10/24/24(a)	87	83,059
1.60%, 04/24/25(a)	341	316,950
3.35%, 04/25/25(a)	118	113,637
2.80%, 05/04/26	70	65,807
1.05%, 10/15/26(a)	171	149,642
2.05%, 01/26/27(a)	171	154,261
3.25%, 05/16/27	130	123,038
1.65%, 07/14/28	75	63,837
3.85%, 04/26/29	118	111,409
3.30%, 08/23/29	171	156,163
1.80%, 07/28/31(a)	51	40,423
2.50%, 01/26/32(a)	87	71,947
(1 day SOFR + 0.57%), 3.43%, 06/13/25(a)(b)	100	97,653
(1 day SOFR + 1.15%), 3.99%, 06/13/28(a)(b)	100	97,395
(1 day SOFR + 1.17%), 4.54%, 02/01/29(a)(b)	100	99,060
(1 day SOFR + 1.35%), 4.41%, 07/24/26(a)(b)	175	172,640
(1 day SOFR + 1.42%), 4.29%, 06/13/33(a)(b)	100	95,771
(1 day SOFR + 1.51%), 4.71%, 02/01/34(a)(b)	100	98,980
(1 day SOFR + 1.76%), 4.60%, 07/26/30(b)	115	112,493
(1 day SOFR Index + 1.80%), 5.80%, 10/25/28(a)(b)	80	83,338
(1 day SOFR Index + 2.07%), 5.83%, 10/25/33(b)	180	192,217
(3 mo. LIBOR US + 1.07%), 3.44%, 02/07/28(b)	91	86,783
Series G, 3.00%, 02/24/25	78	74,971
Series J, 0.85%, 10/25/24(a)	171	159,403
Blackstone Private Credit Fund
2.70%, 01/15/25(a)	70	64,453
4.70%, 03/24/25(a)	87	83,336
7.05%, 09/29/25(d)	100	98,606
2.63%, 12/15/26	75	62,980
3.25%, 03/15/27	206	174,904
Blackstone Secured Lending Fund, 2.85%, 09/30/28(a)	210	172,311
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32(a)	86	68,387
Brookfield Finance, Inc.
4.00%, 04/01/24	53	51,923
4.25%, 06/02/26	171	165,964

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Brookfield Finance, Inc. (continued)
3.90%, 01/25/28(a)	$181	$168,264
4.35%, 04/15/30	87	81,056
2.72%, 04/15/31	107	89,744
4.70%, 09/20/47	87	75,147
3.50%, 03/30/51(a)	79	52,586
3.63%, 02/15/52	61	41,447
Charles Schwab Corp.(a)
3.00%, 03/10/25	80	75,999
3.63%, 04/01/25	171	164,282
3.85%, 05/21/25	171	164,456
0.90%, 03/11/26	289	253,374
1.15%, 05/13/26	141	123,782
2.45%, 03/03/27	82	73,448
3.20%, 01/25/28	171	155,991
2.00%, 03/20/28	140	120,170
3.25%, 05/22/29	70	62,252
1.65%, 03/11/31	87	67,339
2.30%, 05/13/31	171	137,957
2.90%, 03/03/32	140	117,183
CI Financial Corp.
3.20%, 12/17/30	104	80,163
4.10%, 06/15/51(a)	86	52,007
European Investment Bank, 3.88%, 03/15/28(a)	1,000	1,007,960
Franklin Resources, Inc., 2.95%, 08/12/51	75	48,523
FS KKR Capital Corp.
4.63%, 07/15/24	87	84,133
1.65%, 10/12/24	87	80,009
4.13%, 02/01/25(a)	74	69,995
2.63%, 01/15/27(a)	71	59,724
3.25%, 07/15/27(a)	87	73,710
3.13%, 10/12/28(a)	87	71,192
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32	63	51,116
Golub Capital BDC, Inc., 2.50%, 08/24/26	70	60,004
Invesco Finance PLC, 5.38%, 11/30/43(a)	87	86,017
Jefferies Financial Group, Inc.
4.85%, 01/15/27(a)	171	166,965
4.15%, 01/23/30(a)	171	157,048
2.63%, 10/15/31	71	54,250
2.75%, 10/15/32(a)	141	108,752
Kreditanstalt fuer Wiederaufbau
1.38%, 08/05/24	511	490,695
2.50%, 11/20/24(a)	341	331,251
1.25%, 01/31/25	500	473,935
2.00%, 05/02/25(a)	341	326,780
0.63%, 01/22/26	341	311,347
3.00%, 05/20/27	700	678,943
3.75%, 02/15/28	400	400,332
1.75%, 09/14/29(a)	257	228,491
Landwirtschaftliche Rentenbank
2.00%, 01/13/25(a)	171	164,430
2.38%, 06/10/25	341	328,537
0.88%, 09/03/30(a)	341	277,639
Series 40, 0.50%, 05/27/25	341	315,770
Legg Mason, Inc., 5.63%, 01/15/44	109	109,229
Main Street Capital Corp., 3.00%, 07/14/26(a)	70	61,021
Nomura Holdings, Inc.
1.65%, 07/14/26(a)	200	174,774
2.33%, 01/22/27(a)	222	196,150

Security	Par (000)	Value

Capital Markets (continued)
Nomura Holdings, Inc. (continued)
2.17%, 07/14/28(a)	$400	$333,864
2.71%, 01/22/29	222	188,424
5.61%, 07/06/29(a)	200	199,094
2.61%, 07/14/31	200	157,050
Northern Trust Corp.
4.00%, 05/10/27(a)	102	99,925
3.65%, 08/03/28(a)	87	81,385
3.15%, 05/03/29	87	78,456
6.13%, 11/02/32(a)	130	138,596
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	171	162,603
2.88%, 05/23/25	500	486,593
Owl Rock Capital Corp.
4.00%, 03/30/25	59	55,005
3.75%, 07/22/25	67	61,097
3.40%, 07/15/26(a)	171	150,984
2.63%, 01/15/27(a)	75	63,412
Owl Rock Capital Corp. III, 3.13%, 04/13/27(a)	70	58,781
Owl Rock Core Income Corp., 4.70%, 02/08/27(a)	40	36,125
Prospect Capital Corp.
3.36%, 11/15/26	82	68,570
3.44%, 10/15/28	75	57,379
Raymond James Financial, Inc., 4.95%, 07/15/46(a)	87	78,982
S&P Global, Inc., 2.45%, 03/01/27	60	56,269
Sixth Street Specialty Lending, Inc., 3.88%, 11/01/24	87	82,964
State Street Corp.
3.30%, 12/16/24(a)	72	69,750
2.65%, 05/19/26(a)	171	160,302
2.40%, 01/24/30(a)	75	64,953
(1 day SOFR + 0.41%), 1.75%, 02/06/26(a)(b)	55	51,637
(1 day SOFR + 0.56%), 1.68%, 11/18/27(b)	155	138,126
(1 day SOFR + 0.73%), 2.20%, 02/07/28(b)	61	55,521
(1 day SOFR + 0.94%), 2.35%, 11/01/25(b)	249	238,100
(1 day SOFR + 1.00%), 2.62%, 02/07/33(b)	67	55,816
(1 day SOFR + 1.35%), 5.75%, 11/04/26(a)(b)	45	45,859
(1 day SOFR + 1.49%), 3.03%, 11/01/34(a)(b)	70	60,353
(1 day SOFR + 1.57%), 4.82%, 01/26/34(a)(b)	80	79,559
(1 day SOFR + 1.72%), 5.82%, 11/04/28(a)(b)	60	62,583
(1 day SOFR + 1.73%), 4.16%, 08/04/33(a)(b)	25	23,519
(1 day SOFR + 2.60%), 2.90%, 03/30/26(b)	171	163,361
(1 day SOFR + 2.65%), 3.15%, 03/30/31(a)(b)	171	152,687

		18,103,179

Chemicals — 0.4%
Air Products & Chemicals, Inc.
1.50%, 10/15/25(a)	102	94,881
1.85%, 05/15/27	73	66,003
2.05%, 05/15/30	75	64,707
2.80%, 05/15/50(a)	111	79,673
Air Products and Chemicals, Inc.
4.80%, 03/03/33	70	71,939
2.70%, 05/15/40	87	66,777
Cabot Corp., 5.00%, 06/30/32	100	97,333
Celanese U.S. Holdings LLC
5.90%, 07/05/24(a)	100	100,038
6.05%, 03/15/25(a)	100	100,574
1.40%, 08/05/26	70	60,176
6.17%, 07/15/27	100	100,570

8

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Celanese U.S. Holdings LLC (continued)
6.33%, 07/15/29(a)	$165	$166,817
6.38%, 07/15/32(a)	70	70,958
CF Industries, Inc.
5.15%, 03/15/34	87	83,407
4.95%, 06/01/43(a)	87	75,023
5.38%, 03/15/44(a)	87	78,535
Dow Chemical Co.
4.80%, 11/30/28(a)	75	75,425
6.30%, 03/15/33(a)	50	54,397
9.40%, 05/15/39	69	92,842
5.25%, 11/15/41(a)	74	71,678
4.38%, 11/15/42(a)	87	75,364
5.55%, 11/30/48(a)	171	168,127
3.60%, 11/15/50	87	65,023
6.90%, 05/15/53(a)	50	57,676
DuPont de Nemours, Inc.
4.73%, 11/15/28(a)	257	259,368
5.32%, 11/15/38(a)	130	130,872
5.42%, 11/15/48	257	257,173
Eastman Chemical Co.
3.80%, 03/15/25	181	176,471
4.50%, 12/01/28(a)	71	69,640
5.75%, 03/08/33	40	40,685
4.80%, 09/01/42	87	77,566
4.65%, 10/15/44(a)	71	61,677
Ecolab, Inc.(a)
5.25%, 01/15/28	75	77,789
4.80%, 03/24/30	87	88,585
1.30%, 01/30/31	140	111,042
2.13%, 02/01/32	171	142,755
2.13%, 08/15/50	140	83,873
2.70%, 12/15/51	124	82,385
EIDP, Inc.(a)
1.70%, 07/15/25	140	131,482
2.30%, 07/15/30	140	120,416
Emerson Electric Co.
2.00%, 12/21/28(a)	87	77,076
2.20%, 12/21/31(a)	75	63,534
2.75%, 10/15/50	171	114,662
2.80%, 12/21/51	58	39,434
FMC Corp.
3.20%, 10/01/26(a)	55	51,973
3.45%, 10/01/29(a)	60	54,362
4.50%, 10/01/49	58	48,437
Huntsman International LLC, 2.95%, 06/15/31(a)	65	53,395
International Flavors & Fragrances, Inc.
4.45%, 09/26/28(a)	87	82,746
4.38%, 06/01/47	87	67,781
5.00%, 09/26/48(a)	87	74,181
Linde, Inc.
2.65%, 02/05/25	58	56,004
4.70%, 12/05/25	100	100,517
3.20%, 01/30/26(a)	87	85,013
1.10%, 08/10/30	155	123,698
2.00%, 08/10/50(a)	122	72,149
LYB International Finance BV
5.25%, 07/15/43	75	68,788
4.88%, 03/15/44	62	54,723

Security	Par (000)	Value

Chemicals (continued)
LYB International Finance III LLC
1.25%, 10/01/25(a)	$74	$67,012
2.25%, 10/01/30(a)	117	96,668
3.38%, 10/01/40	94	69,594
4.20%, 10/15/49	144	112,521
4.20%, 05/01/50	87	68,020
3.63%, 04/01/51(a)	127	90,271
3.80%, 10/01/60(a)	70	47,951
Mosaic Co.(a)
4.05%, 11/15/27	171	165,013
5.45%, 11/15/33	214	215,127
Nutrien Ltd.
3.00%, 04/01/25	87	83,506
5.95%, 11/07/25(a)	100	102,812
4.00%, 12/15/26	87	84,026
4.90%, 03/27/28	30	29,991
2.95%, 05/13/30	171	150,526
4.90%, 06/01/43(a)	87	79,856
5.00%, 04/01/49(a)	130	119,315
3.95%, 05/13/50	87	68,918
5.80%, 03/27/53	25	25,750
PPG Industries, Inc.
2.40%, 08/15/24(a)	171	165,555
1.20%, 03/15/26	74	66,329
2.80%, 08/15/29(a)	171	151,917
Rohm and Haas Co., 7.85%, 07/15/29(a)	125	142,557
RPM International, Inc.
2.95%, 01/15/32	86	69,854
5.25%, 06/01/45	87	79,294
Sherwin-Williams Co.
4.25%, 08/08/25(a)	35	34,609
3.95%, 01/15/26	87	84,642
3.45%, 06/01/27(a)	87	83,250
2.95%, 08/15/29(a)	108	96,974
2.20%, 03/15/32	189	152,240
4.50%, 06/01/47(a)	171	150,831
3.80%, 08/15/49	153	118,857
Westlake Corp.
3.60%, 08/15/26(a)	87	83,147
3.38%, 06/15/30(a)	75	66,365
5.00%, 08/15/46	130	113,120
3.13%, 08/15/51(a)	110	69,912

		8,644,525

Commercial Services & Supplies — 0.0%
GATX Corp.
3.25%, 09/15/26	130	122,566
3.85%, 03/30/27(a)	87	82,926
4.70%, 04/01/29(a)	171	166,615
4.90%, 03/15/33(a)	145	140,580

		512,687

Communications Equipment — 0.1%
Cisco Systems, Inc.
2.95%, 02/28/26(a)	257	248,591
2.50%, 09/20/26(a)	171	161,439
5.90%, 02/15/39	341	384,666
Juniper Networks, Inc.(a)
3.75%, 08/15/29	87	80,620
5.95%, 03/15/41	87	87,943
Motorola Solutions, Inc.
4.60%, 02/23/28(a)	87	85,853

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Communications Equipment (continued)
Motorola Solutions, Inc. (continued)
4.60%, 05/23/29	$166	$161,479
2.30%, 11/15/30(a)	146	118,654
2.75%, 05/24/31	102	84,232

		1,413,477

Construction & Engineering — 0.0%
Asian Development Bank, 4.00%, 01/12/33	400	409,379
Jacobs Engineering Group, Inc., 5.90%, 03/01/33	75	75,078

		484,457

Construction Materials — 0.0%
Carlisle Cos., Inc., 2.20%, 03/01/32	75	58,256

Consumer Discretionary — 0.0%
California Endowment, Series 2021, 2.50%, 04/01/51	84	55,282
Cintas Corp. No. 2
3.45%, 05/01/25	86	83,912
3.70%, 04/01/27(a)	87	84,354
4.00%, 05/01/32(a)	61	58,613
GXO Logistics, Inc.
1.65%, 07/15/26	171	150,380
2.65%, 07/15/31	87	67,672
Quanta Services, Inc.(a)
2.90%, 10/01/30	90	77,608
2.35%, 01/15/32	80	63,486
3.05%, 10/01/41	69	48,108

		689,415

Consumer Finance — 0.5%
American Express Co.
3.38%, 05/03/24(a)	67	65,676
2.50%, 07/30/24(a)	114	110,085
3.00%, 10/30/24(a)	171	165,568
3.63%, 12/05/24	75	73,085
2.25%, 03/04/25(a)	71	67,626
3.95%, 08/01/25(a)	100	98,055
4.90%, 02/13/26	200	201,858
3.13%, 05/20/26	150	142,491
1.65%, 11/04/26	171	153,509
2.55%, 03/04/27	92	84,925
3.30%, 05/03/27(a)	87	82,650
5.85%, 11/05/27(a)	140	146,884
4.05%, 05/03/29	86	83,822
4.05%, 12/03/42(a)	167	154,083
(1 day SOFR + 1.76%), 4.42%, 08/03/33(a)(b)	100	95,605
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27	83	72,493
Automatic Data Processing, Inc.
1.70%, 05/15/28	100	89,233
1.25%, 09/01/30(a)	341	279,497
Block Financial LLC, 2.50%, 07/15/28(a)	89	76,709
Capital One Financial Corp.
3.75%, 04/24/24	87	84,388
3.30%, 10/30/24(a)	171	163,234
3.20%, 02/05/25	87	81,752
4.25%, 04/30/25	341	325,153
4.20%, 10/29/25(a)	61	56,865
3.75%, 07/28/26	80	72,737
3.75%, 03/09/27(a)	87	79,143
3.65%, 05/11/27(a)	341	310,571
3.80%, 01/31/28(a)	171	156,807

Security	Par (000)	Value

Consumer Finance (continued)
Capital One Financial Corp. (continued)
(1 day SOFR + 0.86%), 1.88%, 11/02/27(b)	$171	$147,214
(1 day SOFR + 1.27%), 2.62%, 11/02/32(b)	87	66,300
(1 day SOFR + 1.29%), 2.64%, 03/03/26(b)	78	72,263
(1 day SOFR + 1.34%), 2.36%, 07/29/32(b)	171	122,180
(1 day SOFR + 1.79%), 3.27%, 03/01/30(b)	118	100,535
(1 day SOFR + 2.06%), 4.93%, 05/10/28(a)(b)	130	124,824
(1 day SOFR + 2.08%), 5.47%, 02/01/29(a)(b)	100	97,457
(1 day SOFR + 2.16%), 4.99%, 07/24/26(a)(b)	50	48,196
(1 day SOFR + 2.60%), 5.25%, 07/26/30(a)(b)	50	47,200
(1 day SOFR + 2.60%), 5.82%, 02/01/34(a)(b)	90	86,969
Discover Financial Services
3.95%, 11/06/24(a)	62	59,119
3.75%, 03/04/25	75	70,669
4.10%, 02/09/27(a)	100	94,583
6.70%, 11/29/32(a)	150	154,641
Equifax, Inc.
2.60%, 12/01/24(a)	171	163,335
5.10%, 12/15/27	70	70,402
2.35%, 09/15/31	171	137,633
Global Payments, Inc.
4.80%, 04/01/26	87	85,217
2.15%, 01/15/27	86	76,162
3.20%, 08/15/29(a)	87	76,527
5.30%, 08/15/29(a)	35	34,563
2.90%, 05/15/30	200	169,355
2.90%, 11/15/31	69	56,507
4.15%, 08/15/49(a)	62	46,298
5.95%, 08/15/52(a)	25	23,782
Mastercard, Inc.
3.38%, 04/01/24(a)	87	86,148
2.00%, 03/03/25(a)	206	197,065
3.30%, 03/26/27(a)	82	79,526
4.88%, 03/09/28(a)	45	46,388
2.95%, 06/01/29	257	238,219
3.35%, 03/26/30(a)	144	136,967
1.90%, 03/15/31(a)	90	76,484
4.85%, 03/09/33	50	51,889
3.65%, 06/01/49	87	74,225
3.85%, 03/26/50(a)	181	160,463
2.95%, 03/15/51	96	72,265
Moody’s Corp.
3.25%, 01/15/28(a)	130	122,533
2.00%, 08/19/31(a)	73	59,538
2.75%, 08/19/41	63	45,379
3.25%, 05/20/50	71	51,313
3.75%, 02/25/52(a)	74	59,142
3.10%, 11/29/61(a)	81	53,640
PayPal Holdings, Inc.
2.40%, 10/01/24(a)	200	193,745
1.65%, 06/01/25	78	73,222
2.65%, 10/01/26(a)	171	161,243
2.85%, 10/01/29(a)	229	206,325
2.30%, 06/01/30	81	69,358
4.40%, 06/01/32(a)	90	88,055
3.25%, 06/01/50(a)	102	74,491
5.05%, 06/01/52(a)	90	86,546
5.25%, 06/01/62(a)	90	87,111
S&P Global, Inc.
4.75%, 08/01/28(a)	171	173,502
2.70%, 03/01/29	70	63,683

10

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
S&P Global, Inc. (continued)
4.25%, 05/01/29(a)	$171	$168,343
2.50%, 12/01/29(a)	81	71,869
1.25%, 08/15/30(a)	75	60,194
2.90%, 03/01/32	95	84,812
3.25%, 12/01/49	80	60,872
3.70%, 03/01/52	76	62,341
2.30%, 08/15/60(a)	87	50,335
3.90%, 03/01/62	30	24,897
Synchrony Financial
4.88%, 06/13/25	235	217,538
4.50%, 07/23/25	67	60,732
3.95%, 12/01/27(a)	171	144,828
5.15%, 03/19/29(a)	87	76,478
Visa, Inc.
3.15%, 12/14/25(a)	501	486,570
1.90%, 04/15/27	341	313,659
2.75%, 09/15/27(a)	197	186,545
2.05%, 04/15/30	171	149,068
1.10%, 02/15/31(a)	240	191,588
4.15%, 12/14/35(a)	87	85,533
2.70%, 04/15/40	171	135,801
4.30%, 12/14/45	269	258,831
3.65%, 09/15/47	69	60,145
2.00%, 08/15/50(a)	189	118,953
Western Union Co.
1.35%, 03/15/26(a)	155	137,962
6.20%, 11/17/36	92	91,773

		11,994,567

Consumer Staples Distribution & Retail — 0.5%
Brown-Forman Corp., 4.75%, 04/15/33	40	40,458
Campbell Soup Co.(a)
3.30%, 03/19/25	87	84,425
4.80%, 03/15/48	130	120,959
Conagra Brands, Inc.
4.30%, 05/01/24(a)	171	169,279
4.60%, 11/01/25(a)	171	168,728
1.38%, 11/01/27	77	66,087
5.30%, 11/01/38(a)	171	167,289
5.40%, 11/01/48(a)	87	85,155
Costco Wholesale Corp.
3.00%, 05/18/27(a)	257	247,674
1.60%, 04/20/30(a)	257	218,173
1.75%, 04/20/32	87	71,523
Dollar General Corp.
4.63%, 11/01/27(a)	70	69,904
5.00%, 11/01/32(a)	75	75,312
4.13%, 04/03/50	100	81,276
Dollar Tree, Inc.
4.20%, 05/15/28(a)	171	166,532
2.65%, 12/01/31	87	72,887
3.38%, 12/01/51	71	50,086
General Mills, Inc.
3.20%, 02/10/27(a)	87	83,626
4.20%, 04/17/28(a)	171	169,148
2.88%, 04/15/30	171	153,115
2.25%, 10/14/31(a)	121	100,581
4.95%, 03/29/33	30	30,466
3.00%, 02/01/51(a)	180	131,253

Security	Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Ingredion, Inc., 3.90%, 06/01/50	$87	$66,626
Kellogg Co.
3.25%, 04/01/26	65	62,258
4.30%, 05/15/28(a)	171	168,801
2.10%, 06/01/30(a)	141	118,020
5.25%, 03/01/33	30	30,783
4.50%, 04/01/46(a)	62	56,939
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(a)	73	75,850
Kraft Heinz Foods Co.
3.00%, 06/01/26(a)	206	196,778
3.88%, 05/15/27(a)	148	144,499
4.63%, 01/30/29(a)	87	88,045
3.75%, 04/01/30(a)	79	74,711
4.25%, 03/01/31	87	84,187
6.75%, 03/15/32	70	78,286
5.00%, 07/15/35	79	79,056
6.88%, 01/26/39	87	98,511
6.50%, 02/09/40(a)	79	86,806
5.00%, 06/04/42	163	156,311
5.20%, 07/15/45(a)	197	190,924
4.88%, 10/01/49	163	151,452
5.50%, 06/01/50	87	88,020
Kroger Co.
3.50%, 02/01/26(a)	87	84,825
2.65%, 10/15/26(a)	171	160,557
3.70%, 08/01/27	87	83,641
4.50%, 01/15/29(a)	171	170,116
1.70%, 01/15/31(a)	182	144,804
5.15%, 08/01/43	66	62,449
3.88%, 10/15/46	87	68,994
4.65%, 01/15/48	87	77,535
5.40%, 01/15/49(a)	87	85,577
3.95%, 01/15/50(a)	75	61,192
McCormick & Co., Inc.
0.90%, 02/15/26	67	60,027
1.85%, 02/15/31(a)	71	56,880
Sysco Corp.
3.75%, 10/01/25	74	72,030
3.30%, 07/15/26(a)	110	105,653
3.25%, 07/15/27(a)	171	162,009
5.95%, 04/01/30(a)	171	181,325
2.45%, 12/14/31(a)	87	72,491
4.85%, 10/01/45	53	48,434
4.50%, 04/01/46	87	75,289
4.45%, 03/15/48	87	75,401
6.60%, 04/01/50(a)	114	130,048
Target Corp.
3.50%, 07/01/24	171	168,692
2.25%, 04/15/25(a)	243	233,463
2.50%, 04/15/26(a)	87	83,518
1.95%, 01/15/27(a)	74	68,405
3.38%, 04/15/29(a)	171	163,715
2.35%, 02/15/30(a)	169	148,680
2.65%, 09/15/30	199	177,091
4.50%, 09/15/32(a)	100	100,203
4.40%, 01/15/33	150	149,130
7.00%, 01/15/38(a)	174	213,123
3.90%, 11/15/47(a)	87	75,054
4.80%, 01/15/53	150	147,325

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26(a)	$81	$77,343
3.20%, 04/15/30(a)	41	36,051
4.10%, 04/15/50	171	127,928
Walmart, Inc.
3.30%, 04/22/24	300	296,238
3.90%, 09/09/25(a)	600	598,181
1.05%, 09/17/26	84	75,723
3.95%, 09/09/27(a)	100	99,878
2.38%, 09/24/29(a)	33	29,561
1.80%, 09/22/31(a)	166	140,391
4.15%, 09/09/32(a)	100	100,774
6.50%, 08/15/37	200	244,283
5.63%, 04/01/40	341	377,583
4.05%, 06/29/48	82	76,101
4.50%, 09/09/52(a)	400	399,396

		11,167,906

Containers & Packaging — 0.1%
Amcor Flexibles North America, Inc.
4.00%, 05/17/25	67	65,607
2.63%, 06/19/30	70	58,722
2.69%, 05/25/31	72	59,896
Avery Dennison Corp.
2.25%, 02/15/32(a)	87	68,606
5.75%, 03/15/33	90	93,612
Berry Global, Inc.
1.57%, 01/15/26(a)	171	155,236
1.65%, 01/15/27	87	76,165
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(a)	171	170,658
Georgia-Pacific LLC, 8.88%, 05/15/31(a)	92	115,591
International Paper Co.
4.80%, 06/15/44	77	70,411
4.40%, 08/15/47(a)	87	75,774
4.35%, 08/15/48(a)	100	86,730
Packaging Corp. of America
3.00%, 12/15/29(a)	70	62,625
4.05%, 12/15/49	112	92,080
3.05%, 10/01/51	65	44,511
Sonoco Products Co.(a)
1.80%, 02/01/25	341	320,947
2.25%, 02/01/27	277	251,055
2.85%, 02/01/32	171	144,069
Suzano Austria GmbH, 3.75%, 01/15/31(a)	261	225,517
WestRock MWV LLC, 8.20%, 01/15/30(a)	74	86,335
WRKCo, Inc.
4.65%, 03/15/26	200	198,021
3.38%, 09/15/27	87	81,089
4.00%, 03/15/28	171	163,362
4.90%, 03/15/29(a)	171	168,156

		2,934,775

Distributors — 0.3%
Alibaba Group Holding Ltd.
3.60%, 11/28/24	518	504,967
3.40%, 12/06/27(a)	200	187,910
4.50%, 11/28/34	250	234,098
4.20%, 12/06/47	249	196,445
3.15%, 02/09/51(a)	284	183,766
Amazon.com, Inc.
0.45%, 05/12/24	295	282,733

Security	Par (000)	Value

Distributors (continued)
Amazon.com, Inc. (continued)
2.80%, 08/22/24	$257	$251,319
4.70%, 11/29/24	400	402,731
1.00%, 05/12/26	291	263,832
3.30%, 04/13/27	250	241,891
1.20%, 06/03/27	341	302,733
1.65%, 05/12/28	291	258,008
3.45%, 04/13/29	238	228,970
4.65%, 12/01/29	400	408,551
1.50%, 06/03/30	211	175,413
2.10%, 05/12/31	341	291,465
3.60%, 04/13/32	354	336,271
4.70%, 12/01/32(a)	400	409,988
4.80%, 12/05/34(a)	104	108,225
3.88%, 08/22/37(a)	171	159,066
4.95%, 12/05/44(a)	87	89,657
4.05%, 08/22/47(a)	400	362,707
2.50%, 06/03/50(a)	171	115,918
3.95%, 04/13/52(a)	354	313,910
4.25%, 08/22/57(a)	341	310,648
2.70%, 06/03/60	171	112,257
4.10%, 04/13/62(a)	121	106,385

		6,839,864

Diversified REITs — 0.9%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26(a)	130	126,875
3.95%, 01/15/27(a)	87	83,848
3.38%, 08/15/31(a)	141	125,024
2.00%, 05/18/32(a)	73	56,167
1.88%, 02/01/33(a)	102	76,409
2.95%, 03/15/34(a)	52	41,590
4.85%, 04/15/49	87	75,431
3.00%, 05/18/51(a)	70	43,421
3.55%, 03/15/52	100	69,638
5.15%, 04/15/53	70	64,137
American Homes 4 Rent LP
4.90%, 02/15/29(a)	171	164,640
2.38%, 07/15/31	35	27,892
3.38%, 07/15/51	25	16,535
American Tower Corp.
3.38%, 05/15/24	341	333,781
2.95%, 01/15/25(a)	87	83,756
2.40%, 03/15/25(a)	102	96,888
4.40%, 02/15/26	30	29,575
1.60%, 04/15/26	89	80,487
1.45%, 09/15/26(a)	64	56,898
3.38%, 10/15/26(a)	87	82,429
2.75%, 01/15/27	76	70,069
3.65%, 03/15/27	69	65,538
5.50%, 03/15/28	70	71,367
3.95%, 03/15/29(a)	87	81,479
3.80%, 08/15/29(a)	87	80,853
2.90%, 01/15/30(a)	93	80,879
2.10%, 06/15/30	141	115,200
2.70%, 04/15/31(a)	104	87,219
2.30%, 09/15/31	124	99,411
4.05%, 03/15/32(a)	79	72,274
5.65%, 03/15/33	70	72,049
3.70%, 10/15/49	75	54,999
3.10%, 06/15/50	82	53,824

12

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified REITs (continued)
American Tower Corp. (continued)
2.95%, 01/15/51(a)	$100	$64,055
AvalonBay Communities, Inc.
3.45%, 06/01/25(a)	74	71,541
3.20%, 01/15/28	191	177,979
1.90%, 12/01/28(a)	104	89,664
3.30%, 06/01/29(a)	64	58,339
2.05%, 01/15/32(a)	130	105,178
3.90%, 10/15/46	87	68,698
Boston Properties LP
3.20%, 01/15/25(a)	171	158,659
3.65%, 02/01/26(a)	67	61,226
4.50%, 12/01/28	171	149,796
2.90%, 03/15/30(a)	83	63,832
3.25%, 01/30/31(a)	171	135,273
2.55%, 04/01/32(a)	130	92,675
Brandywine Operating Partnership LP, 4.55%, 10/01/29(a)	87	64,031
Brixmor Operating Partnership LP
3.65%, 06/15/24(a)	130	125,882
4.13%, 06/15/26(a)	87	82,426
4.13%, 05/15/29	214	195,850
Broadstone Net Lease LLC, 2.60%, 09/15/31	100	72,472
Camden Property Trust, 2.80%, 05/15/30(a)	257	222,587
Corporate Office Properties LP
2.00%, 01/15/29	70	54,393
2.75%, 04/15/31	50	37,044
2.90%, 12/01/33	87	60,663
Crown Castle, Inc.
3.70%, 06/15/26	71	68,448
1.05%, 07/15/26(a)	341	300,480
4.00%, 03/01/27	171	165,655
2.90%, 03/15/27(a)	70	64,966
5.00%, 01/11/28(a)	65	65,515
3.80%, 02/15/28(a)	341	323,614
2.25%, 01/15/31(a)	171	141,721
2.90%, 04/01/41	141	100,558
4.00%, 11/15/49	102	79,227
CubeSmart LP(a)
3.00%, 02/15/30	100	86,689
2.00%, 02/15/31	87	68,298
Digital Realty Trust LP(a)
3.70%, 08/15/27	171	157,792
5.55%, 01/15/28	285	283,896
3.60%, 07/01/29	130	116,716
EPR Properties
4.50%, 04/01/25	70	67,577
4.75%, 12/15/26	75	65,339
4.50%, 06/01/27	75	62,134
4.95%, 04/15/28(a)	75	62,623
3.75%, 08/15/29	75	57,451
Equinix, Inc.
2.63%, 11/18/24(a)	144	138,623
1.25%, 07/15/25	82	75,153
1.00%, 09/15/25	171	154,867
1.45%, 05/15/26	70	62,987
2.90%, 11/18/26	71	66,026
1.55%, 03/15/28	144	121,971
2.00%, 05/15/28	67	57,300
3.20%, 11/18/29(a)	81	72,305
2.15%, 07/15/30(a)	87	71,136

Security	Par (000)	Value

Diversified REITs (continued)
Equinix, Inc. (continued)
2.50%, 05/15/31	$152	$125,160
3.00%, 07/15/50(a)	71	46,331
3.40%, 02/15/52(a)	140	98,268
ERP Operating LP
3.25%, 08/01/27(a)	87	81,703
3.50%, 03/01/28(a)	171	160,509
3.00%, 07/01/29(a)	128	113,906
2.50%, 02/15/30	72	61,817
1.85%, 08/01/31(a)	76	60,927
4.50%, 06/01/45(a)	87	75,154
Essex Portfolio LP
3.88%, 05/01/24	74	72,973
4.00%, 03/01/29(a)	71	66,847
3.00%, 01/15/30	70	60,912
1.65%, 01/15/31	90	69,619
2.55%, 06/15/31(a)	60	49,252
2.65%, 09/01/50(a)	71	42,198
Extra Space Storage LP
2.55%, 06/01/31(a)	87	70,564
2.35%, 03/15/32	70	55,005
Federal Realty Investment Trust
3.25%, 07/15/27	87	80,432
3.50%, 06/01/30	140	123,524
GLP Capital LP/GLP Financing II, Inc.(a)
3.35%, 09/01/24	75	71,368
4.00%, 01/15/30	169	149,857
Healthcare Realty Holdings LP, 3.10%, 02/15/30(a)	171	148,176
Healthpeak OP LLC
3.40%, 02/01/25	31	30,041
4.00%, 06/01/25	87	85,218
1.35%, 02/01/27	62	54,479
2.13%, 12/01/28(a)	75	65,049
3.50%, 07/15/29(a)	57	52,215
3.00%, 01/15/30(a)	92	80,669
2.88%, 01/15/31(a)	90	77,220
5.25%, 12/15/32(a)	35	35,102
Highwoods Realty LP
4.13%, 03/15/28	87	77,067
3.05%, 02/15/30(a)	87	68,595
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25(a)	67	64,254
Series H, 3.38%, 12/15/29	171	144,591
Series J, 2.90%, 12/15/31	71	55,406
Hudson Pacific Properties LP, 4.65%, 04/01/29(a)	171	120,001
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	79	66,214
2.00%, 08/15/31	70	53,694
2.70%, 01/15/34	87	66,568
Kilroy Realty LP(a)
2.50%, 11/15/32	67	42,744
2.65%, 11/15/33	71	44,111
Kimco Realty OP LLC
3.30%, 02/01/25(a)	62	59,608
2.80%, 10/01/26(a)	87	80,052
2.25%, 12/01/31	87	68,157
4.60%, 02/01/33	25	23,442
4.45%, 09/01/47	62	49,943
3.70%, 10/01/49(a)	87	62,391
Life Storage LP
4.00%, 06/15/29	21	19,275

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified REITs (continued)
Life Storage LP (continued)
2.20%, 10/15/30	$69	$56,612
2.40%, 10/15/31	75	60,451
Mid-America Apartments LP
1.10%, 09/15/26	67	58,830
3.60%, 06/01/27	87	83,027
3.95%, 03/15/29(a)	87	83,375
1.70%, 02/15/31(a)	69	54,673
2.88%, 09/15/51(a)	66	42,490
National Retail Properties, Inc.(a)
3.10%, 04/15/50	171	108,752
3.00%, 04/15/52	82	51,244
Omega Healthcare Investors, Inc.
4.50%, 04/01/27	87	81,160
4.75%, 01/15/28	87	80,625
3.63%, 10/01/29(a)	104	87,173
3.25%, 04/15/33	71	51,930
Physicians Realty LP, 2.63%, 11/01/31	87	68,530
Piedmont Operating Partnership LP, 3.15%, 08/15/30(a)	87	64,564
Prologis LP, 4.63%, 01/15/33(a)	135	133,419
Public Storage(a)
1.50%, 11/09/26	138	123,817
1.85%, 05/01/28	207	181,166
1.95%, 11/09/28	133	116,775
2.25%, 11/09/31	87	72,163
Rayonier LP, 2.75%, 05/17/31(a)	124	102,203
Realty Income Corp.
0.75%, 03/15/26(a)	100	88,608
4.13%, 10/15/26(a)	171	165,615
3.00%, 01/15/27	171	159,705
3.95%, 08/15/27(a)	87	83,823
3.40%, 01/15/28(a)	87	81,699
3.25%, 06/15/29(a)	48	43,803
3.10%, 12/15/29(a)	87	78,042
3.25%, 01/15/31(a)	116	102,183
1.80%, 03/15/33(a)	72	53,440
Regency Centers LP
2.95%, 09/15/29(a)	71	61,456
3.70%, 06/15/30(a)	87	78,467
4.40%, 02/01/47	87	71,010
Sabra Health Care LP
3.90%, 10/15/29	50	41,343
3.20%, 12/01/31	87	63,811
Safehold Operating Partnership LP, 2.80%, 06/15/31(a)	60	46,850
Simon Property Group LP
2.00%, 09/13/24	178	169,989
3.38%, 10/01/24(a)	87	84,951
3.30%, 01/15/26(a)	257	245,315
1.38%, 01/15/27(a)	121	106,429
3.38%, 06/15/27(a)	130	122,245
2.45%, 09/13/29	87	74,622
2.65%, 07/15/30(a)	171	144,663
2.25%, 01/15/32	121	94,750
5.50%, 03/08/33	100	99,473
4.75%, 03/15/42	74	65,152
4.25%, 10/01/44	87	70,552
4.25%, 11/30/46(a)	87	70,678
3.25%, 09/13/49(a)	114	77,582

Security	Par (000)	Value

Diversified REITs (continued)
Simon Property Group LP (continued)
5.85%, 03/08/53	$100	$99,483
SITE Centers Corp., 4.25%, 02/01/26(a)	87	82,993
Spirit Realty LP
3.20%, 01/15/27(a)	171	155,852
4.00%, 07/15/29	75	67,205
3.40%, 01/15/30	87	74,746
STORE Capital Corp., 2.70%, 12/01/31	87	62,720
Sun Communities Operating LP
2.30%, 11/01/28(a)	79	67,418
2.70%, 07/15/31	128	103,526
4.20%, 04/15/32(a)	69	61,671
5.70%, 01/15/33	20	20,013
Tanger Properties LP, 3.88%, 07/15/27	171	154,565
Ventas Realty LP
3.50%, 04/15/24	171	167,209
2.65%, 01/15/25(a)	112	106,712
4.13%, 01/15/26	214	207,536
3.25%, 10/15/26(a)	87	81,310
4.00%, 03/01/28	257	241,311
3.00%, 01/15/30	50	43,189
2.50%, 09/01/31(a)	121	97,184
VICI Properties LP
4.38%, 05/15/25	71	68,732
4.75%, 02/15/28(a)	117	110,905
4.95%, 02/15/30(a)	105	98,529
Vornado Realty LP, 3.50%, 01/15/25(a)	87	78,638
Welltower OP LLC
4.00%, 06/01/25	214	207,785
4.25%, 04/01/26	62	60,643
2.05%, 01/15/29(a)	108	90,077
4.13%, 03/15/29	171	159,412
3.10%, 01/15/30(a)	171	149,064
2.75%, 01/15/31	100	83,078
2.75%, 01/15/32(a)	87	71,125
3.85%, 06/15/32	79	69,779
Weyerhaeuser Co.
4.00%, 11/15/29(a)	171	161,401
7.38%, 03/15/32	80	91,924
3.38%, 03/09/33(a)	90	79,091
4.00%, 03/09/52	55	44,459
WP Carey, Inc.
3.85%, 07/15/29	82	75,443
2.45%, 02/01/32(a)	118	94,198

		19,740,681

Diversified Telecommunication Services — 0.7%
AT&T, Inc.
3.88%, 01/15/26	200	196,574
4.25%, 03/01/27	500	496,007
2.30%, 06/01/27(a)	450	412,385
4.30%, 02/15/30(a)	300	291,516
2.75%, 06/01/31(a)	341	293,883
2.25%, 02/01/32(a)	400	327,014
2.55%, 12/01/33	200	160,870
4.50%, 05/15/35(a)	655	613,578
4.90%, 08/15/37	375	358,548
4.85%, 03/01/39(a)	500	469,413
4.65%, 06/01/44	125	111,770
4.75%, 05/15/46(a)	500	451,562
4.50%, 03/09/48	500	432,637

14

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
3.65%, 06/01/51(a)	$200	$151,487
3.50%, 09/15/53(a)	511	371,010
3.55%, 09/15/55	974	699,146
3.80%, 12/01/57(a)	778	577,595
3.65%, 09/15/59	220	157,211
British Telecommunications PLC, 9.63%, 12/15/30 .	300	374,035
Deutsche Telekom International Finance BV,
8.75%, 06/15/30(a)	300	366,657
Telefonica Emisiones SA
4.10%, 03/08/27(a)	345	333,790
7.05%, 06/20/36(a)	185	204,325
5.21%, 03/08/47(a)	283	247,594
4.90%, 03/06/48	160	133,146
Telefonica Europe BV, 8.25%, 09/15/30(a)	75	87,906
Verizon Communications, Inc.
3.50%, 11/01/24(a)	87	85,426
3.38%, 02/15/25(a)	257	251,728
0.85%, 11/20/25(a)	249	226,663
1.45%, 03/20/26	122	112,243
2.63%, 08/15/26(a)	155	146,524
4.13%, 03/16/27(a)	350	346,899
2.10%, 03/22/28(a)	140	124,715
4.33%, 09/21/28(a)	369	364,776
3.88%, 02/08/29	341	329,467
4.02%, 12/03/29	350	335,042
3.15%, 03/22/30(a)	171	155,765
1.68%, 10/30/30	341	275,245
2.36%, 03/15/32	695	570,177
4.50%, 08/10/33(a)	300	289,876
4.40%, 11/01/34(a)	257	244,269
4.27%, 01/15/36	214	198,512
4.81%, 03/15/39	104	99,304
2.65%, 11/20/40(a)	87	62,118
3.40%, 03/22/41(a)	429	341,077
2.85%, 09/03/41	112	82,012
4.75%, 11/01/41(a)	511	492,474
3.85%, 11/01/42	87	72,719
4.86%, 08/21/46(a)	341	324,704
4.00%, 03/22/50	171	142,273
2.88%, 11/20/50	427	284,013
3.55%, 03/22/51(a)	336	256,354
3.88%, 03/01/52(a)	118	95,402
2.99%, 10/30/56(a)	211	137,218
3.00%, 11/20/60(a)	275	176,337
3.70%, 03/22/61	403	300,495

		15,243,486

Education — 0.1%
American University, Series 2019, 3.67%, 04/01/49	60	49,031
Brown University, Series A, 2.92%, 09/01/50	75	56,413
California Institute of Technology, 3.65%, 09/01/2119	171	120,075
Duke University(a)
Series 2020, 2.68%, 10/01/44	75	56,769
Series 2020, 2.83%, 10/01/55	88	61,345
Emory University, Series 2020, 2.97%, 09/01/50	62	44,754
Ford Foundation(a)
Series 2020, 2.42%, 06/01/50	60	39,746
Series 2020, 2.82%, 06/01/70	70	43,492

Security	Par (000)	Value

Education (continued)
George Washington University
4.87%, 09/15/45(a)	$74	$71,620
Series 2014, 4.30%, 09/15/44	87	79,900
Series 2018, 4.13%, 09/15/48	58	52,030
Georgetown University
Series 20A, 2.94%, 04/01/50	77	52,511
Series A, 5.22%, 12/31/99(a)	62	57,880
Series B, 4.32%, 04/01/49(a)	40	34,492
Howard University, Series 22A, 5.21%, 10/01/52(a)	73	61,624
Leland Stanford Junior University
3.65%, 05/01/48(a)	130	111,535
2.41%, 06/01/50	75	50,120
Massachusetts Institute of Technology
3.96%, 07/01/38(a)	98	93,526
4.68%, 12/31/99	75	69,194
5.60%, 12/31/99(a)	87	97,087
Series F, 2.99%, 07/01/50(a)	73	55,973
Series G, 2.29%, 07/01/51(a)	56	36,198
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	51	35,551
Northwestern University
Series 2017, 3.66%, 12/01/57(a)	58	46,801
Series 2020, 2.64%, 12/01/50	85	59,736
President and Fellows of Harvard College
3.15%, 07/15/46(a)	62	50,275
2.52%, 10/15/50(a)	71	48,647
3.30%, 07/15/56	121	94,747
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	71	47,016
Thomas Jefferson University, 3.85%, 11/01/57	72	54,463
Trustees of Boston College, 3.13%, 07/01/52(a)	87	64,148
Trustees of Boston University, Series CC, 4.06%, 10/01/48(a)	35	31,326
Trustees of Princeton University(a)
5.70%, 03/01/39	87	97,155
Series 2020, 2.52%, 07/01/50	74	50,707
Trustees of the University of Pennsylvania
3.61%, 02/15/2119	57	41,213
Series 2020, 2.40%, 10/01/50	52	34,004
University of Chicago, Series C, 2.55%, 04/01/50(a)	73	52,026
University of Miami, Series 2022, 4.06%, 04/01/52(a)	67	57,419
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48(a)	82	68,080
University of Southern California(a) 2.81%, 10/01/50	71	49,873
Series 21A, 2.95%, 10/01/51	87	62,007
Series A, 3.23%, 10/01/2120	69	43,416
Washington University
4.35%, 04/15/2122	83	69,796
Series 2022, 3.52%, 04/15/54	75	61,715
William Marsh Rice University, 3.77%, 05/15/55(a)	85	74,204
Yale University(a)
Series 2020, 1.48%, 04/15/30	54	45,249
Series 2020, 2.40%, 04/15/50	62	41,794

		2,776,683

Electric Utilities — 2.1%
AEP Texas, Inc.
3.95%, 06/01/28(a)	87	83,728
4.70%, 05/15/32(a)	70	68,415

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
AEP Texas, Inc. (continued)
5.25%, 05/15/52	$70	$68,326
AEP Transmission Co. LLC
3.10%, 12/01/26	87	82,710
3.80%, 06/15/49(a)	171	141,872
3.15%, 09/15/49(a)	71	51,635
5.40%, 03/15/53	40	41,665
Series M, 3.65%, 04/01/50	87	68,958
Series N, 2.75%, 08/15/51	71	47,202
Series O, 4.50%, 06/15/52(a)	50	45,721
AES Corp.(a)
1.38%, 01/15/26	171	153,865
2.45%, 01/15/31	87	70,830
Alabama Power Co.
3.75%, 09/01/27	100	97,218
3.94%, 09/01/32(a)	100	93,858
6.13%, 05/15/38(a)	171	192,458
3.75%, 03/01/45	87	69,982
4.30%, 01/02/46(a)	87	75,734
3.45%, 10/01/49	65	48,733
3.13%, 07/15/51(a)	104	73,708
Series 20-A, 1.45%, 09/15/30	51	40,901
Allegion U.S. Holding Co., Inc., 5.41%, 07/01/32(a)	40	40,105
Ameren Corp.
2.50%, 09/15/24	110	105,638
1.95%, 03/15/27(a)	133	119,358
3.50%, 01/15/31	171	155,565
Ameren Illinois Co.
3.85%, 09/01/32(a)	90	85,037
4.15%, 03/15/46(a)	87	74,873
3.25%, 03/15/50	53	39,428
5.90%, 12/01/52	50	55,854
American Electric Power Co., Inc.
5.75%, 11/01/27(a)	100	103,961
2.30%, 03/01/30	75	63,257
5.95%, 11/01/32(a)	100	106,393
5.63%, 03/01/33	32	33,100
Series J, 4.30%, 12/01/28(a)	87	84,821
Series N, 1.00%, 11/01/25(a)	87	78,974
Appalachian Power Co.
4.40%, 05/15/44	87	74,694
Series BB, 4.50%, 08/01/32(a)	100	95,986
Arizona Public Service Co.
3.15%, 05/15/25(a)	87	83,514
2.60%, 08/15/29(a)	87	75,499
6.35%, 12/15/32(a)	100	108,618
5.05%, 09/01/41	87	81,071
4.50%, 04/01/42(a)	171	148,235
4.20%, 08/15/48	87	70,464
3.50%, 12/01/49(a)	64	46,515
Avista Corp., 4.35%, 06/01/48	104	93,181
Baltimore Gas and Electric Co.
2.40%, 08/15/26	171	159,182
2.25%, 06/15/31	81	68,336
6.35%, 10/01/36(a)	87	97,008
3.50%, 08/15/46	121	93,439
3.20%, 09/15/49	80	58,707
2.90%, 06/15/50	79	54,311
4.55%, 06/01/52(a)	30	27,349
Berkshire Hathaway Energy Co.
3.50%, 02/01/25(a)	82	80,578

Security	Par (000)	Value

Electric Utilities (continued)
Berkshire Hathaway Energy Co. (continued)
4.05%, 04/15/25(a)	$341	$339,140
3.25%, 04/15/28(a)	87	82,592
3.70%, 07/15/30(a)	87	82,548
1.65%, 05/15/31(a)	146	117,034
6.13%, 04/01/36(a)	87	95,763
5.95%, 05/15/37	171	184,025
5.15%, 11/15/43(a)	87	85,356
4.50%, 02/01/45	71	63,452
3.80%, 07/15/48	87	69,879
4.45%, 01/15/49	87	78,287
4.25%, 10/15/50	71	61,044
2.85%, 05/15/51(a)	71	48,789
4.60%, 05/01/53(a)	71	64,737
Black Hills Corp.
3.95%, 01/15/26(a)	70	67,886
5.95%, 03/15/28	100	103,584
3.05%, 10/15/29(a)	73	63,696
2.50%, 06/15/30	55	45,710
4.35%, 05/01/33(a)	71	65,179
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	74	60,547
3.95%, 03/01/48	87	73,327
Class AF, 3.35%, 04/01/51(a)	87	66,255
Class AG, 3.00%, 03/01/32(a)	70	61,939
Sereis AJ, 4.85%, 10/01/52	50	48,736
Series AH, Class AH, 3.60%, 03/01/52	50	39,545
Series ai, 4.45%, 10/01/32	40	39,634
CenterPoint Energy, Inc.
2.50%, 09/01/24	75	71,729
1.45%, 06/01/26	84	76,122
2.65%, 06/01/31(a)	140	118,517
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	87	82,661
CMS Energy Corp., 3.45%, 08/15/27	171	162,680
Commonwealth Edison Co.
2.55%, 06/15/26(a)	87	81,832
4.90%, 02/01/33(a)	30	30,563
5.90%, 03/15/36(a)	50	53,888
3.70%, 03/01/45	87	69,705
3.65%, 06/15/46	130	102,938
3.00%, 03/01/50(a)	87	61,351
5.30%, 02/01/53	40	41,762
Series 127, 3.20%, 11/15/49	105	76,972
Series 130, 3.13%, 03/15/51	71	50,944
Series 131, 2.75%, 09/01/51	87	57,701
Series 133, 3.85%, 03/15/52	141	114,942
Connecticut Light and Power Co.
5.25%, 01/15/53	100	103,240
Series A, 3.20%, 03/15/27	87	83,193
Series A, 2.05%, 07/01/31	140	116,300
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28(a)	87	83,880
2.40%, 06/15/31(a)	171	144,858
5.20%, 03/01/33(a)	50	51,566
3.95%, 03/01/43	53	44,600
4.45%, 03/15/44	87	77,854
4.50%, 12/01/45(a)	87	77,577
3.85%, 06/15/46	171	137,557
6.15%, 11/15/52	50	56,353
3.70%, 11/15/59	70	52,465
3.60%, 06/15/61	130	97,742

16

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Consolidated Edison Co. of New York, Inc. (continued)
Series 12-A, 4.20%, 03/15/42(a)	$71	$61,944
Series 20A, 3.35%, 04/01/30(a)	257	236,764
Series 20B, 3.95%, 04/01/50	171	141,488
Series C, 4.30%, 12/01/56(a)	87	72,889
Series C, 4.00%, 11/15/57	130	104,417
Series D, 4.00%, 12/01/28(a)	87	84,974
Series E, 4.65%, 12/01/48(a)	87	79,566
Constellation Energy Generation LLC
5.60%, 03/01/28	50	51,455
5.80%, 03/01/33	50	51,570
6.25%, 10/01/39	53	55,848
5.75%, 10/01/41(a)	87	85,504
Consumers Energy Co.
4.65%, 03/01/28	200	201,489
4.63%, 05/15/33	100	99,717
4.35%, 04/15/49(a)	171	154,536
3.10%, 08/15/50	75	54,035
2.65%, 08/15/52	66	43,484
4.20%, 09/01/52	25	21,971
2.50%, 05/01/60(a)	181	105,991
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41(a)	171	174,600
Series A, 2.30%, 12/01/31	70	57,896
Dominion Energy, Inc.
3.07%, 08/15/24(c)	87	84,375
3.90%, 10/01/25(a)	341	332,641
5.38%, 11/15/32(a)	50	51,238
7.00%, 06/15/38(a)	87	98,756
Series A, 1.45%, 04/15/26	70	63,038
Series A, 4.35%, 08/15/32(a)	50	47,731
Series B, 4.85%, 08/15/52(a)	50	45,277
Series C, 3.38%, 04/01/30	257	233,593
Series C, 2.25%, 08/15/31(a)	82	67,519
Series C, 3.30%, 04/15/41(a)	75	57,801
Series C, 4.90%, 08/01/41	50	45,737
DTE Electric Co.
5.20%, 04/01/33	40	41,285
3.70%, 03/15/45	51	41,292
3.70%, 06/01/46	87	68,976
3.75%, 08/15/47	70	56,489
5.40%, 04/01/53	40	41,907
Series A, 1.90%, 04/01/28(a)	87	76,778
Series A, 3.00%, 03/01/32(a)	61	53,705
Series A, 4.00%, 04/01/43(a)	53	45,771
Series A, 4.05%, 05/15/48(a)	87	74,302
Series B, 3.25%, 04/01/51	71	52,664
Series B, 3.65%, 03/01/52	63	50,087
DTE Energy Co.
4.22%, 11/01/24(a)(c)	190	187,861
Series C, 2.53%, 10/01/24(a)(c)	171	164,508
Series C, 3.40%, 06/15/29	120	110,013
Series F, 1.05%, 06/01/25	154	141,522
Duke Energy Carolinas LLC
2.45%, 08/15/29	87	75,961
2.45%, 02/01/30(a)	71	62,176
2.55%, 04/15/31	75	64,337
2.85%, 03/15/32	97	84,299
4.95%, 01/15/33	160	164,337
6.10%, 06/01/37(a)	87	93,928

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Carolinas LLC (continued)
6.05%, 04/15/38(a)	$74	$80,808
5.30%, 02/15/40(a)	87	89,196
4.25%, 12/15/41(a)	171	151,586
4.00%, 09/30/42	87	74,361
3.70%, 12/01/47	87	69,533
3.95%, 03/15/48	71	59,088
3.45%, 04/15/51	75	56,761
3.55%, 03/15/52	78	60,680
5.35%, 01/15/53	150	155,971
Series A, 6.00%, 12/01/28(a)	87	92,948
Duke Energy Corp.
3.75%, 04/15/24(a)	87	85,982
0.90%, 09/15/25(a)	243	221,168
5.00%, 12/08/25	65	65,437
2.65%, 09/01/26(a)	87	81,370
3.15%, 08/15/27	87	81,772
5.00%, 12/08/27(a)	170	172,787
4.30%, 03/15/28(a)	90	88,241
2.45%, 06/01/30(a)	89	75,847
4.50%, 08/15/32	100	96,680
3.30%, 06/15/41	121	91,140
4.80%, 12/15/45(a)	87	79,552
3.95%, 08/15/47	87	69,047
4.20%, 06/15/49	87	71,139
5.00%, 08/15/52(a)	100	93,024
(5 year CMT + 2.32%), 3.25%, 01/15/82(b)	109	81,178
Duke Energy Florida LLC
2.50%, 12/01/29(a)	59	51,968
1.75%, 06/15/30	82	67,721
2.40%, 12/15/31(a)	141	118,334
3.40%, 10/01/46(a)	87	66,371
3.00%, 12/15/51	65	45,804
Duke Energy Indiana LLC
3.75%, 05/15/46	87	69,294
5.40%, 04/01/53	50	50,919
Series WWW, 4.90%, 07/15/43(a)	87	83,817
Duke Energy Ohio, Inc.
5.25%, 04/01/33	35	36,012
3.70%, 06/15/46(a)	87	66,621
Duke Energy Progress LLC
3.70%, 09/01/28(a)	65	62,345
3.45%, 03/15/29(a)	87	81,330
2.00%, 08/15/31(a)	74	60,618
3.40%, 04/01/32	67	60,844
5.25%, 03/15/33	30	31,168
4.10%, 05/15/42	53	45,727
4.10%, 03/15/43	87	74,834
4.38%, 03/30/44(a)	74	65,820
4.15%, 12/01/44	87	75,146
4.20%, 08/15/45	87	74,773
3.70%, 10/15/46	87	67,714
2.50%, 08/15/50	87	54,493
2.90%, 08/15/51(a)	74	50,478
4.00%, 04/01/52	55	45,736
5.35%, 03/15/53	50	51,585
Edison International
3.55%, 11/15/24(a)	62	60,223
4.70%, 08/15/25	340	335,278
4.13%, 03/15/28(a)	171	162,326
6.95%, 11/15/29	45	48,682

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
El Paso Electric Co., 6.00%, 05/15/35(a)	$87	$88,638
Emera U.S. Finance LP
0.83%, 06/15/24	89	83,829
3.55%, 06/15/26(a)	185	176,305
2.64%, 06/15/31	155	124,457
4.75%, 06/15/46	62	50,285
Entergy Arkansas LLC
3.50%, 04/01/26	65	63,327
5.15%, 01/15/33	50	51,353
2.65%, 06/15/51(a)	75	48,529
3.35%, 06/15/52	87	64,113
Entergy Corp.
0.90%, 09/15/25(a)	116	104,441
2.95%, 09/01/26	171	160,652
1.90%, 06/15/28(a)	71	61,840
2.80%, 06/15/30	79	68,359
2.40%, 06/15/31	104	86,121
3.75%, 06/15/50	71	53,738
Entergy Louisiana LLC
5.40%, 11/01/24(a)	511	514,366
1.60%, 12/15/30	82	64,771
4.00%, 03/15/33	87	81,385
4.20%, 09/01/48(a)	87	75,413
4.20%, 04/01/50	171	146,954
4.75%, 09/15/52(a)	50	46,971
Entergy Mississippi LLC
2.85%, 06/01/28	87	79,376
3.85%, 06/01/49	87	68,952
Entergy Texas, Inc., 5.00%, 09/15/52(a)	50	48,531
Evergy Kansas Central, Inc.
2.55%, 07/01/26	62	58,128
4.25%, 12/01/45	171	146,325
3.25%, 09/01/49	87	62,909
3.45%, 04/15/50	87	65,751
5.70%, 03/15/53	20	20,984
Evergy Metro, Inc., 3.65%, 08/15/25	53	51,174
Evergy, Inc.
2.45%, 09/15/24	87	83,326
2.90%, 09/15/29	87	77,973
Eversource Energy
4.20%, 06/27/24(a)	340	336,690
2.90%, 03/01/27	67	62,492
5.45%, 03/01/28	55	56,992
2.55%, 03/15/31(a)	87	74,037
3.38%, 03/01/32	67	60,154
3.45%, 01/15/50(a)	71	53,753
Series H, 3.15%, 01/15/25(a)	66	63,852
Series M, 3.30%, 01/15/28(a)	257	240,970
Series Q, 0.80%, 08/15/25(a)	140	127,297
Series R, 1.65%, 08/15/30	140	112,662
Series U, 1.40%, 08/15/26(a)	87	77,906
Exelon Corp.
3.95%, 06/15/25	130	127,005
3.40%, 04/15/26(a)	130	124,909
5.15%, 03/15/28	35	35,610
4.05%, 04/15/30	171	163,139
5.30%, 03/15/33	70	71,215
5.10%, 06/15/45	87	82,321
4.70%, 04/15/50(a)	87	78,853
5.60%, 03/15/53	70	71,288
Series WI, 2.75%, 03/15/27	53	49,563

Security	Par (000)	Value

Electric Utilities (continued)
Exelon Corp. (continued)
Series WI, 4.10%, 03/15/52(a)	$86	$70,595
Florida Power & Light Co.
2.85%, 04/01/25(a)	63	61,074
3.13%, 12/01/25(a)	87	84,260
5.05%, 04/01/28	40	41,331
5.10%, 04/01/33	70	72,530
5.95%, 02/01/38(a)	50	54,977
5.69%, 03/01/40	87	93,860
5.25%, 02/01/41(a)	87	89,002
4.13%, 02/01/42	87	76,512
4.05%, 10/01/44(a)	130	113,826
3.70%, 12/01/47	171	141,624
3.95%, 03/01/48	87	74,875
4.13%, 06/01/48	87	76,226
3.99%, 03/01/49(a)	87	75,419
5.30%, 04/01/53	50	53,147
Fortis, Inc., 3.06%, 10/04/26(a)	171	160,464
Georgia Power Co.
4.70%, 05/15/32(a)	90	89,140
4.30%, 03/15/42	121	106,762
5.13%, 05/15/52(a)	90	88,040
Series A, 2.20%, 09/15/24	171	164,147
Series B, 2.65%, 09/15/29(a)	171	150,401
Series B, 3.70%, 01/30/50	171	132,683
Idaho Power Co., 5.50%, 03/15/53	20	20,785
Indiana Michigan Power Co.
6.05%, 03/15/37	62	67,176
4.25%, 08/15/48	87	74,342
5.63%, 04/01/53	35	36,443
Series K, 4.55%, 03/15/46	54	47,500
Series L, 3.75%, 07/01/47	171	133,740
Interstate Power and Light Co.
3.25%, 12/01/24	87	84,503
4.10%, 09/26/28(a)	75	73,477
3.70%, 09/15/46	87	66,926
3.50%, 09/30/49(a)	78	58,504
IPALCO Enterprises, Inc., 4.25%, 05/01/30(a)	171	157,432
ITC Holdings Corp., 3.25%, 06/30/26	171	162,639
Kentucky Utilities Co.
5.45%, 04/15/33	20	20,798
4.38%, 10/01/45	171	146,648
3.30%, 06/01/50	75	54,362
MidAmerican Energy Co.
3.65%, 04/15/29(a)	87	82,981
4.80%, 09/15/43	87	83,765
3.65%, 08/01/48	87	70,407
4.25%, 07/15/49	107	95,622
3.15%, 04/15/50	87	63,779
2.70%, 08/01/52(a)	75	50,788
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	87	74,175
Series B, 3.10%, 07/30/51	87	59,825
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25	87	84,200
1.88%, 02/07/25(a)	87	82,493
3.45%, 06/15/25	70	68,155
3.40%, 02/07/28(a)	341	324,181
4.80%, 03/15/28(a)	125	126,193
2.40%, 03/15/30	144	125,025
2.75%, 04/15/32(a)	87	74,334

18

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
National Rural Utilities Cooperative Finance
Corp. (continued)
4.02%, 11/01/32(a)	$107	$100,715
4.15%, 12/15/32(a)	30	28,535
5.80%, 01/15/33	50	53,234
4.30%, 03/15/49	87	76,058
Series D, 1.00%, 10/18/24	130	122,383
Nevada Power Co.
Series DD, 2.40%, 05/01/30(a)	71	61,387
Series EE, 3.13%, 08/01/50	71	50,510
Series GG, 5.90%, 05/01/53	50	55,462
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24	200	197,684
4.26%, 09/01/24	200	198,124
4.45%, 06/20/25(a)	200	198,630
1.88%, 01/15/27	154	139,214
3.55%, 05/01/27	171	163,454
4.63%, 07/15/27(a)	200	199,461
4.90%, 02/28/28(a)	150	150,992
1.90%, 06/15/28	119	104,494
2.75%, 11/01/29(a)	86	76,407
5.00%, 02/28/30	150	151,536
2.44%, 01/15/32(a)	86	71,321
5.00%, 07/15/32	135	135,870
5.05%, 02/28/33	150	150,411
3.00%, 01/15/52	96	64,627
5.25%, 02/28/53	150	147,842
Northern States Power Co.
2.25%, 04/01/31	55	46,636
3.40%, 08/15/42	70	56,706
4.00%, 08/15/45(a)	85	72,281
2.90%, 03/01/50	79	55,791
3.20%, 04/01/52	80	58,676
4.50%, 06/01/52	69	63,593
NSTAR Electric Co., 4.55%, 06/01/52	79	73,611
Oglethorpe Power Corp.
4.50%, 04/01/47(d)	61	51,859
5.05%, 10/01/48(a)	41	37,409
3.75%, 08/01/50	87	66,801
Ohio Power Co.
4.15%, 04/01/48	71	61,029
Series Q, 1.63%, 01/15/31(a)	76	60,343
Series R, 2.90%, 10/01/51	76	51,899
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	171	154,706
5.40%, 01/15/33	100	103,097
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25	100	90,369
3.70%, 11/15/28(a)	62	60,018
2.75%, 05/15/30	171	152,351
4.55%, 09/15/32	75	74,624
5.25%, 09/30/40(a)	87	87,865
5.30%, 06/01/42(a)	75	77,407
3.75%, 04/01/45(a)	87	72,797
3.80%, 06/01/49	171	143,253
3.10%, 09/15/49	86	63,267
2.70%, 11/15/51	74	50,096
4.95%, 09/15/52	50	49,374
Pacific Gas and Electric Co.
4.95%, 06/08/25(a)	100	98,801
3.15%, 01/01/26(a)	341	318,149

Security	Par (000)	Value

Electric Utilities (continued)
Pacific Gas and Electric Co. (continued)
5.45%, 06/15/27	$100	$98,949
2.10%, 08/01/27	102	88,953
3.30%, 12/01/27(a)	345	310,677
3.00%, 06/15/28	109	96,754
3.75%, 07/01/28(a)	171	157,339
4.20%, 03/01/29(a)	130	118,794
4.55%, 07/01/30(a)	341	319,548
2.50%, 02/01/31	257	208,204
4.40%, 03/01/32	137	123,266
5.90%, 06/15/32	100	99,907
6.15%, 01/15/33(a)	115	118,033
4.50%, 07/01/40	141	115,736
3.30%, 08/01/40(a)	154	109,228
4.20%, 06/01/41	78	61,511
4.75%, 02/15/44(a)	87	69,823
4.30%, 03/15/45	74	55,670
4.95%, 07/01/50(a)	104	85,682
3.50%, 08/01/50(a)	155	102,269
6.75%, 01/15/53	200	206,672
6.70%, 04/01/53	35	35,989
PacifiCorp.
5.25%, 06/15/35	87	89,912
6.35%, 07/15/38	257	289,009
4.10%, 02/01/42(a)	87	76,468
4.15%, 02/15/50	87	74,539
2.90%, 06/15/52	74	50,747
5.35%, 12/01/53	100	102,334
PECO Energy Co.
3.00%, 09/15/49	69	49,245
3.05%, 03/15/51(a)	63	44,707
2.85%, 09/15/51	82	56,012
4.38%, 08/15/52	50	45,245
Potomac Electric Power Co., 4.15%, 03/15/43	87	76,348
PPL Electric Utilities Corp.
5.00%, 05/15/33	100	102,147
4.75%, 07/15/43	87	81,882
3.00%, 10/01/49	60	43,188
5.25%, 05/15/53	100	103,477
Progress Energy, Inc., 7.75%, 03/01/31(a)	50	57,847
Public Service Co. of Colorado
3.70%, 06/15/28	171	165,269
3.60%, 09/15/42	87	71,445
4.30%, 03/15/44(a)	75	66,770
3.80%, 06/15/47	171	140,962
5.25%, 04/01/53(e)	200	203,721
Series 35, 1.90%, 01/15/31(a)	140	115,668
Series 38, 4.10%, 06/01/32(a)	80	76,947
Public Service Co. of New Hampshire, 5.15%, 01/15/53	45	45,599
Public Service Co. of Oklahoma
5.25%, 01/15/33	100	102,008
Series J, 2.20%, 08/15/31(a)	87	71,109
Series K, 3.15%, 08/15/51(a)	70	48,321
Public Service Electric and Gas Co.
3.20%, 05/15/29	87	79,760
2.45%, 01/15/30(a)	71	62,541
1.90%, 08/15/31	141	114,706
4.90%, 12/15/32	100	102,302
4.65%, 03/15/33	35	35,151
3.95%, 05/01/42	50	42,983

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Public Service Electric and Gas Co. (continued)
3.65%, 09/01/42	$50	$41,498
3.80%, 03/01/46(a)	214	177,296
3.85%, 05/01/49	87	72,385
3.15%, 01/01/50	71	52,979
3.00%, 03/01/51	71	51,148
Public Service Enterprise Group, Inc.
2.88%, 06/15/24	171	166,327
0.80%, 08/15/25(a)	341	312,171
Puget Energy, Inc.
3.65%, 05/15/25(a)	87	84,013
2.38%, 06/15/28(a)	71	62,542
4.10%, 06/15/30	87	80,332
4.22%, 03/15/32(a)	61	55,833
Puget Sound Energy, Inc.
5.80%, 03/15/40(a)	87	91,248
4.22%, 06/15/48	87	75,272
San Diego Gas & Electric Co.
4.15%, 05/15/48	171	148,271
5.35%, 04/01/53	95	97,835
Series VVV, 1.70%, 10/01/30	87	70,981
Sempra Energy
3.30%, 04/01/25(a)	60	58,070
3.40%, 02/01/28(a)	341	320,302
3.70%, 04/01/29	86	79,848
3.80%, 02/01/38(a)	171	147,274
4.00%, 02/01/48	171	139,064
(5 year CMT + 2.87%), 4.13%, 04/01/52(b)	87	70,088
Sierra Pacific Power Co., 2.60%, 05/01/26(a)	214	201,885
Southern California Edison Co.
5.85%, 11/01/27(a)	50	52,683
2.25%, 06/01/30	171	145,252
5.95%, 11/01/32	40	43,330
6.00%, 01/15/34(a)	257	276,890
5.50%, 03/15/40	50	50,394
4.50%, 09/01/40(a)	171	151,900
4.65%, 10/01/43(a)	62	56,259
4.00%, 04/01/47(a)	171	140,422
3.65%, 02/01/50	71	54,656
3.45%, 02/01/52	70	51,232
Series 08-A, 5.95%, 02/01/38(a)	87	92,630
Series B, 4.88%, 03/01/49	87	80,503
Series C, 4.20%, 06/01/25	59	58,289
Series C, 3.60%, 02/01/45(a)	87	65,730
Series D, 4.70%, 06/01/27(a)	65	65,118
Series E, 3.70%, 08/01/25	341	332,283
Series G, 2.50%, 06/01/31(a)	166	140,637
Series H, 3.65%, 06/01/51	76	57,968
Southern Co.
5.15%, 10/06/25(a)	100	101,220
3.25%, 07/01/26(a)	87	82,953
4.40%, 07/01/46	130	113,295
Series B, (5 year CMT + 3.73%), 4.00%, 01/15/51(b)	171	156,882
Southern Power Co.
5.25%, 07/15/43	87	81,681
Series F, 4.95%, 12/15/46	171	153,904
Southwestern Electric Power Co.
5.30%, 04/01/33	25	25,188
3.25%, 11/01/51	71	49,391
Series M, 4.10%, 09/15/28(a)	171	165,638

Security	Par (000)	Value

Electric Utilities (continued)
Southwestern Public Service Co.
3.70%, 08/15/47	$87	$67,826
3.75%, 06/15/49	71	55,726
Series 8, 3.15%, 05/01/50	71	51,118
Tampa Electric Co.
4.10%, 06/15/42	87	73,656
4.30%, 06/15/48	71	60,819
4.45%, 06/15/49	64	55,787
3.63%, 06/15/50	80	61,223
5.00%, 07/15/52(a)	35	33,756
Toledo Edison Co., 6.15%, 05/15/37	74	79,736
Tucson Electric Power Co.
3.25%, 05/15/32(a)	87	76,999
4.85%, 12/01/48	87	79,278
5.50%, 04/15/53	100	101,455
Union Electric Co.
2.95%, 06/15/27(a)	171	161,687
2.15%, 03/15/32(a)	171	139,976
4.00%, 04/01/48	171	141,386
3.25%, 10/01/49	87	63,516
5.45%, 03/15/53	100	104,530
Virginia Electric and Power Co.
2.30%, 11/15/31(a)	87	72,198
2.40%, 03/30/32	70	58,244
5.00%, 04/01/33	45	45,343
4.00%, 01/15/43(a)	87	73,494
4.45%, 02/15/44	112	99,162
4.60%, 12/01/48	81	73,410
3.30%, 12/01/49	71	52,300
2.95%, 11/15/51	87	59,313
5.45%, 04/01/53	100	102,115
Series A, 3.15%, 01/15/26(a)	97	93,860
Series A, 3.50%, 03/15/27(a)	130	124,821
Series A, 3.80%, 04/01/28(a)	87	84,283
Series A, 2.88%, 07/15/29(a)	60	54,396
Series A, 6.00%, 05/15/37	87	93,356
Series B, 3.75%, 05/15/27	78	75,659
Series B, 6.00%, 01/15/36(a)	171	184,495
Series B, 3.80%, 09/15/47	87	69,436
Series C, 4.00%, 11/15/46	75	61,253
Series C, 4.63%, 05/15/52(a)	61	55,391
Series D, 4.65%, 08/15/43	87	78,950
WEC Energy Group, Inc.
4.75%, 01/09/26	100	100,025
5.15%, 10/01/27	100	101,742
4.75%, 01/15/28	100	99,884
Wisconsin Electric Power Co.(a)
1.70%, 06/15/28	86	74,946
4.75%, 09/30/32	80	80,446
Wisconsin Power and Light Co.
3.00%, 07/01/29(a)	171	154,654
1.95%, 09/16/31	66	53,333
3.95%, 09/01/32	100	93,950
Wisconsin Public Service Corp.
5.35%, 11/10/25(a)	150	152,624
3.30%, 09/01/49(a)	109	80,787
2.85%, 12/01/51	82	56,191
Xcel Energy, Inc.
3.30%, 06/01/25	74	71,489
3.35%, 12/01/26(a)	87	82,858
1.75%, 03/15/27	87	77,905

20

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Xcel Energy, Inc. (continued)
4.00%, 06/15/28(a)	$171	$166,154
2.60%, 12/01/29	70	61,071
2.35%, 11/15/31	71	58,082
4.60%, 06/01/32(a)	83	80,578
3.50%, 12/01/49	70	53,840

		48,640,176

Electrical Equipment — 0.0%
Eaton Corp.(a)
4.15%, 03/15/33	100	96,718
4.70%, 08/23/52	60	57,684
Regal Rexnord Corp.(d)
6.05%, 04/15/28	20	20,009
6.40%, 04/15/33	100	100,062
Tyco Electronics Group SA
3.45%, 08/01/24	75	73,717
2.50%, 02/04/32(a)	60	51,212
Vontier Corp., 1.80%, 04/01/26(a)	104	91,890

		491,292

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp.(a)
2.80%, 02/15/30	171	153,389
2.20%, 09/15/31	82	68,015
Arrow Electronics, Inc.(a)
4.00%, 04/01/25	87	84,423
2.95%, 02/15/32	71	59,186
Avnet, Inc.
6.25%, 03/15/28	40	40,715
3.00%, 05/15/31	87	70,243
5.50%, 06/01/32(a)	70	68,213
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24	130	129,856
2.67%, 12/01/26	140	125,933
4.25%, 04/01/28(a)	71	66,165
3.25%, 02/15/29	79	69,480
3.57%, 12/01/31	140	120,418
Corning, Inc.
4.75%, 03/15/42(a)	50	47,124
5.35%, 11/15/48(a)	50	49,067
3.90%, 11/15/49	87	67,377
4.38%, 11/15/57(a)	130	109,954
5.45%, 11/15/79	87	80,114
Keysight Technologies, Inc., 3.00%, 10/30/29(a)	140	124,642
Rockwell Automation, Inc.(a)
1.75%, 08/15/31	86	70,159
2.80%, 08/15/61	60	38,572
TD SYNNEX Corp.
1.75%, 08/09/26	171	149,807
2.65%, 08/09/31	87	68,919
Tyco Electronics Group SA, 4.50%, 02/13/26	50	50,078

		1,911,849

Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	74	71,828
Baker Hughes Holdings LLC/Baker Hughes Co.- Obligor, Inc.
2.06%, 12/15/26	119	107,732
3.34%, 12/15/27(a)	79	74,025
3.14%, 11/07/29(a)	82	73,646

Security	Par (000)	Value

Energy Equipment & Services (continued)
Baker Hughes Holdings LLC/Baker Hughes Co.- Obligor, Inc. (continued)
4.08%, 12/15/47	$257	$208,722
Halliburton Co.
3.80%, 11/15/25	165	161,595
4.85%, 11/15/35(a)	171	164,366
4.50%, 11/15/41(a)	50	43,267
4.75%, 08/01/43	214	188,905
5.00%, 11/15/45(a)	200	182,061
NOV, Inc.
3.60%, 12/01/29	171	154,554
3.95%, 12/01/42	53	39,263

		1,469,964

Environmental, Maintenance & Security Service — 0.1%
Nature Conservancy, Series A, 3.96%, 03/01/52(a)	75	63,331
Republic Services, Inc.
2.50%, 08/15/24	72	69,746
3.20%, 03/15/25(a)	87	84,531
2.90%, 07/01/26(a)	85	81,115
3.95%, 05/15/28	300	291,677
1.45%, 02/15/31(a)	153	121,700
1.75%, 02/15/32(a)	171	136,694
2.38%, 03/15/33(a)	257	212,149
Waste Connections, Inc.
2.20%, 01/15/32	171	140,206
3.20%, 06/01/32	73	65,045
4.20%, 01/15/33	100	95,974
Waste Management, Inc.
0.75%, 11/15/25	171	155,522
3.15%, 11/15/27(a)	171	162,567
2.00%, 06/01/29	86	74,365
4.63%, 02/15/30	100	100,054
1.50%, 03/15/31(a)	171	136,398
4.63%, 02/15/33(a)	100	100,229
2.95%, 06/01/41	100	76,516
4.15%, 07/15/49(a)	87	78,003

		2,245,822

Financial Services — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24(a)	211	201,575
6.50%, 07/15/25(a)	345	347,494
1.75%, 01/30/26	345	308,917
3.65%, 07/21/27	345	316,963
3.00%, 10/29/28	427	372,781
3.30%, 01/30/32(a)	250	207,107
3.40%, 10/29/33	195	158,287
3.85%, 10/29/41(a)	150	114,718
Air Lease Corp.
4.25%, 09/15/24	87	85,160
2.30%, 02/01/25(a)	67	63,409
3.25%, 03/01/25	341	327,501
3.38%, 07/01/25(a)	171	162,907
2.88%, 01/15/26(a)	171	159,403
1.88%, 08/15/26	55	48,726
3.63%, 12/01/27(a)	70	64,612
5.30%, 02/01/28	200	197,409
2.10%, 09/01/28	87	72,487
3.25%, 10/01/29(a)	87	76,383

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
Air Lease Corp. (continued)
3.00%, 02/01/30	$71	$60,734
Aircastle Ltd.
4.13%, 05/01/24	171	167,409
4.25%, 06/15/26(a)	87	82,519
Ally Financial, Inc.(a)
3.88%, 05/21/24	257	246,935
4.63%, 03/30/25	257	243,071
4.75%, 06/09/27	340	316,625
7.10%, 11/15/27	100	101,574
8.00%, 11/01/31	121	126,999
Banco Santander SA
3.89%, 05/24/24	600	586,688
5.18%, 11/19/25(a)	200	195,631
1.85%, 03/25/26(a)	400	358,789
5.29%, 08/18/27	400	393,697
2.75%, 12/03/30(a)	400	312,019
(1 year CMT + 0.90%), 1.72%, 09/14/27(b)	200	174,560
Bank of America Corp.
4.00%, 04/01/24(a)	87	86,021
4.20%, 08/26/24	300	294,743
4.00%, 01/22/25	130	127,009
3.88%, 08/01/25(a)	384	375,311
4.45%, 03/03/26(a)	229	223,651
3.50%, 04/19/26(a)	111	106,695
4.25%, 10/22/26(a)	221	214,070
3.25%, 10/21/27(a)	236	222,386
6.11%, 01/29/37(a)	350	368,228
7.75%, 05/14/38	200	239,365
5.88%, 02/07/42(a)	189	202,968
5.00%, 01/21/44(a)	214	205,381
4.88%, 04/01/44(a)	171	160,810
(1 day SOFR + 0.65%), 1.53%, 12/06/25(b)	171	159,873
(1 day SOFR + 0.69%), 0.98%, 04/22/25(b)	171	162,919
(1 day SOFR + 0.96%), 1.73%, 07/22/27(b)	600	538,026
(1 day SOFR + 1.01%), 1.20%, 10/24/26(a)(b)	189	169,738
(1 day SOFR + 1.05%), 2.55%, 02/04/28(b)	362	329,273
(1 day SOFR + 1.06%), 2.09%, 06/14/29(b)	341	293,673
(1 day SOFR + 1.11%), 3.84%, 04/25/25(b)	368	361,241
(1 day SOFR + 1.15%), 1.32%, 06/19/26(b)	291	266,006
(1 day SOFR + 1.21%), 2.57%, 10/20/32(b)	377	308,127
(1 day SOFR + 1.22%), 2.30%, 07/21/32(b)	495	398,919
(1 day SOFR + 1.29%), 5.08%, 01/20/27(b)	230	229,287
(1 day SOFR + 1.32%), 2.69%, 04/22/32(a)(b)	536	447,305
(1 day SOFR + 1.33%), 3.38%, 04/02/26(b)	206	197,505
(1 day SOFR + 1.33%), 2.97%, 02/04/33(b)	457	384,813
(1 day SOFR + 1.37%), 1.92%, 10/24/31(b)	291	232,097
(1 day SOFR + 1.53%), 1.90%, 07/23/31(b)	341	273,465
(1 day SOFR + 1.56%), 2.97%, 07/21/52(a)(b)	70	47,101
(1 day SOFR + 1.58%), 4.38%, 04/27/28(b)	336	324,904
(1 day SOFR + 1.58%), 3.31%, 04/22/42(b)	211	163,215
(1 day SOFR + 1.75%), 4.83%, 07/22/26(b)	320	316,269
(1 day SOFR + 1.83%), 4.57%, 04/27/33(b)	373	355,059
(1 day SOFR + 1.88%), 2.83%, 10/24/51(a)(b)	140	91,285
(1 day SOFR + 1.93%), 2.68%, 06/19/41(a)(b)	511	361,172
(1 day SOFR + 1.99%), 6.20%, 11/10/28(b)	155	162,034
(1 day SOFR + 2.04%), 4.95%, 07/22/28(b)	420	417,595
(1 day SOFR + 2.16%), 5.02%, 07/22/33(a)(b)	360	356,014
(3 mo. LIBOR US + 0.64%), 2.02%, 02/13/26(b)	240	224,856
(3 mo. LIBOR US + 0.81%), 3.37%, 01/23/26(b)	341	327,952

Security	Par (000)	Value

Financial Services (continued)
Bank of America Corp. (continued)
(3 mo. LIBOR US + 0.87%), 2.46%, 10/22/25(a)(b)	$68	$64,733
(3 mo. LIBOR US + 0.99%), 2.50%, 02/13/31(b)	397	336,231
(3 mo. LIBOR US + 1.06%), 3.56%, 04/23/27(b)	171	162,416
(3 mo. LIBOR US + 1.07%), 3.97%, 03/05/29(b)	171	161,890
(3 mo. LIBOR US + 1.09%), 3.09%, 10/01/25(a)(b)	171	164,538
(3 mo. LIBOR US + 1.18%), 3.19%, 07/23/30(b)	251	223,081
(3 mo. LIBOR US + 1.19%), 2.88%, 10/22/30(b)	171	148,741
(3 mo. LIBOR US + 1.19%), 3.95%, 01/23/49(a)(b)	104	84,254
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(a)(b)	249	239,757
(3 mo. LIBOR US + 1.32%), 4.08%, 04/23/40(a)(b)	171	148,677
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(b)	87	81,752
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(a)(b)	171	161,596
(3 mo. LIBOR US + 1.52%), 4.33%, 03/15/50(a)(b)	341	292,221
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(a)(b)	341	325,793
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38(a)(b)	257	229,871
(3 mo. LIBOR US + 1.99%), 4.44%, 01/20/48(a)(b)	197	174,507
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(b)	350	286,989
(5 year CMT + 1.20%), 2.48%, 09/21/36(b)	171	129,862
Series L, 3.95%, 04/21/25	368	356,055
Series L, 4.18%, 11/25/27	171	165,247
Series N, (1 day SOFR + 0.91%), 1.66%, 03/11/27(b)	291	263,464
Series N, (1 day SOFR + 1.22%), 2.65%, 03/11/32(b)	291	242,933
Series N, (1 day SOFR + 1.65%), 3.48%, 03/13/52(a)(b)	124	93,160
Bank of Nova Scotia
0.65%, 07/31/24(a)	267	251,707
5.25%, 12/06/24	200	200,460
1.45%, 01/10/25	87	81,559
2.20%, 02/03/25(a)	341	324,074
3.45%, 04/11/25	118	114,463
4.50%, 12/16/25(a)	87	85,318
4.75%, 02/02/26	60	59,742
2.70%, 08/03/26(a)	87	80,794
1.30%, 09/15/26	240	211,799
1.95%, 02/02/27(a)	171	154,312
4.85%, 02/01/30	60	59,261
2.15%, 08/01/31	171	138,344
2.45%, 02/02/32	171	140,973
Barclays PLC
3.65%, 03/16/25	450	430,101
5.25%, 08/17/45(a)	250	239,264
(1 day SOFR + 2.71%), 2.85%, 05/07/26(b)	500	466,974
(1 year CMT + 1.05%), 2.28%, 11/24/27(b)	222	194,971
(1 year CMT + 1.20%), 2.67%, 03/10/32(a)(b)	490	386,119
(1 year CMT + 1.30%), 3.33%, 11/24/42(b)	222	159,319
(1 year CMT + 2.30%), 5.30%, 08/09/26(b)	245	239,952
(1 year CMT + 2.65%), 5.50%, 08/09/28(b)	300	295,807

22

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
Barclays PLC (continued)
(1 year CMT + 3.05%), 7.33%, 11/02/26(a)(b)	$200	$204,817
(1 year CMT + 3.30%), 7.39%, 11/02/28(b)	200	211,989
(1 year CMT + 3.50%), 7.44%, 11/02/33(a)(b)	200	221,062
(3 mo. LIBOR US + 1.90%), 4.97%, 05/16/29(b)	400	385,816
BNP Paribas SA, 4.25%, 10/15/24(a)	200	193,575
Cboe Global Markets, Inc., 3.00%, 03/16/32	121	105,078
Citigroup, Inc.
3.88%, 03/26/25(a)	87	84,259
3.30%, 04/27/25	55	53,072
4.40%, 06/10/25	87	84,802
5.50%, 09/13/25	171	170,687
3.70%, 01/12/26(a)	171	165,474
4.60%, 03/09/26(a)	130	127,293
3.40%, 05/01/26	87	83,022
3.20%, 10/21/26(a)	427	402,835
4.30%, 11/20/26(a)	53	51,266
4.13%, 07/25/28(a)	130	122,730
6.63%, 06/15/32(a)	74	79,407
6.13%, 08/25/36	184	189,921
8.13%, 07/15/39(a)	100	128,905
5.88%, 01/30/42(a)	227	239,908
6.68%, 09/13/43(a)	87	97,046
5.30%, 05/06/44(a)	87	82,745
4.65%, 07/30/45(a)	130	118,294
4.75%, 05/18/46	257	227,555
4.65%, 07/23/48(a)	257	238,176
(1 day SOFR + 0.53%), 1.28%, 11/03/25(b)	79	73,792
(1 day SOFR + 0.67%), 0.98%, 05/01/25(b)	118	112,101
(1 day SOFR + 0.69%), 2.01%, 01/25/26(a)(b)	245	230,671
(1 day SOFR + 0.77%), 1.12%, 01/28/27(b)	376	335,170
(1 day SOFR + 1.15%), 2.67%, 01/29/31(b)	171	145,950
(1 day SOFR + 1.17%), 2.56%, 05/01/32(b)	207	171,739
(1 day SOFR + 1.18%), 2.52%, 11/03/32(b)	484	394,005
(1 day SOFR + 1.28%), 3.07%, 02/24/28(a)(b)	171	158,980
(1 day SOFR + 1.35%), 3.06%, 01/25/33(b)	257	217,490
(1 day SOFR + 1.38%), 2.90%, 11/03/42(a)(b)	87	62,228
(1 day SOFR + 1.42%), 2.98%, 11/05/30(a)(b)	171	149,723
(1 day SOFR + 1.53%), 3.29%, 03/17/26(b)	118	113,065
(1 day SOFR + 1.55%), 5.61%, 09/29/26(a)(b)	305	307,273
(1 day SOFR + 1.94%), 3.79%, 03/17/33(b)	713	639,067
(1 day SOFR + 2.11%), 2.57%, 06/03/31(b)	257	216,833
(1 day SOFR + 2.34%), 6.27%, 11/17/33(b)	200	216,301
(1 day SOFR + 2.84%), 3.11%, 04/08/26(a)(b)	240	229,449
(1 day SOFR + 3.91%), 4.41%, 03/31/31(b)	410	389,365
(3 mo. Term SOFR + 1.16%), 3.35%, 04/24/25(b)	600	584,761
(3 mo. Term SOFR + 1.41%), 3.52%, 10/27/28(a)(b)	341	318,755
(3 mo. Term SOFR + 1.60%), 3.98%, 03/20/30(b)	177	164,953
(3 mo. Term SOFR + 1.65%), 3.67%, 07/24/28(a)(b)	171	162,006
(3 mo. Term SOFR + 1.82%), 3.89%, 01/10/28(a)(b)	171	163,380
(3 mo. Term SOFR + 2.10%), 4.28%, 04/24/48(a)(b)	171	148,548
Clorox Co., 3.10%, 10/01/27	87	82,092
CME Group, Inc.
3.00%, 03/15/25(a)	214	207,362
2.65%, 03/15/32	69	59,859

Security	Par (000)	Value

Financial Services (continued)
CME Group, Inc. (continued)
5.30%, 09/15/43(a)	$171	$180,566
Credit Suisse Group AG, 4.88%, 05/15/45(a)	268	228,035
Deutsche Bank AG
0.90%, 05/28/24	330	309,781
3.70%, 05/30/24	75	71,481
4.10%, 01/13/26(a)	62	56,164
5.37%, 09/09/27(a)	200	196,002
(1 day SOFR + 1.22%), 2.31%, 11/16/27(b)	353	299,144
(1 day SOFR + 1.32%), 2.55%, 01/07/28(b)	192	162,936
(1 day SOFR + 2.58%), 3.96%, 11/26/25(b)	419	396,413
(1 day SOFR + 3.04%), 3.55%, 09/18/31(a)(b)	496	406,807
Deutsche Bank AG/New York(b)
(1 day SOFR + 3.18%), 6.72%, 01/18/29	150	148,952
(1 day SOFR + 3.65%), 7.08%, 02/10/34(a)	200	185,484
European Investment Bank, 3.75%, 02/14/33	1,000	1,011,565
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	300	290,640
Goldman Sachs Group, Inc.
3.85%, 07/08/24(a)	87	85,260
3.50%, 04/01/25	327	317,518
3.75%, 05/22/25(a)	384	372,908
4.25%, 10/21/25	181	175,601
3.75%, 02/25/26(a)	217	210,940
3.50%, 11/16/26	341	325,669
5.95%, 01/15/27(a)	87	89,574
3.85%, 01/26/27	341	328,943
2.60%, 02/07/30(a)	341	292,628
3.80%, 03/15/30(a)	200	186,234
6.45%, 05/01/36	110	117,290
6.75%, 10/01/37	451	487,666
6.25%, 02/01/41(a)	171	188,013
4.80%, 07/08/44(a)	214	198,716
5.15%, 05/22/45	257	243,429
(1 day SOFR + 0.80%), 1.43%, 03/09/27(a)(b)	427	382,079
(1 day SOFR + 0.82%), 1.54%, 09/10/27(b)	341	299,874
(1 day SOFR + 0.91%), 1.95%, 10/21/27(a)(b)	283	252,839
(1 day SOFR + 1.09%), 1.99%, 01/27/32(b)	250	199,706
(1 day SOFR + 1.11%), 2.64%, 02/24/28(b)	197	179,690
(1 day SOFR + 1.25%), 2.38%, 07/21/32(b)	477	387,269
(1 day SOFR + 1.26%), 2.65%, 10/21/32(b)	274	226,393
(1 day SOFR + 1.28%), 2.62%, 04/22/32(b)	250	208,247
(1 day SOFR + 1.41%), 3.10%, 02/24/33(a)(b)	391	335,779
(1 day SOFR + 1.47%), 2.91%, 07/21/42(a)(b)	150	107,340
(1 day SOFR + 1.51%), 4.39%, 06/15/27(b)	125	122,107
(1 day SOFR + 1.51%), 3.21%, 04/22/42(b)	171	128,728
(1 day SOFR + 1.63%), 3.44%, 02/24/43(a)(b)	216	166,459
(1 day SOFR + 1.73%), 4.48%, 08/23/28(b)	200	195,610
(1 day SOFR + 1.85%), 3.62%, 03/15/28(b)	100	94,596
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(a)(b)	341	320,322
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(a)(b)	171	165,892
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(a)(b)	171	163,868
(3 mo. LIBOR US + 1.37%), 4.02%, 10/31/38(a)(b)	341	294,745
(3 mo. LIBOR US + 1.43%), 4.41%, 04/23/39(b)	171	153,874
(3 mo. LIBOR US + 1.51%), 3.69%, 06/05/28(a)(b)	427	404,469
Hercules Capital, Inc., 3.38%, 01/20/27(a)	70	60,055

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
HSBC Holdings PLC
4.25%, 08/18/25(a)	$200	$190,201
3.90%, 05/25/26(a)	311	295,100
4.38%, 11/23/26(a)	390	372,024
6.50%, 05/02/36	297	300,257
6.50%, 09/15/37	260	255,299
6.80%, 06/01/38(a)	250	259,419
6.10%, 01/14/42(a)	171	183,040
5.25%, 03/14/44(a)	232	208,002
(1 day SOFR + 1.40%), 2.63%, 11/07/25(b)	522	493,895
(1 day SOFR + 1.43%), 3.00%, 03/10/26(a)(b)	350	330,109
(1 day SOFR + 1.97%), 6.16%, 03/09/29(b)	200	205,620
(1 day SOFR + 2.39%), 2.85%, 06/04/31(b)	349	293,171
(1 day SOFR + 2.39%), 6.25%, 03/09/34(a)(b)	300	313,645
(1 day SOFR + 2.53%), 4.76%, 03/29/33(a)(b)	285	257,608
(1 day SOFR + 2.61%), 5.21%, 08/11/28(a)(b)	600	593,883
(1 day SOFR + 2.65%), 6.33%, 03/09/44	225	237,641
(1 day SOFR + 4.25%), 8.11%, 11/03/33(b)	300	335,977
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(a)(b)	211	197,861
(3 mo. LIBOR US + 1.61%), 3.97%, 05/22/30(a)(b)	211	190,364
(1 day SOFR + 3.03%), 7.34%, 11/03/26(a)(b)	300	311,269
(1 day SOFR + 3.35%), 7.39%, 11/03/28(b)	215	228,832
Intercontinental Exchange, Inc.
3.65%, 05/23/25	82	80,701
3.75%, 12/01/25(a)	192	186,212
3.75%, 09/21/28(a)	200	191,022
2.10%, 06/15/30	133	111,840
1.85%, 09/15/32	58	45,426
4.60%, 03/15/33(a)	137	135,882
2.65%, 09/15/40	171	123,762
4.25%, 09/21/48(a)	87	75,754
3.00%, 06/15/50(a)	76	53,249
4.95%, 06/15/52(a)	114	110,842
3.00%, 09/15/60(a)	145	95,199
5.20%, 06/15/62	130	129,973
JPMorgan Chase & Co.
3.63%, 05/13/24(a)	171	168,829
3.88%, 09/10/24	223	219,196
3.13%, 01/23/25(a)	214	207,162
3.90%, 07/15/25(a)	384	377,843
3.30%, 04/01/26(a)	87	83,893
3.20%, 06/15/26(a)	171	163,863
2.95%, 10/01/26(a)	500	472,195
7.63%, 10/15/26	87	94,586
4.13%, 12/15/26(a)	87	84,941
4.25%, 10/01/27	87	85,593
3.63%, 12/01/27	171	163,459
6.40%, 05/15/38(a)	189	214,657
5.50%, 10/15/40(a)	66	68,187
5.60%, 07/15/41(a)	96	99,825
5.40%, 01/06/42(a)	71	72,942
5.63%, 08/16/43(a)	87	89,767
4.85%, 02/01/44(a)	74	71,040
4.95%, 06/01/45(a)	214	203,352
(1 day SOFR + 0.49%), 0.77%, 08/09/25(b)	171	160,552
(1 day SOFR + 0.54%), 0.82%, 06/01/25(b)	224	212,265
(1 day SOFR + 0.61%), 1.56%, 12/10/25(b)	171	160,362
(1 day SOFR + 0.77%), 1.47%, 09/22/27(b)	171	150,806
(1 day SOFR + 0.89%), 1.58%, 04/22/27(b)	875	786,165

Security	Par (000)	Value

Financial Services (continued)
JPMorgan Chase & Co. (continued)
(1 day SOFR + 0.92%), 2.60%, 02/24/26(b)	$118	$111,828
(1 day SOFR + 0.98%), 3.85%, 06/14/25(b)	200	196,110
(1 day SOFR + 1.02%), 2.07%, 06/01/29(b)	240	208,245
(1 day SOFR + 1.07%), 5.55%, 12/15/25(b)	300	302,052
(1 day SOFR + 1.07%), 1.95%, 02/04/32(b)	341	274,335
(1 day SOFR + 1.16%), 2.30%, 10/15/25(b)	87	83,192
(1 day SOFR + 1.17%), 2.95%, 02/24/28(a)(b)	111	102,873
(1 day SOFR + 1.18%), 2.55%, 11/08/32(b)	276	228,830
(1 day SOFR + 1.26%), 2.96%, 01/25/33(a)(b)	403	344,585
(1 day SOFR + 1.32%), 4.08%, 04/26/26(b)	451	442,785
(1 day SOFR + 1.46%), 3.16%, 04/22/42(b)	392	297,860
(1 day SOFR + 1.51%), 2.53%, 11/19/41(b)	257	177,385
(1 day SOFR + 1.56%), 4.32%, 04/26/28(b)	472	460,421
(1 day SOFR + 1.58%), 3.33%, 04/22/52(b)	200	146,464
(1 day SOFR + 1.75%), 4.57%, 06/14/30(a)(b)	200	194,688
(1 day SOFR + 1.80%), 4.59%, 04/26/33(b)	67	64,878
(1 day SOFR + 1.85%), 2.08%, 04/22/26(a)(b)	200	187,146
(1 day SOFR + 1.99%), 4.85%, 07/25/28(b)	200	199,642
(1 day SOFR + 2.04%), 2.52%, 04/22/31(a)(b)	275	235,089
(1 day SOFR + 2.08%), 4.91%, 07/25/33(a)(b)	445	442,305
(1 day SOFR + 2.44%), 3.11%, 04/22/51(a)(b)	291	205,953
(1 day SOFR + 2.46%), 3.11%, 04/22/41(b)	189	144,362
(1 day SOFR + 2.52%), 2.96%, 05/13/31(a)(b)	341	294,764
(1 day SOFR + 2.58%), 5.72%, 09/14/33(a)(b)	200	204,872
(3 mo. LIBOR US + 0.95%), 3.51%, 01/23/29(b)	171	159,997
(3 mo. LIBOR US + 1.12%), 4.01%, 04/23/29(b)	381	364,084
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(b)	171	158,959
(3 mo. LIBOR US + 1.22%), 3.90%, 01/23/49(b)	300	245,535
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(b)	202	195,146
(3 mo. LIBOR US + 1.33%), 4.45%, 12/05/29(b)	427	414,750
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(b)	341	326,048
(3 mo. LIBOR US + 1.36%), 3.88%, 07/24/38(b)	171	150,622
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(a)(b)	300	283,631
(3 mo. LIBOR US + 1.38%), 3.96%, 11/15/48(b)	427	352,965
(3 mo. LIBOR US + 1.46%), 4.03%, 07/24/48(b)	87	73,142
(3 mo. LIBOR US + 1.58%), 4.26%, 02/22/48(a)(b)	171	148,640
(3 mo. Term SOFR + 0.58%), 0.97%, 06/23/25(b)	171	161,989
(3 mo. Term SOFR + 0.70%), 1.04%, 02/04/27(a)(b)	600	535,562
(3 mo. Term SOFR + 1.11%), 1.76%, 11/19/31(a)(b)	171	135,716
(3 mo. Term SOFR + 1.59%), 2.01%, 03/13/26(b)	223	210,166
(3 mo. Term SOFR + 3.79%), 4.49%, 03/24/31(a)(b)	341	331,288
Kimberly-Clark Corp.
2.75%, 02/15/26	87	83,823
2.00%, 11/02/31(a)	75	63,207
4.50%, 02/16/33	100	101,463
5.30%, 03/01/41	87	91,852
3.20%, 07/30/46	74	57,294
2.88%, 02/07/50(a)	140	103,224
Lloyds Banking Group PLC
4.50%, 11/04/24(a)	490	474,844
4.34%, 01/09/48(a)	249	193,588
(1 year CMT + 1.00%), 2.44%, 02/05/26(a)(b)	340	318,800
(1 year CMT + 1.60%), 3.51%, 03/18/26(b)	215	204,566

24

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
Lloyds Banking Group PLC (continued)
(1 year CMT + 1.70%), 5.87%, 03/06/29(a)(b)	$200	$201,647
(1 year CMT + 1.80%), 3.75%, 03/18/28(b)	222	206,146
(1 year CMT + 2.30%), 4.98%, 08/11/33(a)(b)	200	191,467
(1 year CMT + 3.75%), 7.95%, 11/15/33(a)(b)	225	248,877
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/25	500	471,061
3.85%, 03/01/26(a)	500	479,676
2.76%, 09/13/26(a)	250	230,590
3.29%, 07/25/27(a)	171	159,766
3.96%, 03/02/28(a)	171	164,532
3.74%, 03/07/29	341	318,917
2.56%, 02/25/30(a)	349	297,112
4.29%, 07/26/38(a)	87	80,748
(1 year CMT + 0.83%), 2.34%, 01/19/28(b)	220	197,552
(1 year CMT + 0.97%), 2.49%, 10/13/32(b)	215	173,558
(1 year CMT + 1.10%), 2.85%, 01/19/33(b)	200	164,952
(1 year CMT + 1.13%), 3.84%, 04/17/26(b)	220	213,152
(1 year CMT + 1.30%), 4.08%, 04/19/28(b)	220	210,623
(1 year CMT + 1.55%), 5.06%, 09/12/25(b)	660	655,467
(1 year CMT + 1.70%), 4.79%, 07/18/25(b)	240	237,640
(1 year CMT + 1.90%), 5.35%, 09/13/28(b)	200	200,642
(1 year CMT + 1.95%), 5.02%, 07/20/28(b)	200	198,502
(1 year CMT + 2.13%), 5.13%, 07/20/33(b)	250	247,574
(1 year CMT + 2.13%), 5.47%, 09/13/33(a)(b)	200	201,584
Mizuho Financial Group, Inc.(b)
(1 year CMT + 0.67%), 1.23%, 05/22/27	349	307,109
(1 year CMT + 0.90%), 2.65%, 05/22/26(a)	300	282,672
(1 year CMT + 1.25%), 3.26%, 05/22/30(a)	380	336,429
(1 year CMT + 2.05%), 5.41%, 09/13/28(a)	520	522,250
(1 year CMT + 2.40%), 5.67%, 09/13/33	520	527,655
Morgan Stanley
3.70%, 10/23/24	257	251,646
4.00%, 07/23/25(a)	343	335,742
5.00%, 11/24/25	214	212,138
3.88%, 01/27/26(a)	300	292,756
3.13%, 07/27/26(a)	87	82,392
4.35%, 09/08/26(a)	257	250,332
3.63%, 01/20/27(a)	341	328,192
3.95%, 04/23/27(a)	87	84,109
7.25%, 04/01/32(a)	50	58,594
6.38%, 07/24/42(a)	181	204,154
4.30%, 01/27/45(a)	171	151,173
4.38%, 01/22/47	257	228,781
(1 day SOFR + 0.53%), 0.79%, 05/30/25(b)	393	372,002
(1 day SOFR + 0.56%), 1.16%, 10/21/25(b)	511	477,199
(1 day SOFR + 0.72%), 0.99%, 12/10/26(b)	307	273,612
(1 day SOFR + 0.86%), 1.51%, 07/20/27(b)	326	289,708
(1 day SOFR + 0.88%), 1.59%, 05/04/27(b)	66	59,147
(1 day SOFR + 0.94%), 2.63%, 02/18/26(b)	324	307,489
(1 day SOFR + 1.00%), 2.48%, 01/21/28(b)	244	222,862
(1 day SOFR + 1.02%), 1.93%, 04/28/32(b)	300	236,011
(1 day SOFR + 1.03%), 1.79%, 02/13/32(a)(b)	338	265,350
(1 day SOFR + 1.14%), 2.70%, 01/22/31(b)	341	293,671
(1 day SOFR + 1.15%), 2.72%, 07/22/25(b)	105	101,202
(1 day SOFR + 1.16%), 3.62%, 04/17/25(a)(b)	178	174,739
(1 day SOFR + 1.18%), 2.24%, 07/21/32(b)	87	69,805
(1 day SOFR + 1.20%), 2.51%, 10/20/32(a)(b)	281	230,186
(1 day SOFR + 1.29%), 2.94%, 01/21/33(a)(b)	343	290,577
(1 day SOFR + 1.30%), 5.05%, 01/28/27(b)	105	104,707

Security	Par (000)	Value

Financial Services (continued)
Morgan Stanley (continued)
(1 day SOFR + 1.36%), 2.48%, 09/16/36(b)	$459	$348,702
(1 day SOFR + 1.43%), 2.80%, 01/25/52(a)(b)	221	145,678
(1 day SOFR + 1.49%), 3.22%, 04/22/42(a)(b)	535	412,591
(1 day SOFR + 1.61%), 4.21%, 04/20/28(a)(b)	96	93,164
(1 day SOFR + 1.67%), 4.68%, 07/17/26(b)	130	128,287
(1 day SOFR + 1.73%), 5.12%, 02/01/29(b)	95	95,755
(1 day SOFR + 1.77%), 6.14%, 10/16/26(a)(b)	400	407,600
(1 day SOFR + 2.08%), 4.89%, 07/20/33(b)	70	68,804
(1 day SOFR + 2.56%), 6.34%, 10/18/33(a)(b)	200	218,438
(1 day SOFR + 2.62%), 5.30%, 04/20/37(b)	114	107,468
(1 day SOFR + 3.12%), 3.62%, 04/01/31(b)	400	365,787
(1 day SOFR + 4.84%), 5.60%, 03/24/51(a)(b)	171	179,730
(3 mo. LIBOR US + 1.14%), 3.77%, 01/24/29(a)(b)	410	388,209
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(a)(b)	384	362,714
(3 mo. LIBOR US + 1.43%), 4.46%, 04/22/39(b)	211	192,824
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(b)	171	150,777
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(a)(b)	130	125,387
(5 year CMT + 2.43%), 5.95%, 01/19/38(a)(b)	90	89,497
Series F, 3.88%, 04/29/24(a)	87	85,921
Nasdaq, Inc.
3.85%, 06/30/26(a)	104	100,769
1.65%, 01/15/31	57	44,956
3.25%, 04/28/50	70	47,988
NatWest Group PLC(b)
(1 year CMT + 2.85%), 7.47%, 11/10/26	500	516,715
(5 year CMT + 2.35%), 3.03%, 11/28/35(a)	300	228,516
ORIX Corp.
5.00%, 09/13/27(a)	100	99,981
2.25%, 03/09/31(a)	87	70,913
4.00%, 04/13/32	67	61,641
5.20%, 09/13/32	100	100,748
Radian Group, Inc.
4.50%, 10/01/24	50	48,250
6.63%, 03/15/25(a)	50	49,791
4.88%, 03/15/27	50	47,015
Rexford Industrial Realty LP
5.00%, 06/15/28	30	29,597
2.13%, 12/01/30	71	56,997
2.15%, 09/01/31	79	62,559
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25(a)	490	464,518
5.46%, 01/13/26	290	292,788
3.78%, 03/09/26(a)	211	204,102
2.63%, 07/14/26(a)	171	158,488
1.40%, 09/17/26(a)	218	190,977
3.01%, 10/19/26(a)	87	80,884
2.17%, 01/14/27	200	179,102
3.36%, 07/12/27(a)	171	159,739
3.35%, 10/18/27(a)	87	81,089
1.90%, 09/17/28(a)	218	184,641
3.20%, 09/17/29(a)	87	76,024
2.72%, 09/27/29(a)	522	448,517
2.22%, 09/17/31(a)	265	211,854

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
5.77%, 01/13/33(a)	$300	$313,310
2.93%, 09/17/41(a)	70	50,063

		94,673,648

Food Products — 0.2%
Archer-Daniels-Midland Co.
2.50%, 08/11/26(a)	300	283,099
2.90%, 03/01/32	67	59,510
4.54%, 03/26/42(a)	37	35,271
4.02%, 04/16/43(a)	66	58,670
3.75%, 09/15/47	171	145,704
Bunge Ltd. Finance Corp.(a)
3.75%, 09/25/27	171	164,196
2.75%, 05/14/31	121	102,907
Flowers Foods, Inc., 2.40%, 03/15/31(a)	60	50,030
Hershey Co.
2.05%, 11/15/24(a)	87	83,997
2.45%, 11/15/29(a)	87	77,292
3.13%, 11/15/49	87	66,023
Hormel Foods Corp.
1.70%, 06/03/28	223	196,671
3.05%, 06/03/51(a)	87	63,437
J M Smucker Co.
3.50%, 03/15/25(a)	214	208,713
4.25%, 03/15/35	87	81,679
4.38%, 03/15/45(a)	87	77,049
3.55%, 03/15/50(a)	70	52,527
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(d)
5.13%, 02/01/28	100	96,573
3.00%, 05/15/32(a)	250	195,802
5.75%, 04/01/33	100	95,591
6.50%, 12/01/52(a)	250	237,300
Mondelez International, Inc.
1.50%, 05/04/25	62	58,026
2.63%, 03/17/27(a)	341	318,728
2.75%, 04/13/30(a)	160	142,074
1.50%, 02/04/31	100	79,763
1.88%, 10/15/32	87	69,696
2.63%, 09/04/50(a)	70	46,941
Tyson Foods, Inc.
3.95%, 08/15/24	341	336,506
3.55%, 06/02/27(a)	171	163,101
4.88%, 08/15/34(a)	70	69,504
5.15%, 08/15/44	87	82,246
4.55%, 06/02/47	87	75,572

		3,874,198

Ground Transportation — 0.4%
Burlington Northern Santa Fe LLC
3.75%, 04/01/24(a)	50	49,314
3.65%, 09/01/25	130	127,252
7.00%, 12/15/25	87	92,252
3.25%, 06/15/27(a)	300	289,426
5.40%, 06/01/41	50	52,012
4.40%, 03/15/42	53	49,246
4.38%, 09/01/42	87	80,625
4.45%, 03/15/43(a)	70	64,847
5.15%, 09/01/43	87	88,463
4.90%, 04/01/44	87	85,324

Security	Par (000)	Value

Ground Transportation (continued)
Burlington Northern Santa Fe LLC (continued)
4.55%, 09/01/44	$87	$81,995
4.15%, 04/01/45(a)	87	77,578
4.70%, 09/01/45	87	82,774
3.90%, 08/01/46	141	119,432
4.13%, 06/15/47	87	76,984
4.05%, 06/15/48	60	52,519
4.15%, 12/15/48	87	76,021
3.05%, 02/15/51	71	51,680
3.30%, 09/15/51(a)	171	130,467
Canadian National Railway Co.
2.95%, 11/21/24(a)	76	73,982
2.75%, 03/01/26	97	92,964
3.85%, 08/05/32	100	95,059
3.20%, 08/02/46	140	106,596
3.65%, 02/03/48	257	212,226
2.45%, 05/01/50	81	52,762
4.40%, 08/05/52	80	74,942
Canadian Pacific Railway Co.
2.90%, 02/01/25	171	164,697
1.75%, 12/02/26(a)	72	65,263
7.13%, 10/15/31	87	99,286
2.45%, 12/02/31(a)	119	103,020
4.80%, 09/15/35	87	86,730
3.00%, 12/02/41(a)	73	58,310
4.80%, 08/01/45(a)	191	184,922
3.10%, 12/02/51	103	73,654
6.13%, 09/15/2115	87	93,297
CSX Corp.
3.35%, 11/01/25(a)	87	84,385
3.25%, 06/01/27	341	325,507
3.80%, 03/01/28(a)	227	220,835
2.40%, 02/15/30(a)	87	75,939
4.10%, 11/15/32	50	48,149
4.75%, 05/30/42	189	178,511
4.30%, 03/01/48(a)	130	115,105
3.35%, 09/15/49	75	56,478
3.80%, 04/15/50	96	77,761
3.95%, 05/01/50	79	65,754
2.50%, 05/15/51(a)	75	48,175
4.50%, 11/15/52	50	45,720
4.50%, 08/01/54	87	77,297
4.65%, 03/01/68(a)	137	122,035
Kansas City Southern
2.88%, 11/15/29(a)	63	56,477
4.70%, 05/01/48	87	79,668
3.50%, 05/01/50	87	65,731
4.20%, 11/15/69	78	62,542
Norfolk Southern Corp.
3.15%, 06/01/27	153	143,970
2.55%, 11/01/29(a)	58	50,981
3.00%, 03/15/32(a)	81	71,192
4.45%, 03/01/33(a)	150	145,865
3.95%, 10/01/42	74	63,016
4.45%, 06/15/45	87	76,426
3.94%, 11/01/47(a)	80	65,532
4.15%, 02/28/48	87	73,718
3.40%, 11/01/49	59	43,184
3.05%, 05/15/50(a)	105	72,672
2.90%, 08/25/51(a)	74	49,176

26

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ground Transportation (continued)
Norfolk Southern Corp. (continued)
3.70%, 03/15/53(a)	$58	$44,590
4.55%, 06/01/53(a)	40	35,954
3.16%, 05/15/55	171	116,822
4.10%, 05/15/2121	50	35,261
Union Pacific Corp.
3.25%, 08/15/25(a)	87	84,506
4.75%, 02/21/26	200	202,373
2.75%, 03/01/26(a)	171	163,185
2.15%, 02/05/27(a)	57	52,775
3.95%, 09/10/28(a)	171	168,909
3.70%, 03/01/29(a)	171	165,969
2.38%, 05/20/31(a)	221	190,764
2.80%, 02/14/32(a)	64	56,196
4.50%, 01/20/33(a)	100	100,234
3.38%, 02/01/35	87	76,442
3.60%, 09/15/37	214	188,163
3.20%, 05/20/41	75	60,368
3.38%, 02/14/42	82	67,527
4.05%, 11/15/45	87	74,847
4.05%, 03/01/46	74	63,703
4.50%, 09/10/48	87	79,570
3.25%, 02/05/50	189	143,640
3.80%, 10/01/51(a)	87	72,831
2.95%, 03/10/52(a)	59	41,957
3.50%, 02/14/53(a)	89	70,391
4.95%, 05/15/53	200	202,465
3.95%, 08/15/59	135	110,259
3.84%, 03/20/60	249	201,588
3.80%, 04/06/71(a)	141	109,143
3.85%, 02/14/72	69	54,292

		9,062,446

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
3.88%, 09/15/25(a)	45	44,435
3.75%, 11/30/26(a)	243	241,249
1.15%, 01/30/28(a)	92	80,538
1.40%, 06/30/30(a)	79	65,988
4.75%, 11/30/36	384	398,886
5.30%, 05/27/40(a)	87	93,464
4.75%, 04/15/43(a)	87	88,212
Baxter International, Inc.
2.60%, 08/15/26	127	118,472
2.27%, 12/01/28(a)	309	268,540
3.95%, 04/01/30(a)	87	81,081
3.50%, 08/15/46(a)	87	60,616
3.13%, 12/01/51(a)	79	51,235
Becton Dickinson and Co.
3.36%, 06/06/24(a)	80	78,523
3.73%, 12/15/24	60	58,661
3.70%, 06/06/27(a)	279	269,558
4.69%, 02/13/28	95	95,382
2.82%, 05/20/30(a)	82	73,166
1.96%, 02/11/31	185	152,225
4.30%, 08/22/32	80	77,296
4.69%, 12/15/44(a)	107	99,546
4.67%, 06/06/47	87	81,338
3.79%, 05/20/50(a)	37	29,981
Boston Scientific Corp.
2.65%, 06/01/30(a)	171	151,088
4.55%, 03/01/39	130	122,289

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Boston Scientific Corp. (continued) 4.70%, 03/01/49(a)	$93	$88,407
Danaher Corp.
3.35%, 09/15/25(a)	75	73,384
4.38%, 09/15/45	75	69,736
2.60%, 10/01/50(a)	87	59,454
2.80%, 12/10/51(a)	140	97,649
DH Europe Finance II SARL
2.20%, 11/15/24(a)	171	164,155
2.60%, 11/15/29(a)	79	70,671
3.25%, 11/15/39	71	59,200
3.40%, 11/15/49(a)	117	92,529
GE HealthCare Technologies, Inc.(d)
5.55%, 11/15/24(a)	175	176,037
5.60%, 11/15/25	150	151,810
5.65%, 11/15/27	200	206,724
6.38%, 11/22/52	100	111,804
Koninklijke Philips NV, 5.00%, 03/15/42(a)	87	80,570
Medtronic Global Holdings SCA
4.25%, 03/30/28	35	34,944
4.50%, 03/30/33	70	70,064
Medtronic, Inc., 4.38%, 03/15/35(a)	62	61,129
MidMichigan Health, Series 2020, 3.41%, 06/01/50	47	33,898
PerkinElmer, Inc.
1.90%, 09/15/28(a)	90	76,789
2.25%, 09/15/31	219	175,361
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	216	180,779
Stryker Corp.
3.38%, 05/15/24(a)	341	334,439
3.38%, 11/01/25	100	96,422
3.50%, 03/15/26	87	84,352
4.63%, 03/15/46(a)	214	199,977
2.90%, 06/15/50(a)	87	61,538
Thermo Fisher Scientific, Inc.
4.80%, 11/21/27	65	66,512
1.75%, 10/15/28(a)	67	58,868
2.60%, 10/01/29(a)	168	151,504
2.00%, 10/15/31(a)	87	72,515
4.95%, 11/21/32	95	98,581
2.80%, 10/15/41(a)	243	184,828
4.10%, 08/15/47(a)	87	79,109
Zimmer Biomet Holdings, Inc.(a)
2.60%, 11/24/31	189	157,860
4.45%, 08/15/45	87	75,228

		6,738,596

Health Care Providers & Services — 0.8%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51(a)	73	49,305
Adventist Health System, 3.63%, 03/01/49(a)	70	51,996
Advocate Health & Hospitals Corp.
4.27%, 08/15/48(a)	80	71,515
3.39%, 10/15/49	79	59,378
Aetna, Inc.
3.50%, 11/15/24(a)	81	79,057
6.75%, 12/15/37	75	82,464
4.50%, 05/15/42(a)	87	78,115
4.75%, 03/15/44	76	69,216
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51(a)	82	55,507
Allina Health System, Series 2021, 2.90%, 11/15/51(a)	70	46,241

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
AmerisourceBergen Corp.(a)
3.45%, 12/15/27	$130	$123,081
2.80%, 05/15/30	71	62,303
2.70%, 03/15/31	87	74,600
4.25%, 03/01/45	87	73,646
Ascension Health
3.95%, 11/15/46(a)	157	136,636
Series B, 2.53%, 11/15/29(a)	53	46,617
Series B, 3.11%, 11/15/39	52	41,754
Banner Health
2.91%, 01/01/42	76	56,623
2.91%, 01/01/51(a)	78	52,782
Series 2020, 3.18%, 01/01/50	63	45,344
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	65	48,983
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	72	60,468
Baylor Scott & White Holdings
Series 2021, 1.78%, 11/15/30(a)	63	51,011
Series 2021, 2.84%, 11/15/50	203	136,898
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	86	57,434
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49	85	65,462
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30	70	63,069
Series 2018, 4.30%, 07/01/28(a)	64	62,019
Series 20-2, 3.21%, 06/01/50	60	42,474
Cardinal Health, Inc.
3.50%, 11/15/24	87	84,828
3.75%, 09/15/25(a)	87	84,387
4.60%, 03/15/43(a)	50	43,510
4.37%, 06/15/47(a)	87	72,340
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31(a)	70	59,066
Centene Corp.(a)
2.45%, 07/15/28	450	391,500
4.63%, 12/15/29	700	658,168
2.50%, 03/01/31	350	283,430
Children’s Health System of Texas, 2.51%, 08/15/50(a)	71	44,961
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47(a)	70	62,081
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50(a)	51	33,542
CHRISTUS Health, Series C, 4.34%, 07/01/28	55	53,424
CommonSpirit Health
1.55%, 10/01/25(a)	64	58,957
3.35%, 10/01/29(a)	194	174,456
2.78%, 10/01/30	78	66,263
4.19%, 10/01/49	71	58,029
6.46%, 11/01/52(a)	69	79,174
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50(a)	75	49,388
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	46	34,093
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	74	60,604
Dignity Health, 5.27%, 11/01/64	74	68,961

Security	Par (000)	Value

Health Care Providers & Services (continued)
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47(a)	$61	$52,784
Elevance Health, Inc.
3.50%, 08/15/24(a)	87	85,225
2.38%, 01/15/25	57	54,564
5.35%, 10/15/25(a)	40	40,351
1.50%, 03/15/26	170	155,109
3.65%, 12/01/27(a)	171	165,243
2.25%, 05/15/30(a)	136	116,767
2.55%, 03/15/31(a)	121	104,135
4.10%, 05/15/32(a)	61	58,304
5.50%, 10/15/32	100	105,177
4.75%, 02/15/33	120	120,603
4.63%, 05/15/42	150	140,022
5.10%, 01/15/44	155	151,661
4.65%, 08/15/44(a)	62	57,108
4.38%, 12/01/47(a)	171	152,250
4.55%, 03/01/48	130	118,359
3.13%, 05/15/50	146	105,225
3.60%, 03/15/51(a)	170	132,306
4.55%, 05/15/52	61	55,087
5.13%, 02/15/53	150	149,414
Hackensack Meridian Health, Inc.(a)
Series 2020, 2.68%, 09/01/41	69	49,332
Series 2020, 2.88%, 09/01/50	136	92,599
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	62	46,047
HCA, Inc.
5.25%, 04/15/25(a)	171	170,890
5.25%, 06/15/26(a)	171	171,155
5.38%, 09/01/26(a)	200	200,712
3.13%, 03/15/27(d)	78	72,499
5.88%, 02/01/29(a)	250	255,406
4.13%, 06/15/29	130	121,775
3.50%, 09/01/30	200	178,138
2.38%, 07/15/31	171	137,994
3.63%, 03/15/32(a)(d)	100	88,153
5.13%, 06/15/39	171	159,838
5.50%, 06/15/47	171	160,516
5.25%, 06/15/49	214	192,974
3.50%, 07/15/51(a)	155	107,017
4.63%, 03/15/52(a)(d)	100	83,029
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	70	57,888
Humana, Inc.
3.85%, 10/01/24	87	85,524
1.35%, 02/03/27	132	115,891
5.75%, 03/01/28	60	62,312
3.70%, 03/23/29(a)	62	58,331
3.13%, 08/15/29	87	78,772
2.15%, 02/03/32	81	65,663
5.88%, 03/01/33	50	53,802
4.63%, 12/01/42	171	153,819
4.95%, 10/01/44	87	81,186
4.80%, 03/15/47	70	63,623
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51(a)	87	58,945
Inova Health System Foundation, 4.07%, 05/15/52(a)	74	63,698
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	66	51,022

28

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Johns Hopkins Health System Corp., 3.84%, 05/15/46(a)	$62	$52,378
Kaiser Foundation Hospitals
3.15%, 05/01/27	87	81,937
4.15%, 05/01/47	191	168,535
Series 2019, 3.27%, 11/01/49	82	61,179
Series 2021, 2.81%, 06/01/41	101	73,912
Series 2021, 3.00%, 06/01/51	116	81,599
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	85	70,091
Series 2020, 3.19%, 07/01/49	87	64,240
Series 2020, 3.34%, 07/01/60	71	50,783
Mayo Clinic(a)
Series 2016, 4.13%, 11/15/52	75	66,047
Series 2021, 3.20%, 11/15/61	66	46,460
McKesson Corp., 1.30%, 08/15/26(a)	155	138,841
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	74	53,872
Memorial Health Services, 3.45%, 11/01/49(a)	62	47,564
Memorial Sloan-Kettering Cancer Center(a)
5.00%, 07/01/42	70	69,881
4.13%, 07/01/52	70	61,046
Methodist Hospital, Series 20A, 2.71%, 12/01/50(a)	77	51,140
Montefiore Obligated Group, 4.29%, 09/01/50(a)	64	39,811
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52	57	44,576
Mount Sinai Hospitals Group, Inc.(a)
Series 2019, 3.74%, 07/01/49	75	59,313
Series 2020, 3.39%, 07/01/50	66	47,031
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52(a)	73	69,103
New York and Presbyterian Hospital
2.26%, 08/01/40(a)	87	59,789
4.02%, 08/01/45	53	46,826
2.61%, 08/01/60(a)	87	50,903
Series 2019, 3.95%, 12/31/99	72	52,446
Northwell Healthcare, Inc.
3.98%, 11/01/46(a)	70	56,613
4.26%, 11/01/47(a)	70	59,742
3.81%, 11/01/49	57	44,574
Novant Health, Inc.
2.64%, 11/01/36	72	56,960
3.17%, 11/01/51	76	54,889
3.32%, 11/01/61(a)	76	53,916
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31(a)	70	52,389
OhioHealth Corp., 2.83%, 11/15/41	59	44,589
Orlando Health Obligated Group
4.09%, 10/01/48	29	23,962
3.33%, 10/01/50(a)	67	48,557
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	79	74,660
Series 2020, 1.38%, 11/15/25	24	21,837
Series 2020, 3.22%, 11/15/50	73	51,796
Piedmont Healthcare, Inc.(a)
2.86%, 01/01/52	66	42,754
Series 2042, 2.72%, 01/01/42	58	40,130
Presbyterian Healthcare Services, 4.88%, 08/01/52	60	59,859
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29(a)	82	70,358
Series 21A, 2.70%, 10/01/51	76	46,175

Security	Par (000)	Value

Health Care Providers & Services (continued)
Providence St Joseph Health Obligated Group (continued)
Series A, 3.93%, 10/01/48(a)	$77	$60,510
Queen’s Health Systems, 4.81%, 07/01/52(a)	67	64,869
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51(a)	63	45,583
RWJ Barnabas Health, Inc., 3.95%, 07/01/46(a)	80	66,564
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50(a)	62	41,623
Sentara Healthcare, Series 2021, 2.93%, 11/01/51	71	49,808
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	91	58,937
Stanford Health Care, Series 2018, 3.80%, 11/15/48	64	52,988
Summa Health, 3.51%, 11/15/51(a)	70	50,954
Sutter Health
Series 2018, 4.09%, 08/15/48	80	67,248
Series 20A, 2.29%, 08/15/30(a)	66	55,346
Series 20A, 3.16%, 08/15/40(a)	62	47,594
Series 20A, 3.36%, 08/15/50	59	43,094
Series 20-A, 1.32%, 08/15/25	71	65,406
Texas Health Resources, 2.33%, 11/15/50(a)	58	34,884
Trinity Health Corp.
Series 2019, 3.43%, 12/01/48(a)	73	59,396
Series 2021, 2.63%, 12/01/40	83	59,288
UnitedHealth Group, Inc.
2.38%, 08/15/24(a)	413	399,870
5.00%, 10/15/24	50	50,341
3.75%, 07/15/25(a)	171	168,913
5.15%, 10/15/25	25	25,472
1.25%, 01/15/26(a)	74	67,911
3.10%, 03/15/26(a)	87	84,099
1.15%, 05/15/26(a)	171	155,482
3.45%, 01/15/27(a)	87	84,677
3.38%, 04/15/27	171	164,664
5.25%, 02/15/28(a)	40	41,593
3.85%, 06/15/28(a)	171	167,102
4.25%, 01/15/29	140	138,967
4.00%, 05/15/29(a)	120	117,329
2.88%, 08/15/29(a)	124	113,632
2.00%, 05/15/30	79	67,531
2.30%, 05/15/31(a)	197	168,786
5.35%, 02/15/33(a)	180	191,303
4.50%, 04/15/33(a)	140	139,195
4.63%, 07/15/35(a)	97	97,437
5.80%, 03/15/36	120	130,968
6.88%, 02/15/38(a)	74	89,284
3.50%, 08/15/39(a)	111	94,466
2.75%, 05/15/40	75	56,722
5.95%, 02/15/41(a)	74	81,292
3.05%, 05/15/41(a)	216	170,255
4.63%, 11/15/41(a)	104	100,005
3.95%, 10/15/42	53	46,328
4.25%, 03/15/43	87	80,702
4.75%, 07/15/45(a)	107	104,867
4.20%, 01/15/47	130	115,900
4.25%, 04/15/47	171	152,671
3.75%, 10/15/47	87	73,012
4.45%, 12/15/48(a)	171	158,463
3.70%, 08/15/49	257	209,550
2.90%, 05/15/50(a)	221	156,539
3.25%, 05/15/51(a)	87	65,364

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
5.88%, 02/15/53	$270	$303,478
5.05%, 04/15/53	140	141,511
3.88%, 08/15/59	171	139,763
6.05%, 02/15/63(a)	110	125,240
5.20%, 04/15/63	90	91,123
Universal Health Services, Inc.
1.65%, 09/01/26	155	136,373
2.65%, 10/15/30	50	40,089
WakeMed, Series A, 3.29%, 10/01/52	66	47,091
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	60	40,405
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	80	72,036
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(a)	64	40,088

		18,968,448

Health Care Technology — 0.1%
Amazon.com, Inc.(a)
2.88%, 05/12/41	240	189,022
3.25%, 05/12/61	121	89,147
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50(a)	80	57,194
Laboratory Corp. of America Holdings
3.25%, 09/01/24(a)	171	166,630
2.30%, 12/01/24(a)	171	163,010
3.60%, 02/01/25	75	72,958
1.55%, 06/01/26	90	80,577
3.60%, 09/01/27	87	82,791
2.70%, 06/01/31(a)	49	42,136
4.70%, 02/01/45	79	70,490
Quest Diagnostics, Inc.
4.25%, 04/01/24	87	85,939
3.50%, 03/30/25	65	62,993
4.20%, 06/30/29(a)	87	85,058
2.95%, 06/30/30(a)	75	67,120
2.80%, 06/30/31(a)	71	62,078
4.70%, 03/30/45	87	78,601

		1,455,744

Hotels, Restaurants & Leisure — 0.2%
Choice Hotels International, Inc., 3.70%, 12/01/29	70	62,863
GLP Capital LP/GLP Financing II, Inc., 5.25%, 06/01/25	71	69,315
Hyatt Hotels Corp.(a)
4.38%, 09/15/28	76	72,602
6.00%, 04/23/30	87	88,359
Marriott International, Inc.
5.00%, 10/15/27	55	55,114
Series EE, 5.75%, 05/01/25(a)	106	106,716
Series FF, 4.63%, 06/15/30	171	166,018
Series GG, 3.50%, 10/15/32	171	149,865
Series R, 3.13%, 06/15/26	171	161,531
Series X, 4.00%, 04/15/28(a)	171	165,146
McDonald’s Corp.
3.25%, 06/10/24(a)	71	69,879
3.38%, 05/26/25(a)	87	85,015
3.30%, 07/01/25(a)	60	58,753
3.70%, 01/30/26(a)	171	168,065

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
McDonald’s Corp. (continued)
3.50%, 03/01/27(a)	$171	$165,717
3.50%, 07/01/27(a)	240	232,448
3.80%, 04/01/28(a)	171	167,787
4.70%, 12/09/35	79	78,866
6.30%, 03/01/38(a)	171	194,667
3.70%, 02/15/42	74	61,177
4.60%, 05/26/45	171	158,759
4.88%, 12/09/45(a)	171	165,651
4.45%, 03/01/47	87	79,666
3.63%, 09/01/49	151	120,866
4.20%, 04/01/50	88	77,608
Starbucks Corp.
3.80%, 08/15/25(a)	171	168,261
4.75%, 02/15/26	50	50,285
4.00%, 11/15/28(a)	87	84,650
3.55%, 08/15/29(a)	214	203,772
2.55%, 11/15/30	140	121,844
3.00%, 02/14/32(a)	132	117,037
4.80%, 02/15/33(a)	100	100,933
3.75%, 12/01/47	171	137,090
3.35%, 03/12/50	171	127,338
3.50%, 11/15/50	140	108,546

		4,202,209

Household Durables — 0.1%
D.R. Horton, Inc.
2.50%, 10/15/24	75	71,729
1.30%, 10/15/26	174	153,501
1.40%, 10/15/27(a)	171	147,163
Leggett & Platt, Inc.
3.80%, 11/15/24(a)	70	68,764
4.40%, 03/15/29(a)	171	165,613
3.50%, 11/15/51	105	77,761
Lennar Corp.(a)
4.75%, 05/30/25	41	40,378
4.75%, 11/29/27	141	139,514
MDC Holdings, Inc.
2.50%, 01/15/31	70	54,437
6.00%, 01/15/43	71	61,652
PulteGroup, Inc., 7.88%, 06/15/32(a)	171	197,750
Toll Brothers Finance Corp.(a)
4.88%, 11/15/25	74	72,589
4.88%, 03/15/27	75	72,741
4.35%, 02/15/28	75	70,745
Whirlpool Corp.
2.40%, 05/15/31	86	70,382
4.70%, 05/14/32(a)	70	67,177
5.50%, 03/01/33(a)	50	50,161
4.50%, 06/01/46(a)	87	71,127

		1,653,184

Household Products(a) — 0.0%
Church & Dwight Co., Inc.
2.30%, 12/15/31	171	143,486
5.60%, 11/15/32	140	150,171

		293,657

30

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Industrial Conglomerates(a) — 0.0%
General Electric Co., Series A, 6.75%, 03/15/32	$200	$227,032
Pentair Finance SARL, 5.90%, 07/15/32	100	103,524

		330,556

Insurance — 0.7%
Aflac, Inc.
1.13%, 03/15/26(a)	171	154,903
2.88%, 10/15/26	130	122,390
4.75%, 01/15/49(a)	87	81,375
Alleghany Corp.
3.63%, 05/15/30(a)	121	113,952
3.25%, 08/15/51	171	124,377
Allstate Corp.
3.28%, 12/15/26(a)	130	123,364
5.25%, 03/30/33(a)	20	20,221
5.55%, 05/09/35(a)	160	165,857
4.50%, 06/15/43	53	47,950
3.85%, 08/10/49	71	56,802
American Financial Group, Inc., 4.50%, 06/15/47	130	109,316
American International Group, Inc.
2.50%, 06/30/25	114	107,842
3.90%, 04/01/26	120	116,729
5.13%, 03/27/33	70	69,580
4.80%, 07/10/45(a)	130	118,087
4.75%, 04/01/48	171	153,478
4.38%, 06/30/50(a)	87	74,297
Aon Corp.
4.50%, 12/15/28	171	167,558
3.75%, 05/02/29(a)	171	163,413
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27(a)	55	51,068
2.05%, 08/23/31(a)	87	70,248
2.60%, 12/02/31	59	49,503
5.00%, 09/12/32	270	271,181
5.35%, 02/28/33	25	25,895
3.90%, 02/28/52	81	65,321
Aon Global Ltd.
3.50%, 06/14/24	171	167,821
3.88%, 12/15/25(a)	104	101,436
4.60%, 06/14/44	87	77,403
4.75%, 05/15/45(a)	87	78,618
Arch Capital Finance LLC, 4.01%, 12/15/26	171	166,510
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	66	61,894
Arthur J Gallagher & Co.
2.40%, 11/09/31(a)	87	70,657
3.50%, 05/20/51	87	62,555
Arthur J Gallagher and Co., 5.75%, 03/02/53	16	16,038
Assured Guaranty U.S. Holdings, Inc., 5.00%, 07/01/24(a)	82	81,829
Athene Holding Ltd.
6.15%, 04/03/30(a)	100	100,339
6.65%, 02/01/33	100	101,500
3.95%, 05/25/51(a)	66	45,389
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27	133	125,922
1.85%, 03/12/30(a)	87	74,717
1.45%, 10/15/30(a)	155	127,210
4.40%, 05/15/42	74	70,785
4.30%, 05/15/43	87	80,317
4.25%, 01/15/49(a)	171	157,623
2.85%, 10/15/50(a)	171	120,612

Security	Par (000)	Value

Insurance (continued)
Berkshire Hathaway Finance Corp. (continued)
2.50%, 01/15/51(a)	$132	$84,938
3.85%, 03/15/52(a)	400	334,479
Berkshire Hathaway, Inc., 3.13%, 03/15/26(a)	240	233,730
Brighthouse Financial, Inc.
5.63%, 05/15/30(a)	71	68,567
4.70%, 06/22/47	103	75,244
Brown & Brown, Inc.
2.38%, 03/15/31	171	136,679
4.95%, 03/17/52	65	55,550
Chubb Corp.
6.00%, 05/11/37	50	55,311
Series 1, 6.50%, 05/15/38	74	85,470
Chubb INA Holdings, Inc.
3.35%, 05/15/24(a)	87	85,565
3.15%, 03/15/25(a)	171	166,816
3.35%, 05/03/26(a)	138	133,467
1.38%, 09/15/30(a)	346	279,865
4.15%, 03/13/43(a)	53	46,128
2.85%, 12/15/51(a)	87	61,346
3.05%, 12/15/61	59	39,773
CNA Financial Corp.
4.50%, 03/01/26	62	61,381
3.90%, 05/01/29(a)	87	82,130
Corebridge Financial, Inc.(d)
3.50%, 04/04/25(a)	75	72,044
3.65%, 04/05/27(a)	75	70,263
3.85%, 04/05/29(a)	175	159,679
3.90%, 04/05/32	75	64,900
4.35%, 04/05/42	75	61,669
4.40%, 04/05/52	75	58,668
Enstar Group Ltd., 3.10%, 09/01/31	124	95,510
Equitable Holdings, Inc.
4.35%, 04/20/28(a)	171	164,239
5.59%, 01/11/33	150	147,436
5.00%, 04/20/48(a)	130	111,617
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	87	63,140
3.13%, 10/15/52	155	104,565
F&G Annuities and Life, Inc., 7.40%, 01/13/28(d)	50	50,305
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30(a)	171	161,208
Fidelity National Financial, Inc.(a)
3.40%, 06/15/30	87	76,120
3.20%, 09/17/51	58	36,206
First American Financial Corp.
4.60%, 11/15/24	70	68,956
2.40%, 08/15/31	78	60,297
Globe Life, Inc., 2.15%, 08/15/30(a)	40	32,521
Hanover Insurance Group, Inc.
4.50%, 04/15/26(a)	104	102,770
2.50%, 09/01/30	87	69,448
Hartford Financial Services Group, Inc.(a)
2.80%, 08/19/29	87	76,577
5.95%, 10/15/36	100	105,076
6.10%, 10/01/41	74	76,379
2.90%, 09/15/51	71	47,735
Jackson Financial, Inc., 3.13%, 11/23/31	171	140,920
Kemper Corp., 3.80%, 02/23/32(a)	74	63,725
Lincoln National Corp.
3.35%, 03/09/25	65	61,742
3.80%, 03/01/28(a)	57	51,409

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Lincoln National Corp. (continued)
6.30%, 10/09/37(a)	$87	$85,665
4.35%, 03/01/48	70	53,418
4.38%, 06/15/50(a)	87	65,735
Loews Corp.(a)
3.75%, 04/01/26	87	84,776
3.20%, 05/15/30	114	102,602
Manulife Financial Corp.
4.15%, 03/04/26(a)	87	85,634
2.48%, 05/19/27(a)	171	157,573
3.70%, 03/16/32(a)	67	61,612
5.38%, 03/04/46(a)	71	71,489
(5 year USD ICE Swap + 1.65%), 4.06%, 02/24/32(b)	87	82,713
Markel Corp.
3.35%, 09/17/29(a)	82	74,043
4.30%, 11/01/47	130	106,767
4.15%, 09/17/50	87	69,257
3.45%, 05/07/52	75	52,853
Marsh & McLennan Cos., Inc.
3.50%, 06/03/24	171	167,704
3.50%, 03/10/25(a)	87	84,731
3.75%, 03/14/26	171	167,265
4.38%, 03/15/29(a)	171	169,460
2.25%, 11/15/30(a)	59	49,794
2.38%, 12/15/31	65	53,786
5.75%, 11/01/32(a)	50	53,671
4.35%, 01/30/47	87	75,284
4.20%, 03/01/48(a)	87	74,647
4.90%, 03/15/49	171	163,185
2.90%, 12/15/51	52	35,321
6.25%, 11/01/52(a)	25	28,139
MetLife, Inc.
3.00%, 03/01/25(a)	283	273,742
4.55%, 03/23/30(a)	171	168,937
6.38%, 06/15/34(a)	307	342,604
5.88%, 02/06/41	100	104,053
4.13%, 08/13/42(a)	75	62,775
4.05%, 03/01/45(a)	87	72,848
4.60%, 05/13/46	200	178,713
5.00%, 07/15/52	60	56,133
5.25%, 01/15/54	100	97,351
Old Republic International Corp.
4.88%, 10/01/24	87	85,814
3.85%, 06/11/51	70	52,420
Primerica, Inc., 2.80%, 11/19/31(a)	74	62,125
Principal Financial Group, Inc.
3.40%, 05/15/25(a)	87	84,443
3.10%, 11/15/26(a)	171	163,352
3.70%, 05/15/29(a)	100	93,910
5.38%, 03/15/33	40	40,023
4.63%, 09/15/42(a)	50	43,597
4.30%, 11/15/46(a)	87	70,493
5.50%, 03/15/53(a)	45	43,022
Progressive Corp.
2.45%, 01/15/27(a)	87	80,763
2.50%, 03/15/27(a)	66	60,845
4.00%, 03/01/29(a)	75	73,439
3.00%, 03/15/32(a)	145	129,553
4.35%, 04/25/44	74	65,861

Security	Par (000)	Value

Insurance (continued)
Progressive Corp. (continued)
3.70%, 01/26/45	$70	$56,543
4.13%, 04/15/47	87	76,508
4.20%, 03/15/48	87	75,739
3.70%, 03/15/52	60	47,912
Prudential Financial, Inc.
1.50%, 03/10/26(a)	171	155,966
3.88%, 03/27/28	120	116,206
3.00%, 03/10/40	171	129,407
4.60%, 05/15/44(a)	87	79,463
3.91%, 12/07/47	87	68,838
3.94%, 12/07/49	156	123,392
4.35%, 02/25/50(a)	171	146,327
(3 mo. LIBOR US + 2.67%), 5.70%, 09/15/48(b)	171	159,458
(3 mo. LIBOR US + 3.04%), 5.20%, 03/15/44(b)	62	58,900
(5 year CMT + 3.04%), 3.70%, 10/01/50(a)(b)	71	57,834
(5 year CMT + 3.16%), 5.13%, 03/01/52(a)(b)	107	94,277
Prudential Funding Asia PLC(a)
3.13%, 04/14/30	171	150,512
3.63%, 03/24/32	87	79,132
Reinsurance Group of America, Inc., 3.90%, 05/15/29(a)	82	77,302
Travelers Cos., Inc.
6.75%, 06/20/36	87	101,650
6.25%, 06/15/37	87	98,643
4.60%, 08/01/43	148	137,847
4.30%, 08/25/45(a)	87	78,808
4.00%, 05/30/47	87	74,590
4.10%, 03/04/49	87	75,169
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	74	84,536
Trinity Acquisition PLC, 4.40%, 03/15/26	87	85,373
Unum Group
4.00%, 06/15/29(a)	71	66,205
5.75%, 08/15/42	87	79,732
4.50%, 12/15/49	37	27,106
4.13%, 06/15/51(a)	75	53,547
Voya Financial, Inc.
3.65%, 06/15/26	62	59,277
5.70%, 07/15/43	87	85,913
W.R. Berkley Corp.
4.00%, 05/12/50	87	70,105
3.55%, 03/30/52	87	63,691
Willis North America, Inc.
4.65%, 06/15/27(a)	71	69,863
4.50%, 09/15/28	257	248,680
3.88%, 09/15/49	100	74,944

		17,228,780

Interactive Media & Services — 0.1%
Alphabet, Inc.
0.45%, 08/15/25	62	56,867
2.00%, 08/15/26(a)	427	399,958
0.80%, 08/15/27(a)	93	81,554
1.10%, 08/15/30(a)	112	91,687
1.90%, 08/15/40(a)	159	111,448
2.05%, 08/15/50(a)	140	88,986
2.25%, 08/15/60(a)	257	158,437
eBay, Inc.
1.90%, 03/11/25	171	161,689
1.40%, 05/10/26(a)	70	63,596

32

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Interactive Media & Services (continued)
eBay, Inc. (continued)
3.60%, 06/05/27(a)	$171	$163,164
2.70%, 03/11/30(a)	171	149,852
2.60%, 05/10/31	201	170,796
3.65%, 05/10/51	87	65,185
JD.com, Inc., 3.38%, 01/14/30	200	180,875
Meta Platforms, Inc.
3.50%, 08/15/27	500	482,907
3.85%, 08/15/32	415	388,290
4.45%, 08/15/52(a)	140	123,164
4.65%, 08/15/62	200	176,661

		3,115,116

Internet Software & Services — 0.0%
Booking Holdings, Inc.(a)
3.60%, 06/01/26	257	250,645
4.63%, 04/13/30	171	170,891
Expedia Group, Inc.
5.00%, 02/15/26(a)	87	86,603
3.80%, 02/15/28	130	123,105
3.25%, 02/15/30(a)	142	123,057
2.95%, 03/15/31(a)	54	45,060
VeriSign, Inc.
5.25%, 04/01/25	171	170,834
4.75%, 07/15/27(a)	171	170,570

		1,140,765

IT Services — 0.3%
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26	69	65,933
2.90%, 12/01/29	87	76,128
2.60%, 05/01/31(a)	79	66,106
CGI, Inc.(a)
1.45%, 09/14/26	87	78,109
2.30%, 09/14/31	87	68,711
DXC Technology Co.(a)
1.80%, 09/15/26	104	91,222
2.38%, 09/15/28	71	60,088
Fidelity National Information Services, Inc.
4.50%, 07/15/25(a)	100	98,844
1.15%, 03/01/26	103	91,642
4.70%, 07/15/27(a)	325	319,934
1.65%, 03/01/28(a)	118	100,894
2.25%, 03/01/31(a)	96	76,760
5.10%, 07/15/32(a)	100	97,362
3.10%, 03/01/41(a)	89	62,204
5.63%, 07/15/52	20	19,191
Fiserv, Inc.
2.75%, 07/01/24(a)	362	351,239
2.25%, 06/01/27(a)	307	277,848
5.45%, 03/02/28	60	61,282
4.20%, 10/01/28	171	165,912
3.50%, 07/01/29(a)	281	260,820
2.65%, 06/01/30	164	141,577
5.60%, 03/02/33	40	41,485
4.40%, 07/01/49	153	130,720
Genpact Luxembourg SARL, 3.38%, 12/01/24	171	164,272
International Business Machines Corp.
3.00%, 05/15/24	341	334,689
3.45%, 02/19/26(a)	250	243,033
3.30%, 05/15/26(a)	257	247,873

Security	Par (000)	Value

IT Services (continued)
International Business Machines Corp. (continued)
1.70%, 05/15/27(a)	$289	$258,455
4.15%, 07/27/27(a)	100	98,908
3.50%, 05/15/29	381	357,923
1.95%, 05/15/30(a)	121	101,091
2.72%, 02/09/32(a)	180	155,187
4.40%, 07/27/32(a)	100	97,395
5.88%, 11/29/32(a)	87	94,721
2.85%, 05/15/40	345	254,393
4.00%, 06/20/42(a)	148	125,965
4.25%, 05/15/49(a)	330	283,805
2.95%, 05/15/50(a)	116	78,278
Kyndryl Holdings, Inc., 4.10%, 10/15/41	171	114,441
Leidos, Inc., 2.30%, 02/15/31	130	105,486
Verisk Analytics, Inc.
4.00%, 06/15/25(a)	87	84,933
4.13%, 03/15/29(a)	87	83,184
5.75%, 04/01/33	55	57,737
3.63%, 05/15/50	58	42,452

		6,188,232

Leisure Products — 0.0%
Hasbro, Inc.
3.00%, 11/19/24	87	83,897
3.55%, 11/19/26	75	70,507
3.90%, 11/19/29	75	68,280
6.35%, 03/15/40(a)	87	87,886
5.10%, 05/15/44(a)	60	52,385

		362,955

Life Sciences Tools & Services(a) — 0.0%
Agilent Technologies, Inc.
2.75%, 09/15/29	111	99,302
2.30%, 03/12/31	118	98,902

		198,204

Machinery — 0.3%
Brunswick Corp.
2.40%, 08/18/31	66	50,078
5.10%, 04/01/52	71	52,260
Caterpillar Financial Services Corp.
2.85%, 05/17/24	341	334,147
3.30%, 06/09/24	87	85,554
2.15%, 11/08/24(a)	376	362,273
4.90%, 01/17/25(a)	340	341,908
3.65%, 08/12/25	100	98,192
0.80%, 11/13/25(a)	171	156,028
1.15%, 09/14/26(a)	155	139,352
1.70%, 01/08/27(a)	87	79,537
3.60%, 08/12/27	100	97,844
Caterpillar, Inc.
3.40%, 05/15/24(a)	87	86,016
2.60%, 09/19/29(a)	70	63,882
2.60%, 04/09/30(a)	87	77,927
1.90%, 03/12/31	157	131,883
5.20%, 05/27/41(a)	206	218,601
3.25%, 09/19/49	171	135,961
3.25%, 04/09/50(a)	171	135,814
CNH Industrial Capital LLC
3.95%, 05/23/25	69	67,195
5.45%, 10/14/25(a)	100	101,116
1.88%, 01/15/26	171	157,531

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
CNH Industrial Capital LLC (continued)
1.45%, 07/15/26(a)	$78	$69,845
Deere & Co.
2.75%, 04/15/25	171	165,799
3.10%, 04/15/30(a)	87	80,195
3.90%, 06/09/42(a)	96	88,158
2.88%, 09/07/49(a)	68	51,241
Dover Corp.
3.15%, 11/15/25	87	84,029
2.95%, 11/04/29(a)	60	53,545
Flowserve Corp., 2.80%, 01/15/32	70	55,530
Fortive Corp., 3.15%, 06/15/26(a)	87	82,892
IDEX Corp., 2.63%, 06/15/31	67	56,514
John Deere Capital Corp.
0.45%, 06/07/24	72	68,559
0.63%, 09/10/24	57	53,951
4.55%, 10/11/24(a)	40	40,007
2.05%, 01/09/25(a)	171	164,619
1.25%, 01/10/25(a)	87	82,363
3.40%, 06/06/25	35	34,295
4.05%, 09/08/25(a)	85	84,458
4.80%, 01/09/26	50	50,764
0.70%, 01/15/26(a)	155	140,666
2.25%, 09/14/26(a)	87	81,216
1.30%, 10/13/26(a)	90	81,250
1.70%, 01/11/27	257	233,473
4.15%, 09/15/27(a)	100	99,473
3.05%, 01/06/28(a)	75	71,266
4.75%, 01/20/28	50	51,050
1.50%, 03/06/28(a)	87	76,398
3.35%, 04/18/29(a)	61	57,759
2.80%, 07/18/29(a)	110	100,504
4.85%, 10/11/29(a)	50	51,628
2.45%, 01/09/30(a)	75	66,697
1.45%, 01/15/31(a)	155	124,732
4.35%, 09/15/32	100	99,818
Kennametal, Inc., 2.80%, 03/01/31(a)	55	45,147
nVent Finance SARL, 2.75%, 11/15/31	65	52,655
Otis Worldwide Corp.
2.06%, 04/05/25(a)	90	84,962
2.57%, 02/15/30	171	149,954
3.11%, 02/15/40(a)	171	132,626
3.36%, 02/15/50(a)	69	51,205
Snap-on, Inc., 3.10%, 05/01/50	171	130,214
Stanley Black & Decker, Inc.
6.00%, 03/06/28	100	103,065
4.25%, 11/15/28(a)	171	165,128
2.30%, 03/15/30(a)	71	58,923
3.00%, 05/15/32(a)	76	63,714
4.85%, 11/15/48(a)	87	73,987
2.75%, 11/15/50	75	44,466
(5 year CMT + 2.66%), 4.00%, 03/15/60(a)(b)	104	81,944
Valmont Industries, Inc., 5.00%, 10/01/44(a)	171	152,538
Westinghouse Air Brake Technologies Corp.(a)
3.20%, 06/15/25	87	83,053
4.95%, 09/15/28	87	85,321
Xylem, Inc., 4.38%, 11/01/46	87	75,670

		7,310,365

Security	Par (000)	Value

Media — 0.9%
Bell Telephone Co. of Canada or Bell Canada
4.30%, 07/29/49	$67	$57,417
3.65%, 08/15/52	67	51,786
Series US-5, 2.15%, 02/15/32(a)	87	71,219
Series US-6, 3.20%, 02/15/52(a)	86	60,333
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25(a)	330	326,707
3.75%, 02/15/28(a)	87	80,787
2.25%, 01/15/29	86	71,724
5.05%, 03/30/29	171	164,993
2.80%, 04/01/31(a)	141	113,500
4.40%, 04/01/33(a)	100	88,741
6.38%, 10/23/35(a)	87	86,671
5.38%, 04/01/38	171	149,072
3.50%, 06/01/41(a)	171	117,349
3.50%, 03/01/42	87	58,782
6.48%, 10/23/45	257	243,481
5.38%, 05/01/47	257	212,037
5.75%, 04/01/48	120	103,558
5.13%, 07/01/49	171	135,357
4.80%, 03/01/50	324	246,951
3.70%, 04/01/51	104	66,558
3.90%, 06/01/52(a)	275	181,782
5.25%, 04/01/53(a)	238	192,883
6.83%, 10/23/55	87	84,525
3.85%, 04/01/61(a)	253	157,742
4.40%, 12/01/61	121	82,677
3.95%, 06/30/62(a)	100	63,363
Comcast Corp.
3.70%, 04/15/24(a)	171	168,960
3.95%, 10/15/25(a)	214	211,589
3.15%, 03/01/26(a)	300	290,919
2.35%, 01/15/27(a)	148	137,859
3.30%, 02/01/27(a)	171	164,919
3.30%, 04/01/27	341	327,705
5.35%, 11/15/27(a)	90	93,706
3.15%, 02/15/28(a)	214	203,084
3.55%, 05/01/28(a)	171	164,333
4.15%, 10/15/28	379	374,916
2.65%, 02/01/30	163	145,205
3.40%, 04/01/30(a)	182	170,158
4.25%, 10/15/30	171	167,585
1.95%, 01/15/31(a)	146	121,485
1.50%, 02/15/31(a)	281	225,638
5.50%, 11/15/32(a)	100	106,638
4.25%, 01/15/33	112	109,089
4.65%, 02/15/33(a)	160	160,815
4.20%, 08/15/34(a)	382	365,710
4.40%, 08/15/35	87	84,171
3.20%, 07/15/36	87	73,295
3.90%, 03/01/38(a)	87	77,873
4.60%, 10/15/38	130	125,862
3.25%, 11/01/39	171	138,792
3.75%, 04/01/40	171	146,786
4.65%, 07/15/42(a)	100	95,086
4.75%, 03/01/44	67	63,383
3.40%, 07/15/46(a)	87	67,472
4.00%, 08/15/47	87	73,705
3.97%, 11/01/47(a)	257	216,040
4.00%, 03/01/48(a)	87	73,610

34

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Comcast Corp. (continued)
4.70%, 10/15/48	$214	$202,606
4.00%, 11/01/49	216	181,336
2.80%, 01/15/51(a)	149	100,623
2.89%, 11/01/51(a)	505	344,763
2.45%, 08/15/52(a)	291	181,820
2.94%, 11/01/56	507	337,486
4.95%, 10/15/58(a)	171	165,640
2.99%, 11/01/63(a)	301	195,163
Discovery Communications LLC
3.90%, 11/15/24(a)	87	84,548
3.45%, 03/15/25	171	164,214
4.90%, 03/11/26	58	57,560
3.95%, 03/20/28	108	101,259
5.00%, 09/20/37(a)	87	76,744
5.20%, 09/20/47	146	120,957
5.30%, 05/15/49	87	72,550
4.65%, 05/15/50	171	130,798
4.00%, 09/15/55	263	174,410
FactSet Research Systems, Inc.(a)
2.90%, 03/01/27	75	69,647
3.45%, 03/01/32	70	61,022
Fox Corp.(a)
4.71%, 01/25/29	171	169,494
3.50%, 04/08/30	200	182,831
5.58%, 01/25/49	171	163,394
Grupo Televisa SAB(a)
6.63%, 01/15/40	87	92,209
5.00%, 05/13/45	200	177,000
Interpublic Group of Cos., Inc.
4.75%, 03/30/30(a)	171	167,916
3.38%, 03/01/41	71	53,405
NBCUniversal Media LLC
5.95%, 04/01/41(a)	109	118,266
4.45%, 01/15/43	72	65,784
Paramount Global
4.00%, 01/15/26(a)	257	248,544
3.38%, 02/15/28(a)	87	78,825
3.70%, 06/01/28	87	79,011
4.95%, 01/15/31(a)	171	157,768
4.20%, 05/19/32(a)	171	146,678
6.88%, 04/30/36(a)	87	88,410
4.85%, 07/01/42	82	62,801
4.38%, 03/15/43	184	130,752
5.85%, 09/01/43(a)	189	163,354
4.95%, 05/19/50(a)	171	127,990
TCI Communications, Inc., 7.88%, 02/15/26	87	94,867
TELUS Corp.
3.40%, 05/13/32	90	78,816
4.60%, 11/16/48(a)	70	62,239
4.30%, 06/15/49	87	73,148
Thomson Reuters Corp.
3.35%, 05/15/26	74	70,815
5.65%, 11/23/43(a)	171	164,489
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33(a)	87	99,068
Time Warner Cable LLC
6.55%, 05/01/37	112	110,398
6.75%, 06/15/39	199	196,004
5.88%, 11/15/40	87	78,851

Security	Par (000)	Value

Media (continued)
Time Warner Cable LLC (continued)
5.50%, 09/01/41(a)	$300	$259,213
4.50%, 09/15/42(a)	87	66,812
TWDC Enterprises 18 Corp.
3.15%, 09/17/25(a)	58	56,081
3.00%, 02/13/26(a)	70	67,657
1.85%, 07/30/26	171	157,866
2.95%, 06/15/27(a)	130	123,490
4.13%, 06/01/44(a)	87	78,460
3.00%, 07/30/46(a)	75	55,108
Series E, 4.13%, 12/01/41	87	78,537
Walt Disney Co.
1.75%, 08/30/24	427	410,996
3.70%, 09/15/24	87	85,895
3.35%, 03/24/25(a)	223	219,027
3.70%, 10/15/25	144	141,665
1.75%, 01/13/26(a)	104	97,480
3.38%, 11/15/26	257	249,515
2.20%, 01/13/28(a)	171	157,051
2.00%, 09/01/29(a)	387	335,889
3.80%, 03/22/30(a)	171	164,861
2.65%, 01/13/31(a)	144	127,234
6.20%, 12/15/34(a)	62	70,359
6.40%, 12/15/35	131	150,648
6.65%, 11/15/37	214	253,927
4.63%, 03/23/40(a)	171	167,080
3.50%, 05/13/40(a)	275	233,765
4.75%, 09/15/44(a)	87	84,684
4.95%, 10/15/45	15	14,865
2.75%, 09/01/49(a)	171	118,927
4.70%, 03/23/50(a)	223	218,004
3.60%, 01/13/51	190	154,380
3.80%, 05/13/60(a)	71	58,291
Warnermedia Holdings, Inc.(d)
3.64%, 03/15/25	507	489,730
4.05%, 03/15/29(a)	168	156,262
4.28%, 03/15/32(a)	453	404,437
5.05%, 03/15/42	400	334,574
5.14%, 03/15/52(a)	786	636,843
5.39%, 03/15/62	100	80,832
WPP Finance 2010, 3.75%, 09/19/24	87	84,916

		21,188,017

Metals & Mining — 0.2%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30(a)	200	173,663
ArcelorMittal SA
4.55%, 03/11/26	87	85,303
6.55%, 11/29/27	50	51,998
4.25%, 07/16/29(a)	75	71,100
6.80%, 11/29/32	50	52,448
7.00%, 10/15/39(a)	79	83,010
6.75%, 03/01/41	100	101,361
Barrick North America Finance LLC
5.70%, 05/30/41	87	91,305
5.75%, 05/01/43	87	91,612
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39(a)	87	93,040
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	60	60,404
4.75%, 02/28/28	60	60,726

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metals & Mining (continued)
BHP Billiton Finance USA Ltd. (continued)
4.90%, 02/28/33(a)	$35	$35,708
4.13%, 02/24/42	87	78,702
5.00%, 09/30/43(a)	200	202,556
Freeport-McMoRan, Inc.
4.55%, 11/14/24(a)	87	86,511
5.00%, 09/01/27	71	69,458
4.13%, 03/01/28	87	81,916
4.38%, 08/01/28	71	66,559
5.25%, 09/01/29(a)	71	69,619
4.25%, 03/01/30(a)	71	65,683
4.63%, 08/01/30(a)	103	97,288
5.40%, 11/14/34(a)	87	85,258
5.45%, 03/15/43(a)	156	145,920
Newmont Corp.
2.80%, 10/01/29(a)	185	163,591
2.25%, 10/01/30(a)	87	73,086
5.88%, 04/01/35	87	91,839
4.88%, 03/15/42(a)	223	213,085
Nucor Corp.
3.95%, 05/23/25	75	73,792
4.30%, 05/23/27	79	77,562
3.95%, 05/01/28	171	164,530
2.70%, 06/01/30(a)	171	149,789
2.98%, 12/15/55	87	57,900
Precision Castparts Corp., 4.38%, 06/15/45	87	80,168
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28(a)	171	192,661
5.20%, 11/02/40	62	63,805
2.75%, 11/02/51(a)	216	148,907
Rio Tinto Finance USA PLC
5.00%, 03/09/33(a)	65	66,850
4.75%, 03/22/42	62	60,440
4.13%, 08/21/42(a)	87	78,353
5.13%, 03/09/53	70	72,089
Southern Copper Corp.
3.88%, 04/23/25(a)	130	125,678
6.75%, 04/16/40	80	88,962
5.88%, 04/23/45(a)	277	286,044
Steel Dynamics, Inc.
2.80%, 12/15/24	30	28,686
2.40%, 06/15/25	45	42,446
1.65%, 10/15/27	87	74,662
3.45%, 04/15/30	90	81,870
3.25%, 01/15/31	72	64,091
3.25%, 10/15/50(a)	44	30,716
Teck Resources Ltd.
6.13%, 10/01/35	70	72,345
6.25%, 07/15/41	70	71,955
Timken Co.
4.50%, 12/15/28	87	84,858
4.13%, 04/01/32	75	69,667
Vale Overseas Ltd.
6.25%, 08/10/26(a)	171	175,254
3.75%, 07/08/30(a)	171	152,660
6.88%, 11/10/39	100	103,706
Vale SA, 5.63%, 09/11/42(a)	171	166,662

		5,649,857

Security	Par (000)	Value

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Prologis LP
3.25%, 06/30/26(a)	$87	$83,667
2.88%, 11/15/29(a)	93	82,926
1.75%, 07/01/30	82	66,560
1.75%, 02/01/31	64	51,740

		284,893

Multi-Utilities — 0.1%
Atmos Energy Corp.
2.63%, 09/15/29(a)	74	66,230
1.50%, 01/15/31(a)	171	136,497
4.15%, 01/15/43	74	65,436
4.30%, 10/01/48	87	77,171
4.13%, 03/15/49	107	91,938
3.38%, 09/15/49	110	83,828
5.75%, 10/15/52(a)	50	54,527
CenterPoint Energy Resources Corp.
5.25%, 03/01/28	100	102,523
1.75%, 10/01/30	91	73,560
4.40%, 07/01/32(a)	100	97,120
5.40%, 03/01/33	100	103,404
5.85%, 01/15/41(a)	87	91,026
Eastern Energy Gas Holdings LLC(a)
3.60%, 12/15/24	59	57,422
Series A, 2.50%, 11/15/24	87	83,815
National Fuel Gas Co., 2.95%, 03/01/31	87	69,904
NiSource, Inc.
0.95%, 08/15/25(a)	149	135,552
3.49%, 05/15/27(a)	171	162,104
1.70%, 02/15/31(a)	79	62,534
5.95%, 06/15/41(a)	56	58,639
5.25%, 02/15/43	75	74,517
4.80%, 02/15/44(a)	87	80,167
5.65%, 02/01/45(a)	87	89,859
4.38%, 05/15/47(a)	87	75,594
3.95%, 03/30/48	87	70,224
5.00%, 06/15/52	50	47,517
ONE Gas, Inc., 4.66%, 02/01/44(a)	87	79,785
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	87	72,582
3.35%, 06/01/50	71	50,156
Southern California Gas Co.
2.95%, 04/15/27(a)	110	103,021
6.35%, 11/15/52	20	23,033
Series TT, 2.60%, 06/15/26(a)	214	201,048
Series UU, 4.13%, 06/01/48	87	72,535
Series XX, 2.55%, 02/01/30	171	149,339
Southern Co. Gas Capital Corp.
3.95%, 10/01/46(a)	130	100,712
Series 20-A, 1.75%, 01/15/31	87	69,315
Southwest Gas Corp.
5.80%, 12/01/27	100	103,111
2.20%, 06/15/30	171	141,110
4.05%, 03/15/32	75	68,963
Washington Gas Light Co., 3.65%, 09/15/49	87	66,526

		3,412,344

Offshore Drilling & Other Services — 0.1%
Applied Materials, Inc.
3.90%, 10/01/25(a)	57	56,244
3.30%, 04/01/27(a)	171	165,086
1.75%, 06/01/30(a)	72	60,477

36

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Offshore Drilling & Other Services (continued)
Applied Materials, Inc. (continued)
5.85%, 06/15/41(a)	$75	$83,487
4.35%, 04/01/47	130	122,204
2.75%, 06/01/50(a)	87	62,114
KLA Corp.
4.65%, 11/01/24	23	22,945
4.10%, 03/15/29(a)	87	85,640
4.65%, 07/15/32(a)	50	50,485
3.30%, 03/01/50	184	140,649
4.95%, 07/15/52(a)	90	89,205
5.25%, 07/15/62(a)	75	75,924
Lam Research Corp.
3.80%, 03/15/25(a)	80	78,599
1.90%, 06/15/30	141	118,812
4.88%, 03/15/49(a)	171	169,354
2.88%, 06/15/50(a)	76	53,634

		1,434,859

Oil, Gas & Consumable Fuels — 1.8%
Boardwalk Pipelines LP
4.80%, 05/03/29	87	85,241
3.60%, 09/01/32(a)	200	171,970
BP Capital Markets America, Inc.
3.80%, 09/21/25(a)	171	169,634
3.41%, 02/11/26(a)	341	332,272
3.12%, 05/04/26	62	59,655
3.02%, 01/16/27(a)	77	73,137
3.54%, 04/06/27(a)	171	165,823
3.94%, 09/21/28(a)	87	85,140
4.23%, 11/06/28(a)	171	169,437
3.63%, 04/06/30	171	162,288
1.75%, 08/10/30(a)	90	74,477
2.72%, 01/12/32(a)	87	75,858
4.81%, 02/13/33(a)	50	50,768
3.06%, 06/17/41(a)	70	54,111
3.00%, 02/24/50	171	121,029
2.77%, 11/10/50(a)	141	95,409
2.94%, 06/04/51(a)	250	173,348
3.00%, 03/17/52(a)	87	61,333
3.38%, 02/08/61	223	161,119
BP Capital Markets PLC(a)
3.28%, 09/19/27	87	83,724
3.72%, 11/28/28	171	165,501
Canadian Natural Resources Ltd.(a)
3.80%, 04/15/24	214	210,391
3.90%, 02/01/25	87	85,196
3.85%, 06/01/27	87	83,328
2.95%, 07/15/30	87	75,552
6.25%, 03/15/38	75	78,395
4.95%, 06/01/47	100	90,373
Cenovus Energy, Inc.
2.65%, 01/15/32	74	61,068
5.25%, 06/15/37	139	131,282
6.80%, 09/15/37(a)	87	92,586
5.40%, 06/15/47	87	80,882
3.75%, 02/15/52(a)	66	48,023
Cheniere Corpus Christi Holdings LLC(a)
5.13%, 06/30/27	257	257,195
3.70%, 11/15/29	87	80,080
2.74%, 12/31/39	87	71,791

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP
4.00%, 03/01/31	$150	$133,491
3.25%, 01/31/32(a)	200	165,224
Chevron Corp.
1.55%, 05/11/25	546	514,882
3.33%, 11/17/25(a)	87	85,327
2.95%, 05/16/26	214	206,062
2.00%, 05/11/27(a)	90	82,434
2.24%, 05/11/30(a)	163	144,122
3.08%, 05/11/50	69	52,224
Chevron USA, Inc.
0.69%, 08/12/25	132	121,129
1.02%, 08/12/27(a)	114	100,391
3.85%, 01/15/28(a)	257	253,597
2.34%, 08/12/50(a)	87	57,172
CNOOC Finance 2014 ULC, Series 2014, 4.25%, 04/30/24(a)	605	600,099
CNOOC Finance 2015 USA LLC, Series 2015, 3.50%, 05/05/25(a)	500	486,031
CNOOC Petroleum North America ULC
7.88%, 03/15/32	324	393,619
6.40%, 05/15/37(a)	71	78,596
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	87	85,885
ConocoPhillips, 6.50%, 02/01/39	100	116,214
ConocoPhillips Co.
2.40%, 03/07/25	80	76,776
3.76%, 03/15/42	370	314,469
4.30%, 11/15/44(a)	171	153,842
3.80%, 03/15/52(a)	62	51,273
4.03%, 03/15/62(a)	200	163,811
Continental Resources, Inc.
3.80%, 06/01/24(a)	121	118,559
4.38%, 01/15/28	121	114,067
4.90%, 06/01/44	87	67,359
Coterra Energy, Inc., 4.38%, 03/15/29	171	162,570
Devon Energy Corp.
5.85%, 12/15/25(a)	87	88,398
5.88%, 06/15/28	112	114,087
5.60%, 07/15/41(a)	87	83,328
4.75%, 05/15/42(a)	231	201,039
5.00%, 06/15/45(a)	87	77,304
Diamondback Energy, Inc.
3.50%, 12/01/29(a)	171	156,254
3.13%, 03/24/31(a)	65	56,364
6.25%, 03/15/33(a)	30	31,703
4.40%, 03/24/51(a)	87	70,011
4.25%, 03/15/52	104	81,596
6.25%, 03/15/53	100	103,501
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	171	152,357
Enbridge Energy Partners LP(a)
5.88%, 10/15/25	257	261,537
7.38%, 10/15/45	140	164,133
Enbridge, Inc.
3.50%, 06/10/24(a)	65	63,620
2.50%, 01/15/25	87	83,366
2.50%, 02/14/25(a)	66	63,211
1.60%, 10/04/26	79	70,878
4.25%, 12/01/26(a)	171	167,974
3.70%, 07/15/27(a)	171	162,745
3.13%, 11/15/29(a)	130	117,157

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc. (continued)
5.70%, 03/08/33	$90	$93,613
2.50%, 08/01/33(a)	171	137,797
4.00%, 11/15/49	96	75,509
Energy Transfer LP
4.25%, 04/01/24(a)	71	70,088
4.05%, 03/15/25	171	167,717
2.90%, 05/15/25	63	60,038
4.75%, 01/15/26(a)	171	168,876
4.20%, 04/15/27(a)	171	163,840
5.50%, 06/01/27(a)	100	101,073
4.00%, 10/01/27	150	142,951
5.55%, 02/15/28	100	101,545
4.95%, 05/15/28(a)	171	168,536
5.25%, 04/15/29(a)	257	256,008
3.75%, 05/15/30(a)	71	65,520
5.75%, 02/15/33	85	87,055
4.90%, 03/15/35	87	81,282
6.50%, 02/01/42	87	90,229
4.95%, 01/15/43(a)	87	73,466
5.15%, 02/01/43	87	75,866
5.95%, 10/01/43(a)	53	50,714
5.30%, 04/01/44	74	65,470
5.00%, 05/15/44	87	74,251
5.35%, 05/15/45	87	76,915
6.13%, 12/15/45	114	110,197
5.30%, 04/15/47(a)	130	113,917
5.40%, 10/01/47	171	152,006
6.00%, 06/15/48	150	143,334
6.25%, 04/15/49(a)	171	169,414
5.00%, 05/15/50	184	157,049
Enterprise Products Operating LLC
3.75%, 02/15/25	306	300,084
5.05%, 01/10/26	70	70,966
3.70%, 02/15/26(a)	334	326,121
3.95%, 02/15/27(a)	191	186,491
4.15%, 10/16/28(a)	171	166,202
3.13%, 07/31/29(a)	199	182,307
2.80%, 01/31/30	149	132,136
5.35%, 01/31/33	70	72,526
5.95%, 02/01/41	53	55,931
4.45%, 02/15/43	142	126,397
4.85%, 03/15/44	121	112,324
4.90%, 05/15/46(a)	189	174,271
4.80%, 02/01/49	171	156,854
4.20%, 01/31/50	192	162,901
3.70%, 01/31/51	75	57,973
3.20%, 02/15/52(a)	121	86,064
3.30%, 02/15/53(a)	204	147,576
(3 mo. LIBOR US + 2.57%), 5.38%, 02/15/78(b)	171	137,260
Series E, (3 mo. LIBOR US + 3.03%), 5.25%, 08/16/77(b)	130	109,931
EOG Resources, Inc.
3.15%, 04/01/25	80	77,568
4.95%, 04/15/50(a)	87	87,669
EQT Corp.
6.13%, 02/01/25	112	112,666
3.90%, 10/01/27(a)	140	131,589
5.00%, 01/15/29	70	66,372
7.00%, 02/01/30(a)	79	82,688

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Equinor ASA
3.25%, 11/10/24(a)	$87	$85,379
2.88%, 04/06/25	341	330,537
3.13%, 04/06/30(a)	171	160,342
2.38%, 05/22/30(a)	171	151,025
5.10%, 08/17/40(a)	189	194,823
4.25%, 11/23/41(a)	75	69,781
3.25%, 11/18/49	130	100,197
3.70%, 04/06/50	171	143,778
Exxon Mobil Corp.
2.02%, 08/16/24(a)	87	84,013
2.71%, 03/06/25(a)	214	207,726
2.99%, 03/19/25	341	331,943
3.04%, 03/01/26(a)	108	104,823
2.28%, 08/16/26(a)	87	81,652
3.29%, 03/19/27(a)	140	136,341
2.44%, 08/16/29(a)	87	79,568
3.48%, 03/19/30	189	180,582
2.61%, 10/15/30	140	125,817
3.00%, 08/16/39(a)	87	70,340
4.23%, 03/19/40(a)	206	192,870
4.11%, 03/01/46	171	154,044
3.10%, 08/16/49(a)	257	192,371
4.33%, 03/19/50	283	261,247
3.45%, 04/15/51(a)	200	159,243
Hess Corp.
7.13%, 03/15/33	171	189,574
5.60%, 02/15/41(a)	96	92,539
5.80%, 04/01/47(a)	171	167,504
HF Sinclair Corp., 5.88%, 04/01/26(a)	87	87,913
Kinder Morgan Energy Partners LP
4.30%, 05/01/24(a)	87	86,133
4.25%, 09/01/24(a)	55	54,363
5.80%, 03/15/35	171	174,024
6.50%, 02/01/37	74	78,150
6.95%, 01/15/38(a)	214	239,099
6.38%, 03/01/41	87	89,645
5.00%, 08/15/42	75	66,783
5.00%, 03/01/43	87	76,104
5.50%, 03/01/44	130	122,155
5.40%, 09/01/44(a)	87	80,577
Kinder Morgan, Inc.
4.30%, 06/01/25	71	69,927
4.30%, 03/01/28(a)	257	252,533
2.00%, 02/15/31(a)	155	125,121
7.75%, 01/15/32	171	198,830
4.80%, 02/01/33(a)	100	96,483
5.20%, 06/01/33	60	59,610
5.30%, 12/01/34	87	85,383
5.55%, 06/01/45(a)	214	202,412
5.20%, 03/01/48	64	57,277
3.60%, 02/15/51(a)	71	50,288
5.45%, 08/01/52(a)	100	92,852
Magellan Midstream Partners LP
3.25%, 06/01/30	75	67,514
4.25%, 09/15/46	87	69,205
4.20%, 10/03/47	140	111,912
3.95%, 03/01/50	79	59,675
Marathon Oil Corp.
6.60%, 10/01/37	87	88,807

38

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp. (continued)
5.20%, 06/01/45(a)	$87	$75,677
Marathon Petroleum Corp.
3.63%, 09/15/24(a)	60	59,103
4.70%, 05/01/25	171	170,658
3.80%, 04/01/28	171	163,002
4.75%, 09/15/44	87	74,958
4.50%, 04/01/48	100	81,899
MPLX LP
4.88%, 12/01/24	87	86,464
4.88%, 06/01/25(a)	87	86,363
1.75%, 03/01/26(a)	125	114,077
4.13%, 03/01/27(a)	171	165,760
4.00%, 03/15/28	171	163,611
2.65%, 08/15/30(a)	153	129,747
4.95%, 09/01/32	340	332,508
5.00%, 03/01/33(a)	55	53,821
4.50%, 04/15/38	300	266,670
5.20%, 12/01/47	87	77,237
4.70%, 04/15/48(a)	100	83,965
5.50%, 02/15/49	121	112,547
4.95%, 03/14/52	149	129,508
5.65%, 03/01/53	25	24,042
ONEOK Partners LP
4.90%, 03/15/25	87	86,434
6.13%, 02/01/41(a)	75	73,455
ONEOK, Inc.
2.75%, 09/01/24(a)	75	72,551
5.85%, 01/15/26(a)	171	173,516
4.55%, 07/15/28(a)	87	84,161
4.35%, 03/15/29	171	161,692
3.10%, 03/15/30(a)	171	149,390
6.10%, 11/15/32	100	103,525
4.95%, 07/13/47	171	143,284
5.20%, 07/15/48(a)	87	75,188
4.50%, 03/15/50	87	67,388
Ovintiv Exploration, Inc., 5.38%, 01/01/26(a)	99	99,170
Ovintiv, Inc.
8.13%, 09/15/30(a)	70	77,701
7.20%, 11/01/31(a)	80	85,101
7.38%, 11/01/31(a)	87	93,725
6.50%, 08/15/34(a)	87	87,953
6.63%, 08/15/37	75	75,651
Phillips 66
4.95%, 12/01/27	45	45,200
2.15%, 12/15/30(a)	171	141,112
5.30%, 06/30/33	60	60,811
4.65%, 11/15/34	233	223,454
5.88%, 05/01/42(a)	74	78,399
4.88%, 11/15/44(a)	214	200,229
3.30%, 03/15/52	68	48,067
Phillips 66 Co.(d)
3.55%, 10/01/26(a)	87	82,978
3.15%, 12/15/29(a)	65	58,652
4.90%, 10/01/46	87	79,491
Pioneer Natural Resources Co.
5.10%, 03/29/26	95	95,395
1.90%, 08/15/30	206	167,737
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	130	126,673

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP/PAA Finance
Corp. (continued)
4.50%, 12/15/26(a)	$87	$85,015
3.55%, 12/15/29(a)	171	152,883
5.15%, 06/01/42(a)	50	42,115
4.70%, 06/15/44	130	102,129
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	345	345,819
5.63%, 03/01/25	171	172,086
5.88%, 06/30/26(a)	171	174,507
5.00%, 03/15/27	171	170,386
4.20%, 03/15/28	171	164,280
4.50%, 05/15/30	141	136,012
5.90%, 09/15/37(d)	60	61,373
Shell International Finance BV
2.00%, 11/07/24(a)	171	164,324
3.25%, 05/11/25	214	209,171
2.88%, 05/10/26	257	245,867
2.50%, 09/12/26(a)	171	160,979
3.88%, 11/13/28	171	168,485
2.38%, 11/07/29(a)	171	151,636
4.13%, 05/11/35(a)	130	124,471
6.38%, 12/15/38	275	317,439
5.50%, 03/25/40(a)	75	79,703
2.88%, 11/26/41	87	66,783
4.55%, 08/12/43(a)	121	114,420
4.00%, 05/10/46(a)	514	448,738
3.75%, 09/12/46(a)	155	130,792
3.13%, 11/07/49	162	120,824
Spectra Energy Partners LP
3.50%, 03/15/25	87	84,346
4.50%, 03/15/45	140	117,698
Suncor Energy, Inc.
6.50%, 06/15/38(a)	257	275,252
6.85%, 06/01/39(a)	87	94,934
4.00%, 11/15/47	171	136,670
3.75%, 03/04/51	79	59,884
Targa Resources Corp.
5.20%, 07/01/27	50	49,582
4.20%, 02/01/33(a)	81	72,875
6.13%, 03/15/33(a)	50	51,776
4.95%, 04/15/52	73	60,564
6.25%, 07/01/52	50	49,290
6.50%, 02/15/53	50	51,174
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
6.50%, 07/15/27(a)	71	72,389
5.00%, 01/15/28(a)	71	68,649
6.88%, 01/15/29	71	72,365
5.50%, 03/01/30(a)	104	101,632
4.88%, 02/01/31(a)	104	97,311
4.00%, 01/15/32(a)	104	90,640
TC PipeLines LP
4.38%, 03/13/25	87	85,499
3.90%, 05/25/27(a)	78	75,256
TotalEnergies Capital International SA(a)
3.75%, 04/10/24	171	169,846
3.46%, 07/12/49	87	68,926
3.13%, 05/29/50	171	126,767
3.39%, 06/29/60	171	128,195

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	$300	$295,348
TransCanada PipeLines Ltd.
1.00%, 10/12/24(a)	67	62,829
4.88%, 01/15/26(a)	148	147,530
4.25%, 05/15/28(a)	130	126,136
4.10%, 04/15/30(a)	257	240,997
2.50%, 10/12/31	87	71,091
4.63%, 03/01/34(a)	130	122,083
5.60%, 03/31/34(a)	87	87,327
6.20%, 10/15/37(a)	70	73,815
4.75%, 05/15/38(a)	64	59,340
7.25%, 08/15/38(a)	87	99,191
7.63%, 01/15/39(a)	87	103,329
5.00%, 10/16/43	133	120,802
4.88%, 05/15/48(a)	130	117,136
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26(a)	87	93,190
4.00%, 03/15/28(a)	130	124,349
4.45%, 08/01/42(a)	87	76,206
3.95%, 05/15/50	87	69,166
Valero Energy Corp.
2.15%, 09/15/27(a)	191	172,494
4.35%, 06/01/28(a)	131	128,176
6.63%, 06/15/37(a)	75	82,028
4.90%, 03/15/45(a)	87	79,601
3.65%, 12/01/51	75	54,450
4.00%, 06/01/52(a)	51	39,330
Valero Energy Partners LP, 4.50%, 03/15/28	87	85,848
Western Midstream Operating LP, 5.45%, 04/01/44	200	174,404
Williams Cos., Inc.
4.55%, 06/24/24	341	338,513
3.90%, 01/15/25(a)	87	85,299
4.00%, 09/15/25	87	84,961
5.40%, 03/02/26	55	56,032
3.75%, 06/15/27(a)	130	124,733
2.60%, 03/15/31(a)	211	177,451
4.65%, 08/15/32(a)	50	48,193
5.65%, 03/15/33	100	103,272
6.30%, 04/15/40	87	91,549
5.40%, 03/04/44	171	160,111
5.10%, 09/15/45	155	141,759
4.85%, 03/01/48(a)	87	76,814
5.30%, 08/15/52(a)	130	122,730

		41,274,251

Passenger Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 12/15/29	63	56,155
Series 2019-1, Class AA, 3.15%, 08/15/33(a)	143	125,223
Series 2021-1, Class A, 2.88%, 01/11/36	166	136,896
Continental Airlines Pass-Through Trust, Series 2012-2 A, Class A, 4.00%, 04/29/26(a)	48	46,409
JetBlue Pass-Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33(a)	140	118,483
Southwest Airlines Co.
5.25%, 05/04/25	267	266,783
5.13%, 06/15/27(a)	213	212,389
2.63%, 02/10/30(a)	191	161,129
United Airlines Pass-Through Trust
Series 2012-1 A, Class A, 4.15%, 10/11/25	27	26,076
Series 2013-1, Class A, 4.30%, 02/15/27	40	38,837

Security	Par (000)	Value

Passenger Airlines (continued)
United Airlines Pass-Through Trust (continued)
Series 2016-1, Class AA, 3.10%, 01/07/30(a)	$62	$55,608
Series 2019-1, Class AA, 2.70%, 11/01/33(a)	204	172,088
Series 2020-1, Class A, 5.88%, 04/15/29(a)	232	230,943

		1,647,019

Personal Care Products — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/25(a)	140	136,427
4.80%, 03/02/26(a)	20	20,434
3.10%, 08/15/27(a)	115	110,879
4.60%, 03/01/28	20	20,506
3.25%, 08/15/32(a)	265	248,177
4.60%, 03/01/33	20	20,762
3.70%, 08/01/47(a)	130	117,265
Estee Lauder Cos., Inc.
2.00%, 12/01/24(a)	82	79,106
3.15%, 03/15/27	171	165,236
2.38%, 12/01/29	69	60,985
2.60%, 04/15/30(a)	87	77,934
4.15%, 03/15/47	87	78,673
3.13%, 12/01/49(a)	119	91,191
Haleon U.K. Capital PLC, 3.13%, 03/24/25(a)	518	500,658
Haleon U.S. Capital LLC
3.38%, 03/24/27(a)	290	274,947
3.38%, 03/24/29	265	244,480
3.63%, 03/24/32	338	306,969
Kenvue, Inc.
5.05%, 03/22/28	120	124,019
5.00%, 03/22/30	90	92,706
4.90%, 03/22/33	160	165,308
5.10%, 03/22/43	70	72,225
5.05%, 03/22/53	110	113,365
5.20%, 03/22/63(d)	55	56,985
Procter & Gamble Co.
0.55%, 10/29/25(a)	216	197,848
4.10%, 01/26/26(a)	150	151,147
1.00%, 04/23/26(a)	98	89,652
2.85%, 08/11/27(a)	87	82,955
3.00%, 03/25/30(a)	171	160,360
1.20%, 10/29/30	275	224,693
1.95%, 04/23/31(a)	171	147,667
2.30%, 02/01/32(a)	100	88,535
3.55%, 03/25/40	87	77,696
3.60%, 03/25/50	171	149,318
Unilever Capital Corp.(a)
3.10%, 07/30/25	250	241,369
2.00%, 07/28/26	260	242,766
2.90%, 05/05/27	260	246,582
2.13%, 09/06/29	174	151,751
1.38%, 09/14/30	100	81,410
1.75%, 08/12/31	174	142,952

		5,655,938

Pharmaceuticals — 1.2%
AbbVie, Inc.
2.60%, 11/21/24	316	304,975
3.80%, 03/15/25	300	295,107
3.60%, 05/14/25	257	252,094
3.20%, 05/14/26(a)	245	236,553
2.95%, 11/21/26(a)	341	324,457
4.25%, 11/14/28(a)	427	424,417

40

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
AbbVie, Inc. (continued)
4.55%, 03/15/35	$110	$107,554
4.50%, 05/14/35	249	241,368
4.30%, 05/14/36	70	65,798
4.05%, 11/21/39	408	364,439
4.40%, 11/06/42	240	219,352
4.85%, 06/15/44(a)	214	204,925
4.75%, 03/15/45	116	109,446
4.70%, 05/14/45	127	119,002
4.45%, 05/14/46	214	193,630
4.88%, 11/14/48(a)	171	164,630
4.25%, 11/21/49(a)	500	441,238
Astrazeneca Finance LLC
1.20%, 05/28/26	171	155,722
4.88%, 03/03/28	100	102,880
1.75%, 05/28/28	149	132,214
4.90%, 03/03/30	100	102,283
2.25%, 05/28/31	80	68,828
4.88%, 03/03/33	100	103,152
AstraZeneca PLC
0.70%, 04/08/26(a)	189	170,088
3.13%, 06/12/27(a)	87	82,963
4.00%, 01/17/29(a)	257	252,864
1.38%, 08/06/30	189	154,070
6.45%, 09/15/37	275	324,397
4.38%, 11/16/45(a)	163	156,642
4.38%, 08/17/48	155	147,175
Bristol-Myers Squibb Co.
3.20%, 06/15/26(a)	449	433,908
3.90%, 02/20/28	171	167,722
3.40%, 07/26/29	149	141,744
1.45%, 11/13/30(a)	130	106,089
2.95%, 03/15/32(a)	130	117,194
4.13%, 06/15/39(a)	287	267,151
3.55%, 03/15/42(a)	75	63,788
5.00%, 08/15/45(a)	170	173,190
4.35%, 11/15/47	140	130,194
4.55%, 02/20/48(a)	135	127,558
4.25%, 10/26/49(a)	400	362,678
3.70%, 03/15/52(a)	257	214,501
3.90%, 03/15/62	71	58,874
Cigna Corp.
3.50%, 06/15/24	130	127,532
3.25%, 04/15/25	75	72,664
4.13%, 11/15/25(a)	171	168,217
4.50%, 02/25/26	87	86,584
1.25%, 03/15/26	87	78,840
3.40%, 03/01/27(a)	130	124,408
3.05%, 10/15/27	171	159,586
2.40%, 03/15/30(a)	171	148,316
2.38%, 03/15/31(a)	75	63,272
4.80%, 08/15/38	171	165,712
3.20%, 03/15/40(a)	171	133,946
4.80%, 07/15/46	214	196,828
3.88%, 10/15/47(a)	130	105,285
4.90%, 12/15/48	257	241,841
3.40%, 03/15/50	171	126,306
Cigna Group, 5.40%, 03/15/33	70	72,676
CVS Health Corp.
2.63%, 08/15/24(a)	211	204,546
4.10%, 03/25/25(a)	63	62,456

Security	Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp. (continued)
3.88%, 07/20/25(a)	$163	$160,077
5.00%, 02/20/26(a)	75	75,842
2.88%, 06/01/26(a)	300	285,062
3.63%, 04/01/27	62	59,727
1.30%, 08/21/27(a)	257	223,811
4.30%, 03/25/28	395	387,908
3.25%, 08/15/29	191	174,676
5.13%, 02/21/30	80	81,096
3.75%, 04/01/30	298	278,777
1.75%, 08/21/30(a)	353	286,970
1.88%, 02/28/31(a)	212	171,704
2.13%, 09/15/31(a)	79	64,580
5.25%, 02/21/33	80	81,627
4.88%, 07/20/35	171	166,861
4.78%, 03/25/38(a)	427	407,051
4.13%, 04/01/40	140	120,297
2.70%, 08/21/40	122	87,250
5.13%, 07/20/45(a)	269	255,190
5.05%, 03/25/48(a)	800	748,405
4.25%, 04/01/50	104	86,901
5.63%, 02/21/53	80	81,043
Eli Lilly and Co.
2.75%, 06/01/25	45	43,546
3.10%, 05/15/27(a)	130	124,842
3.38%, 03/15/29(a)	171	163,670
4.70%, 02/27/33	50	51,263
3.70%, 03/01/45(a)	171	149,608
4.88%, 02/27/53	45	46,530
2.50%, 09/15/60	104	66,525
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(a)	171	162,366
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25(a)	171	168,541
3.88%, 05/15/28(a)	171	167,738
5.38%, 04/15/34(a)	87	92,712
4.20%, 03/18/43	104	94,025
Johnson & Johnson
2.45%, 03/01/26(a)	405	389,107
2.95%, 03/03/27(a)	250	241,860
2.90%, 01/15/28	171	163,825
4.38%, 12/05/33(a)	87	89,318
3.55%, 03/01/36	330	305,913
3.63%, 03/03/37	87	80,444
4.50%, 09/01/40	159	157,748
4.50%, 12/05/43(a)	130	129,287
3.70%, 03/01/46	87	77,906
3.50%, 01/15/48(a)	214	186,683
2.45%, 09/01/60(a)	107	70,478
Mead Johnson Nutrition Co.
4.13%, 11/15/25(a)	171	168,850
4.60%, 06/01/44	87	80,565
Merck & Co., Inc.
2.75%, 02/10/25	500	488,681
1.70%, 06/10/27(a)	160	145,371
1.90%, 12/10/28(a)	165	146,305
1.45%, 06/24/30	257	212,453
3.90%, 03/07/39(a)	87	79,729
4.15%, 05/18/43(a)	130	121,704
3.70%, 02/10/45(a)	160	139,136
4.00%, 03/07/49	171	153,857
2.45%, 06/24/50(a)	171	115,206

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Merck & Co., Inc. (continued)
2.90%, 12/10/61(a)	$71	$48,615
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	130	143,277
Mylan, Inc.
4.55%, 04/15/28	140	134,288
5.40%, 11/29/43(a)	87	72,573
5.20%, 04/15/48	96	75,681
Novartis Capital Corp.
3.40%, 05/06/24(a)	240	236,928
1.75%, 02/14/25	87	82,971
3.00%, 11/20/25(a)	189	183,031
2.00%, 02/14/27(a)	87	80,255
3.10%, 05/17/27	427	410,914
2.20%, 08/14/30(a)	171	149,813
4.40%, 05/06/44	214	210,588
4.00%, 11/20/45(a)	130	119,493
2.75%, 08/14/50(a)	140	103,567
Pfizer, Inc.
3.40%, 05/15/24(a)	171	168,680
0.80%, 05/28/25	265	245,795
2.75%, 06/03/26(a)	60	57,492
3.00%, 12/15/26(a)	130	125,177
3.60%, 09/15/28(a)	341	334,096
3.45%, 03/15/29(a)	140	135,308
2.63%, 04/01/30	171	154,368
1.70%, 05/28/30(a)	142	119,546
1.75%, 08/18/31	171	141,054
4.00%, 12/15/36(a)	87	83,645
4.10%, 09/15/38	171	160,646
3.90%, 03/15/39(a)	87	78,996
7.20%, 03/15/39	84	105,749
2.55%, 05/28/40(a)	86	64,624
4.30%, 06/15/43	87	82,152
4.40%, 05/15/44(a)	87	83,831
4.13%, 12/15/46	257	236,038
4.20%, 09/15/48(a)	87	80,674
4.00%, 03/15/49	171	154,993
2.70%, 05/28/50(a)	240	171,503
Sanofi, 3.63%, 06/19/28(a)	341	332,902
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26(a)	324	308,247
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	200	202,155
3.03%, 07/09/40	200	152,580
3.18%, 07/09/50(a)	200	142,855
Utah Acquisition Sub, Inc.
3.95%, 06/15/26	87	82,862
5.25%, 06/15/46	87	69,007
Viatris, Inc.
1.65%, 06/22/25	171	156,806
2.30%, 06/22/27	171	149,859
3.85%, 06/22/40(a)	171	119,968
4.00%, 06/22/50	100	65,753
Wyeth LLC(a)
6.50%, 02/01/34	87	100,041
5.95%, 04/01/37	87	97,662
Zoetis, Inc.
3.90%, 08/20/28(a)	171	166,361
2.00%, 05/15/30(a)	71	59,690
4.70%, 02/01/43	71	66,316

Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis, Inc. (continued)
3.95%, 09/12/47(a)	$87	$72,755
4.45%, 08/20/48(a)	87	79,132
3.00%, 05/15/50	71	50,721

		27,398,549

Real Estate — 0.0%
Prologis LP
2.13%, 04/15/27(a)	30	27,358
2.25%, 04/15/30	213	180,696
1.25%, 10/15/30	65	51,108
4.75%, 06/15/33	40	39,744
3.00%, 04/15/50	95	65,823
5.25%, 06/15/53	40	40,045
VICI Properties LP, 5.63%, 05/15/52(a)	61	54,929

		459,703

Real Estate Management & Development — 0.0%
CBRE Services, Inc.
4.88%, 03/01/26(a)	87	85,623
2.50%, 04/01/31	107	85,190
Essential Properties LP, 2.95%, 07/15/31	41	30,096
VICI Properties LP, 5.13%, 05/15/32(a)	118	111,172

		312,081

Residential REITs — 0.0%
UDR, Inc.
4.40%, 01/26/29(a)	171	163,860
3.20%, 01/15/30(a)	87	77,719
3.00%, 08/15/31(a)	87	74,462
1.90%, 03/15/33	87	65,033

		381,074

Retail REITs — 0.0%
Realty Income Corp., 5.63%, 10/13/32(a)	90	93,456

Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc.
3.92%, 06/01/32(a)	75	72,021
4.39%, 06/01/52	85	79,183
Analog Devices, Inc.
3.50%, 12/05/26	130	126,195
1.70%, 10/01/28	30	26,089
2.10%, 10/01/31(a)	75	63,153
2.80%, 10/01/41	149	113,748
2.95%, 10/01/51	65	47,625
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27(a)	270	261,010
3.50%, 01/15/28	87	81,621
Broadcom, Inc.
3.15%, 11/15/25(a)	62	59,321
3.46%, 09/15/26(a)	341	325,866
1.95%, 02/15/28(a)(d)	67	58,284
4.00%, 04/15/29(a)(d)	95	88,865
4.15%, 11/15/30(a)	125	115,926
2.45%, 02/15/31(a)(d)	300	245,616
4.15%, 04/15/32(a)(d)	108	98,408
4.30%, 11/15/32(a)	206	189,796
2.60%, 02/15/33(a)(d)	275	215,650
3.42%, 04/15/33(a)(d)	202	169,015
3.47%, 04/15/34(d)	469	385,181
3.14%, 11/15/35(d)	257	197,648
4.93%, 05/15/37(a)(d)	377	342,838

42

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. (continued)
3.50%, 02/15/41(d)	$179	$135,019
3.75%, 02/15/51(a)(d)	225	165,702
Flex Ltd.
6.00%, 01/15/28	200	201,858
4.88%, 06/15/29(a)	87	83,473
Honeywell International, Inc.
2.30%, 08/15/24	171	166,039
4.85%, 11/01/24	50	50,328
1.35%, 06/01/25(a)	233	218,617
1.10%, 03/01/27(a)	171	153,548
4.95%, 02/15/28	100	103,290
2.70%, 08/15/29(a)	257	236,693
1.95%, 06/01/30	171	146,388
1.75%, 09/01/31(a)	171	140,294
5.00%, 02/15/33(a)	100	105,379
3.81%, 11/21/47	87	75,952
2.80%, 06/01/50(a)	76	56,982
Intel Corp.
2.88%, 05/11/24(a)	171	168,175
3.40%, 03/25/25	410	402,766
3.70%, 07/29/25	171	168,580
4.88%, 02/10/26	110	111,398
3.75%, 03/25/27(a)	140	137,482
3.75%, 08/05/27	100	97,707
4.88%, 02/10/28	115	116,849
1.60%, 08/12/28	63	55,052
4.00%, 08/05/29	100	97,295
2.45%, 11/15/29	171	150,592
5.13%, 02/10/30(a)	110	112,030
3.90%, 03/25/30	300	285,990
2.00%, 08/12/31(a)	87	71,662
5.20%, 02/10/33	160	162,959
2.80%, 08/12/41	63	45,689
5.63%, 02/10/43	45	46,118
4.10%, 05/19/46	427	362,086
4.10%, 05/11/47	87	73,422
3.73%, 12/08/47	240	190,466
3.05%, 08/12/51	320	218,487
4.90%, 08/05/52(a)	300	279,524
5.70%, 02/10/53	130	132,677
3.10%, 02/15/60(a)	87	57,282
4.95%, 03/25/60	121	112,305
3.20%, 08/12/61	63	41,668
5.05%, 08/05/62	100	92,451
5.90%, 02/10/63	110	113,216
Jabil, Inc.
1.70%, 04/15/26	146	131,084
4.25%, 05/15/27(a)	80	77,168
Marvell Technology, Inc.(a)
1.65%, 04/15/26	154	139,609
2.45%, 04/15/28	171	149,761
2.95%, 04/15/31	82	68,474
Massachusetts Institute of Technology, 3.07%, 04/01/52	77	60,024
Microchip Technology, Inc., 4.25%, 09/01/25	171	168,360
Micron Technology, Inc.
4.98%, 02/06/26	87	86,797
5.33%, 02/06/29(a)	87	87,521
6.75%, 11/01/29	150	159,348

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. (continued)
4.66%, 02/15/30(a)	$130	$124,813
5.88%, 02/09/33	50	50,553
3.37%, 11/01/41	87	61,669
3.48%, 11/01/51	87	56,707
NVIDIA Corp.
3.20%, 09/16/26(a)	171	166,267
1.55%, 06/15/28	125	110,172
2.85%, 04/01/30(a)	114	103,794
2.00%, 06/15/31(a)	121	101,802
3.50%, 04/01/40	122	104,752
3.50%, 04/01/50(a)	257	210,396
3.70%, 04/01/60	52	41,743
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25(a)	85	80,527
3.88%, 06/18/26	81	78,049
4.40%, 06/01/27	90	88,436
4.30%, 06/18/29	171	162,664
3.40%, 05/01/30(a)	80	71,690
2.50%, 05/11/31(a)	149	122,634
2.65%, 02/15/32	67	54,701
5.00%, 01/15/33(a)	112	109,091
3.25%, 05/11/41	87	62,983
3.13%, 02/15/42	87	61,351
3.25%, 11/30/51	75	49,266
Qorvo, Inc., 4.38%, 10/15/29(a)	96	88,459
QUALCOMM, Inc.
3.25%, 05/20/27(a)	87	84,170
1.30%, 05/20/28	184	160,530
2.15%, 05/20/30(a)	105	91,992
1.65%, 05/20/32	142	115,069
4.25%, 05/20/32(a)	52	52,019
5.40%, 05/20/33(a)	100	107,350
4.65%, 05/20/35(a)	87	87,809
4.80%, 05/20/45(a)	130	129,492
4.30%, 05/20/47(a)	107	99,211
3.25%, 05/20/50(a)	140	107,877
4.50%, 05/20/52(a)	133	123,952
6.00%, 05/20/53	100	113,614
Skyworks Solutions, Inc.
1.80%, 06/01/26	58	52,131
3.00%, 06/01/31	67	55,746
Texas Instruments, Inc.
4.70%, 11/18/24	100	100,887
1.13%, 09/15/26	85	76,780
4.60%, 02/15/28	35	35,725
2.25%, 09/04/29	118	105,436
1.90%, 09/15/31	98	82,142
3.65%, 08/16/32	50	47,467
4.90%, 03/14/33	30	31,208
3.88%, 03/15/39	171	155,953
4.15%, 05/15/48	171	159,021
4.10%, 08/16/52(a)	25	23,080
5.00%, 03/14/53	30	31,640
TSMC Arizona Corp., 2.50%, 10/25/31(a)	390	331,886
Xilinx, Inc., 2.38%, 06/01/30	240	209,467

		15,368,868

Software — 0.5%
Activision Blizzard, Inc.
3.40%, 06/15/27	171	163,180

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Activision Blizzard, Inc. (continued)
1.35%, 09/15/30	$69	$55,892
2.50%, 09/15/50	140	93,842
Autodesk, Inc.
2.85%, 01/15/30	74	65,354
2.40%, 12/15/31(a)	133	110,620
Electronic Arts, Inc.
1.85%, 02/15/31	72	59,390
2.95%, 02/15/51(a)	69	47,493
Intuit, Inc.
0.95%, 07/15/25	130	120,074
1.35%, 07/15/27(a)	142	126,139
1.65%, 07/15/30(a)	169	140,580
Microsoft Corp.
2.40%, 08/08/26(a)	382	363,556
3.30%, 02/06/27(a)	766	751,456
3.50%, 02/12/35(a)	200	190,146
3.45%, 08/08/36	104	96,212
3.70%, 08/08/46(a)	171	155,235
2.92%, 03/17/52	550	418,095
4.50%, 02/06/57(a)	341	350,389
2.68%, 06/01/60(a)	392	270,603
3.04%, 03/17/62	292	218,832
Oracle Corp.
3.40%, 07/08/24	341	334,063
2.50%, 04/01/25(a)	621	594,621
2.95%, 05/15/25(a)	87	83,760
5.80%, 11/10/25	40	40,999
1.65%, 03/25/26(a)	154	141,478
2.65%, 07/15/26(a)	130	121,458
2.80%, 04/01/27	257	238,944
3.25%, 11/15/27(a)	130	122,197
2.30%, 03/25/28(a)	237	212,097
4.50%, 05/06/28	65	64,218
6.15%, 11/09/29	70	74,559
4.65%, 05/06/30	65	63,292
3.25%, 05/15/30(a)	163	146,010
2.88%, 03/25/31	267	228,472
6.25%, 11/09/32(a)	200	215,110
4.90%, 02/06/33	100	97,947
4.30%, 07/08/34	384	352,113
3.90%, 05/15/35	87	75,988
3.85%, 07/15/36	130	111,104
3.80%, 11/15/37	130	107,931
6.13%, 07/08/39(a)	87	90,520
3.60%, 04/01/40(a)	316	245,261
5.38%, 07/15/40	71	67,975
3.65%, 03/25/41	285	219,881
4.50%, 07/08/44(a)	87	72,677
4.00%, 07/15/46	384	292,974
4.00%, 11/15/47	257	196,029
3.60%, 04/01/50	400	283,718
3.95%, 03/25/51(a)	346	260,357
6.90%, 11/09/52	250	280,217
5.55%, 02/06/53	140	133,286
4.38%, 05/15/55	214	168,444
3.85%, 04/01/60(a)	359	250,451
4.10%, 03/25/61	200	147,105
Roper Technologies, Inc.
2.35%, 09/15/24(a)	84	80,867

Security	Par (000)	Value

Software (continued)
Roper Technologies, Inc. (continued)
1.00%, 09/15/25	$108	$98,742
3.80%, 12/15/26	87	84,275
1.40%, 09/15/27(a)	65	56,358
2.95%, 09/15/29(a)	76	68,241
2.00%, 06/30/30(a)	67	55,189
1.75%, 02/15/31	86	68,742
Salesforce, Inc.
3.70%, 04/11/28	341	335,023
1.50%, 07/15/28(a)	60	52,900
1.95%, 07/15/31(a)	81	67,830
2.70%, 07/15/41	156	117,191
2.90%, 07/15/51(a)	237	168,110
3.05%, 07/15/61(a)	50	34,312
ServiceNow, Inc., 1.40%, 09/01/30(a)	140	112,783
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	82	79,871
3.70%, 04/14/27	65	62,864
4.00%, 04/14/32(a)	76	69,828
VMware, Inc.
1.40%, 08/15/26	341	301,613
4.70%, 05/15/30(a)	141	136,880
Workday, Inc.
3.50%, 04/01/27	81	77,498
3.70%, 04/01/29	61	57,182
3.80%, 04/01/32(a)	89	81,597

		12,200,240

Specialty Retail — 0.0%
AutoZone, Inc.
3.25%, 04/15/25(a)	58	56,040
4.50%, 02/01/28	145	143,734
3.75%, 04/18/29	171	160,365
4.75%, 02/01/33	150	148,196
Best Buy Co., Inc., 1.95%, 10/01/30(a)	214	174,066
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52	70	49,728
Ross Stores, Inc.
4.60%, 04/15/25	87	86,824
1.88%, 04/15/31	171	137,960

		956,913

Technology Hardware, Storage & Peripherals — 0.5%
Adobe, Inc.
1.90%, 02/01/25(a)	57	54,534
3.25%, 02/01/25(a)	70	68,599
2.15%, 02/01/27	219	203,436
2.30%, 02/01/30(a)	206	182,957
Apple, Inc.
3.45%, 05/06/24	171	169,003
2.85%, 05/11/24	341	335,221
1.80%, 09/11/24	280	269,918
2.75%, 01/13/25	171	166,551
2.50%, 02/09/25(a)	74	71,748
1.13%, 05/11/25(a)	112	105,118
3.20%, 05/13/25(a)	130	127,510
0.55%, 08/20/25(a)	477	439,451
0.70%, 02/08/26	87	79,156
3.25%, 02/23/26(a)	326	318,920
2.45%, 08/04/26(a)	241	229,388
3.35%, 02/09/27(a)	341	332,972
3.20%, 05/11/27(a)	257	250,558
2.90%, 09/12/27(a)	171	163,674

44

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
3.00%, 11/13/27(a)	$171	$164,250
1.20%, 02/08/28	450	395,733
1.40%, 08/05/28	70	61,329
3.25%, 08/08/29(a)	200	191,357
2.20%, 09/11/29(a)	212	189,694
1.65%, 05/11/30	240	204,334
1.65%, 02/08/31	427	357,288
1.70%, 08/05/31	70	58,188
3.35%, 08/08/32(a)	200	188,575
4.50%, 02/23/36(a)	87	89,831
3.85%, 05/04/43(a)	300	272,609
4.45%, 05/06/44(a)	87	86,848
3.45%, 02/09/45(a)	231	198,207
4.38%, 05/13/45	87	84,445
4.65%, 02/23/46(a)	338	340,367
3.85%, 08/04/46	130	116,032
4.25%, 02/09/47(a)	87	83,355
3.75%, 11/13/47(a)	214	187,548
2.95%, 09/11/49	214	161,587
2.65%, 05/11/50(a)	206	145,217
2.40%, 08/20/50(a)	177	118,681
2.65%, 02/08/51(a)	214	149,961
3.95%, 08/08/52	150	134,338
2.55%, 08/20/60(a)	171	112,853
2.80%, 02/08/61	127	86,431
2.85%, 08/05/61	70	48,265
4.10%, 08/08/62(a)	150	133,708
Dell International LLC/EMC Corp.
4.00%, 07/15/24	171	168,688
5.85%, 07/15/25(a)	104	105,705
4.90%, 10/01/26(a)	171	170,567
5.30%, 10/01/29(a)	214	215,614
5.75%, 02/01/33(a)	60	60,369
8.10%, 07/15/36(a)	69	80,494
3.38%, 12/15/41(d)	171	119,706
8.35%, 07/15/46(a)	59	71,873
3.45%, 12/15/51(a)(d)	87	56,624
Dell, Inc.(a)
7.10%, 04/15/28	71	75,828
6.50%, 04/15/38	71	71,750
Fortinet, Inc.
1.00%, 03/15/26	132	118,487
2.20%, 03/15/31	152	126,341
Hewlett Packard Enterprise Co.(a)
1.45%, 04/01/24	171	164,418
4.90%, 10/15/25	214	213,655
1.75%, 04/01/26	171	157,224
6.20%, 10/15/35	87	93,291
6.35%, 10/15/45	130	136,875
HP, Inc.
2.20%, 06/17/25	87	82,000
1.45%, 06/17/26(a)	130	117,006
4.75%, 01/15/28(a)	50	49,424
4.00%, 04/15/29(a)	90	85,384
3.40%, 06/17/30(a)	87	77,049
2.65%, 06/17/31	171	139,478
4.20%, 04/15/32	90	81,126
5.50%, 01/15/33(a)	50	49,543
6.00%, 09/15/41(a)	112	114,657

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc., 1.88%, 06/22/25(a)	$117	$109,097
Western Digital Corp.
4.75%, 02/15/26(a)	191	183,256
2.85%, 02/01/29	74	60,121
3.10%, 02/01/32(a)	80	60,295

		11,345,690

Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc.
2.75%, 03/27/27(a)	341	323,438
2.85%, 03/27/30(a)	171	157,168
3.25%, 03/27/40	171	144,146
3.88%, 11/01/45(a)	87	78,565
3.38%, 11/01/46	257	211,513
VF Corp., 2.95%, 04/23/30(a)	87	73,158

		987,988

Tobacco — 0.3%
Altria Group, Inc.
2.35%, 05/06/25	84	79,749
2.63%, 09/16/26	341	318,167
4.80%, 02/14/29(a)	95	94,243
3.40%, 05/06/30	76	67,581
2.45%, 02/04/32(a)	208	163,733
5.80%, 02/14/39	257	250,897
3.40%, 02/04/41(a)	171	120,899
4.50%, 05/02/43	71	56,772
5.38%, 01/31/44(a)	226	206,756
5.95%, 02/14/49(a)	100	94,585
4.45%, 05/06/50	114	84,985
3.70%, 02/04/51	155	104,491
4.00%, 02/04/61(a)	121	85,219
BAT Capital Corp.
3.22%, 08/15/24(a)	214	207,533
2.79%, 09/06/24	341	328,729
3.22%, 09/06/26	171	161,076
4.70%, 04/02/27(a)	87	85,364
3.56%, 08/15/27(a)	427	396,953
2.26%, 03/25/28(a)	104	89,164
3.46%, 09/06/29(a)	87	76,915
4.91%, 04/02/30	104	100,425
4.74%, 03/16/32(a)	96	89,182
7.75%, 10/19/32(a)	40	44,307
4.39%, 08/15/37	384	313,211
3.73%, 09/25/40(a)	70	49,993
4.54%, 08/15/47(a)	231	172,033
5.28%, 04/02/50	87	71,452
3.98%, 09/25/50(a)	104	71,401
5.65%, 03/16/52	96	84,259
BAT International Finance PLC
1.67%, 03/25/26	87	79,169
4.45%, 03/16/28	96	91,249
Philip Morris International, Inc.
3.25%, 11/10/24	171	167,030
5.13%, 11/15/24	200	201,285
3.38%, 08/11/25(a)	130	125,899
5.00%, 11/17/25	200	201,521
4.88%, 02/13/26	80	80,586
2.75%, 02/25/26(a)	73	69,172
3.13%, 08/17/27(a)	171	161,570
5.13%, 11/17/27	200	204,662
4.88%, 02/15/28	80	80,743

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
Philip Morris International, Inc. (continued)
5.63%, 11/17/29	$155	$161,954
5.13%, 02/15/30(a)	80	81,026
1.75%, 11/01/30(a)	41	32,945
5.75%, 11/17/32	70	73,459
5.38%, 02/15/33	80	81,727
6.38%, 05/16/38(a)	220	240,527
4.50%, 03/20/42	50	43,481
3.88%, 08/21/42	62	49,188
4.13%, 03/04/43	79	64,380
4.88%, 11/15/43	87	78,973
4.25%, 11/10/44	65	54,133
Reynolds American, Inc.
4.45%, 06/12/25(a)	171	167,911
5.70%, 08/15/35(a)	82	77,524
6.15%, 09/15/43	53	50,177

		6,790,365

Transportation Infrastructure — 0.1%
FedEx Corp.
3.25%, 04/01/26(a)	95	92,154
4.25%, 05/15/30(a)	141	137,522
2.40%, 05/15/31(a)	109	92,735
3.90%, 02/01/35	67	59,998
3.25%, 05/15/41(a)	147	112,035
3.88%, 08/01/42	50	40,633
4.75%, 11/15/45(a)	114	102,970
4.55%, 04/01/46	130	114,403
4.40%, 01/15/47	87	74,667
4.05%, 02/15/48(a)	87	70,616
4.95%, 10/17/48(a)	171	160,279
Ryder System, Inc.
2.50%, 09/01/24	72	69,293
1.75%, 09/01/26(a)	86	77,149
2.85%, 03/01/27(a)	57	52,407
4.30%, 06/15/27(a)	60	58,321
5.65%, 03/01/28	50	50,659
United Parcel Service, Inc.
3.90%, 04/01/25	171	168,831
2.40%, 11/15/26(a)	141	132,497
3.05%, 11/15/27(a)	87	82,800
4.88%, 03/03/33	60	61,575
6.20%, 01/15/38	74	84,314
5.20%, 04/01/40(a)	171	178,282
3.63%, 10/01/42(a)	87	74,252
3.40%, 11/15/46	78	62,287
3.75%, 11/15/47	87	74,280
3.40%, 09/01/49(a)	75	60,411
5.30%, 04/01/50(a)	171	183,146
5.05%, 03/03/53	60	61,718

		2,590,234

Utilities — 0.1%
American Water Capital Corp.
3.40%, 03/01/25(a)	130	126,422
2.95%, 09/01/27	87	81,899
3.75%, 09/01/28	257	245,927
3.45%, 06/01/29(a)	87	81,393
2.30%, 06/01/31(a)	155	130,852
4.45%, 06/01/32(a)	90	88,617
4.30%, 09/01/45	87	75,912

Security	Par (000)	Value

Utilities (continued)
American Water Capital Corp. (continued)
3.75%, 09/01/47	$87	$70,061
4.15%, 06/01/49	87	74,377
3.25%, 06/01/51(a)	155	113,149
Essential Utilities, Inc.
2.40%, 05/01/31(a)	171	142,412
3.35%, 04/15/50	171	121,879
5.30%, 05/01/52	61	59,066

		1,411,966

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV
3.63%, 04/22/29(a)	244	226,813
6.13%, 03/30/40	300	322,838
4.38%, 07/16/42(a)	229	204,497
Crown Castle, Inc., 4.15%, 07/01/50	150	119,874
GLP Capital LP/GLP Financing II, Inc., 5.30%, 01/15/29	171	163,160
Orange SA, 9.00%, 03/01/31(a)	437	548,654
Rogers Communications, Inc.
2.95%, 03/15/25(a)(d)	71	68,372
3.63%, 12/15/25(a)	267	257,078
2.90%, 11/15/26(a)	171	160,361
3.20%, 03/15/27(a)(d)	73	68,684
3.80%, 03/15/32(a)(d)	58	52,052
4.50%, 03/15/42(d)	59	50,845
5.00%, 03/15/44(a)	87	78,462
4.30%, 02/15/48	214	171,102
3.70%, 11/15/49(a)	71	52,064
4.55%, 03/15/52(a)(d)	240	197,417
T-Mobile USA, Inc.
3.50%, 04/15/25	179	174,027
1.50%, 02/15/26	171	156,210
2.25%, 02/15/26(a)	150	139,509
2.63%, 04/15/26(a)	100	93,339
3.75%, 04/15/27	300	288,382
5.38%, 04/15/27	100	100,331
4.75%, 02/01/28(a)	125	123,401
2.05%, 02/15/28	87	77,195
4.95%, 03/15/28	85	85,812
2.63%, 02/15/29	100	88,101
3.38%, 04/15/29(a)	200	182,338
3.88%, 04/15/30(a)	600	562,988
2.55%, 02/15/31	259	219,526
2.88%, 02/15/31	100	86,264
3.50%, 04/15/31(a)	225	202,313
2.25%, 11/15/31	59	48,309
2.70%, 03/15/32	130	109,506
5.20%, 01/15/33(a)	200	203,984
5.05%, 07/15/33(a)	195	195,965
4.38%, 04/15/40	214	191,791
3.00%, 02/15/41	141	104,525
4.50%, 04/15/50	295	256,913
3.30%, 02/15/51	300	213,317
3.40%, 10/15/52	341	245,475
5.65%, 01/15/53(a)	200	204,844
3.60%, 11/15/60	174	124,022
Vodafone Group PLC
4.13%, 05/30/25(a)	257	254,143
7.88%, 02/15/30	74	86,390
6.15%, 02/27/37	87	93,067

46

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
Vodafone Group PLC (continued)
4.38%, 02/19/43	$163	$138,380
4.25%, 09/17/50(a)	205	167,591
5.63%, 02/10/53	150	148,131
5.13%, 06/19/59(a)	104	94,975
5.75%, 02/10/63	150	148,463

		8,351,800

Total Corporate Bonds — 25.5% (Cost: $662,224,183)		593,186,662

Foreign Agency Obligations

Canada — 0.3%
Canada Government International Bond
1.63%, 01/22/25	355	339,486
2.88%, 04/28/25	400	390,355
Export Development Canada, 3.38%, 08/26/25(a)	700	689,600
Province of Alberta Canada(a)
1.88%, 11/13/24	171	164,056
1.00%, 05/20/25	511	477,475
3.30%, 03/15/28	341	330,665
1.30%, 07/22/30	341	282,849
Province of British Columbia Canada(a)
2.25%, 06/02/26	171	162,105
0.90%, 07/20/26	341	308,977
Province of Manitoba Canada, Series HB, 1.50%, 10/25/28	341	300,129
Province of New Brunswick Canada, 3.63%, 02/24/28(a)	171	167,653
Province of Ontario Canada(a)
0.63%, 01/21/26	171	155,418
1.05%, 05/21/27	171	152,209
2.00%, 10/02/29	171	152,142
1.13%, 10/07/30	341	278,648
1.60%, 02/25/31	341	286,670
Province of Quebec Canada
0.60%, 07/23/25	341	314,686
2.50%, 04/20/26	469	448,677
2.75%, 04/12/27(a)	341	325,696
1.35%, 05/28/30(a)	341	287,112
Series QO, 2.88%, 10/16/24(a)	87	84,948
Series QW, 2.50%, 04/09/24	341	333,424
Series QX, 1.50%, 02/11/25(a)	341	324,127

		6,757,107

Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31(a)	417	359,480
2.55%, 07/27/33	390	319,873
3.50%, 01/31/34(a)	200	177,975
3.63%, 10/30/42(a)	350	276,347
4.00%, 01/31/52(a)	290	234,773
3.10%, 01/22/61	318	207,058

		1,575,506

Germany — 0.0%
Landwirtschaftliche Rentenbank, 1.75%, 07/27/26	171	159,555

Security	Par (000)	Value

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41(a)	$134	$150,733

Indonesia — 0.1%
Indonesia Government International Bond
4.15%, 09/20/27(a)	200	196,772
4.10%, 04/24/28(a)	522	511,658
2.85%, 02/14/30	490	441,858
2.15%, 07/28/31	400	331,544
4.65%, 09/20/32	200	199,272
4.35%, 01/11/48	284	251,371
4.20%, 10/15/50(a)	322	276,956
3.05%, 03/12/51(a)	211	155,108
4.30%, 03/31/52	300	259,908
3.20%, 09/23/61	222	153,759

		2,778,206

Israel — 0.1%
Israel Government International Bond
3.25%, 01/17/28(a)	318	299,775
4.50%, 01/30/43(a)	415	392,694
4.13%, 01/17/48	322	280,140
State of Israel, 2.50%, 01/15/30	490	436,651

		1,409,260

Italy — 0.0%
Republic of Italy Government International Bond
1.25%, 02/17/26	511	455,048
2.88%, 10/17/29	200	172,739
5.38%, 06/15/33(a)	130	130,431
4.00%, 10/17/49	417	315,037

		1,073,255

Japan — 0.1%
Japan Bank for International Cooperation
2.75%, 11/16/27	500	470,685
3.25%, 07/20/28(a)	690	659,799
2.00%, 10/17/29(a)	200	175,128
1.88%, 04/15/31(a)	514	434,989
Series DTC, 2.50%, 05/23/24(a)	500	487,892
Series DTC, 2.25%, 11/04/26	500	466,556

		2,695,049

Mexico — 0.2%
Mexico Government International Bond
4.13%, 01/21/26(a)	511	504,357
2.66%, 05/24/31	200	167,400
4.75%, 04/27/32(a)	211	202,402
4.88%, 05/19/33	200	191,700
3.50%, 02/12/34(a)	450	382,500
6.75%, 09/27/34(a)	53	58,343
6.35%, 02/09/35	200	212,800
6.05%, 01/11/40	394	400,107
4.28%, 08/14/41	518	423,238
4.75%, 03/08/44	378	320,898
5.55%, 01/21/45(a)	260	244,774
4.60%, 01/23/46(a)	318	261,416
4.60%, 02/10/48(a)	390	317,923
4.50%, 01/31/50(a)	273	219,987
5.00%, 04/27/51(a)	390	333,401
4.40%, 02/12/52	200	156,300

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
Mexico Government International Bond (continued)
3.77%, 05/24/61(a)	$200	$134,725
5.75%, 12/31/99	88	78,612

		4,610,883

Panama — 0.1%
Panama Government International Bond
7.13%, 01/29/26	400	422,450
2.25%, 09/29/32	690	528,195
6.70%, 01/26/36	62	65,674
4.50%, 04/16/50	432	327,996
4.50%, 04/01/56(a)	392	290,888
3.87%, 07/23/60(a)	397	259,241

		1,894,444

Peru — 0.1%
Peruvian Government International Bond
2.39%, 01/23/26	341	321,030
4.13%, 08/25/27(a)	171	167,505
2.84%, 06/20/30(a)	307	268,011
2.78%, 01/23/31(a)	341	290,873
1.86%, 12/01/32(a)	130	98,134
8.75%, 11/21/33	77	96,794
3.00%, 01/15/34(a)	388	315,565
6.55%, 03/14/37(a)	87	94,629
3.30%, 03/11/41	141	105,424
5.63%, 11/18/50(a)	240	241,695
2.78%, 12/01/60(a)	214	127,169
3.60%, 01/15/72	75	49,936

		2,176,765

Philippines — 0.1%
Philippines Government International Bond
7.75%, 01/14/31(a)	257	303,609
5.00%, 07/17/33	500	509,430
6.38%, 10/23/34	250	280,965
5.00%, 01/13/37	522	524,015
3.95%, 01/20/40	250	215,340
3.70%, 02/02/42	397	326,080
5.95%, 10/13/47	400	430,544

		2,589,983

Poland — 0.0%
Republic of Poland Government International Bond, 3.25%, 04/06/26(a)	214	207,620

South Korea — 0.1%
Export-Import Bank of Korea
3.25%, 11/10/25(a)	500	480,875
5.00%, 01/11/28(a)	300	307,794
4.50%, 09/15/32	200	199,616
Korea Development Bank, 2.00%, 10/25/31(a)	500	411,187
Korea International Bond(a)
4.13%, 06/10/44	250	240,600
3.88%, 09/20/48	200	183,488

		1,823,560

Supranational — 0.7%
African Development Bank, 0.88%, 03/23/26	341	311,878
Asian Development Bank
0.38%, 06/11/24	511	486,815
1.50%, 10/18/24(a)	511	489,549
0.50%, 02/04/26	341	309,993

Security	Par (000)	Value

Supranational (continued)
Asian Development Bank (continued)
1.00%, 04/14/26	$341	$312,839
2.00%, 04/24/26	171	161,520
2.63%, 01/12/27	171	163,924
2.50%, 11/02/27(a)	341	322,650
2.75%, 01/19/28	130	124,517
5.82%, 06/16/28	681	740,989
1.75%, 09/19/29(a)	341	302,895
1.88%, 01/24/30(a)	500	444,370
European Bank for Reconstruction & Development
1.50%, 02/13/25	171	162,872
0.50%, 05/19/25	341	316,134
European Investment Bank
1.63%, 03/14/25(a)	500	476,887
0.63%, 07/25/25	341	316,050
0.38%, 03/26/26	700	631,953
2.13%, 04/13/26(a)	171	162,510
0.75%, 10/26/26	247	222,051
1.63%, 10/09/29	130	114,696
0.88%, 05/17/30	500	413,891
Inter-American Development Bank
2.13%, 01/15/25(a)	171	164,974
1.75%, 03/14/25	511	488,250
0.88%, 04/03/25(a)	511	479,343
0.88%, 04/20/26(a)	511	466,792
2.00%, 06/02/26(a)	87	81,941
2.38%, 07/07/27(a)	171	161,327
1.13%, 07/20/28(a)	511	446,931
2.25%, 06/18/29(a)	500	459,540
1.13%, 01/13/31(a)	427	353,617
3.20%, 08/07/42(a)	130	113,378
4.38%, 01/24/44(a)	75	76,964
International Bank for Reconstruction & Development
1.63%, 01/15/25(a)	511	488,060
0.63%, 04/22/25	500	465,990
0.38%, 07/28/25(a)	511	470,357
0.50%, 10/28/25	341	312,479
1.13%, 09/13/28(a)	850	741,444
0.75%, 08/26/30(a)	800	647,064
1.25%, 02/10/31(a)	500	418,447
2.50%, 03/29/32(a)	700	638,395
4.75%, 02/15/35(a)	87	93,548
Series GDIF, 2.50%, 11/25/24	511	496,801
Series GDIF, 2.50%, 07/29/25(a)	171	165,333
Series GDIF, 1.88%, 10/27/26	130	121,557
Series GDIF, 2.50%, 11/22/27	341	323,067
International Finance Corp.
0.38%, 07/16/25	341	314,354
0.75%, 10/08/26(a)	341	306,836
0.75%, 08/27/30(a)	341	276,664

		16,562,436

Sweden — 0.0%
Svensk Exportkredit AB, 2.25%, 03/22/27	500	469,790

Uruguay — 0.1%
Uruguay Government International Bond
4.50%, 08/14/24(a)	143	142,453
4.38%, 10/27/27	171	171,513

48

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Uruguay (continued)
Uruguay Government International Bond (continued)
4.38%, 01/23/31(a)	$427	$424,438
5.10%, 06/18/50(a)	384	385,152
4.98%, 04/20/55(a)	200	196,500

		1,320,056

Total Foreign Agency Obligations — 2.1% (Cost: $52,985,962)		48,254,208

Municipal Bonds

Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority, Refunding RB, Series B, 2.65%, 09/01/37	30	23,908

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41	85	84,765

California — 0.2%
Bay Area Toll Authority, RB, BAB
Series S-1, 6.92%, 04/01/40	120	142,632
Series S-1, 7.04%, 04/01/50(a)	75	98,688
Bay Area Toll Authority, Refunding RB 2.57%, 04/01/31	59	52,688
Series F-3, 3.13%, 04/01/55	95	68,603
California Health Facilities Financing Authority, RB, M/F Housing
4.19%, 06/01/37	65	60,728
4.35%, 06/01/41	85	78,644
California State University, RB, Series E, 2.90%, 11/01/51	75	55,377
California State University, Refunding RB, Series B, 2.98%, 11/01/51	180	131,156
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, (AGM), 4.24%, 05/15/48	60	52,585
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	75	92,809
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40(a)	75	83,986
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	80	69,408
Series A, (AGM), 3.92%, 01/15/53	65	54,446
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 2.75%, 06/01/34	60	50,132
Class B, (SAP), 3.29%, 06/01/42	150	118,101
Class B, (SAP), 3.00%, 06/01/46	45	41,791
Series A-1, 3.71%, 06/01/41	80	62,222
Subordinate, 3.85%, 06/01/50	85	77,479
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49	100	127,242
Los Angeles Community College District, Refunding GO, 2.11%, 08/01/32(a)	125	102,587
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	75	96,594

Security	Par (000)	Value

California (continued)
Los Angeles Department of Water & Power, RB, BAB
5.72%, 07/01/39	$75	$81,569
6.57%, 07/01/45	125	149,364
Los Angeles Unified School District, GO, BAB
Series KR, 5.76%, 07/01/29	85	88,816
Series KR, 5.75%, 07/01/34	160	173,552
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.71%, 05/15/2120	100	67,181
Series Q, 4.13%, 05/15/32	70	67,137
Series Q, 4.56%, 05/15/53	85	78,522
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48(a)	65	76,886
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	70	79,244
San Diego County Regional Transportation Commission, Refunding RB, Series A, 3.25%, 04/01/48	62	49,507
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49(a)	85	98,629
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	75	59,334
Santa Clara Valley Transportation Authority, RB, BAB, 5.88%, 04/01/32	110	115,349
State of California, GO, 5.20%, 03/01/43	55	55,600
State of California, GO, BAB
7.30%, 10/01/39	110	136,903
7.35%, 11/01/39	280	348,491
7.60%, 11/01/40(a)	325	422,161
State of California, Refunding GO
3.38%, 04/01/25	75	73,514
3.50%, 04/01/28	70	67,086
2.50%, 10/01/29	220	196,273
4.60%, 04/01/38	65	62,973
University of California, RB
Series AD, 4.86%, 05/15/2112	75	67,860
Series AQ, 4.77%, 12/31/99	72	65,419
Series BD, 3.35%, 07/01/29	110	104,167
Series BG, 0.88%, 05/15/25	90	83,681
University of California, Refunding RB, Series AX, 3.06%, 07/01/25	75	72,878

		4,659,994

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	75	85,378

Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32(a)	110	119,361

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, 4.81%, 10/01/2114(a)	70	65,030
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	65	50,537

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia, RB, BAB, Series E, 5.59%, 12/01/34	$75	$79,418
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	75	97,800

		292,785

Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	125	115,636
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	60	44,870
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series C, 3.49%, 10/01/42	70	57,800
State Board of Administration Finance Corp., RB
Series A, 1.26%, 07/01/25	128	119,147
Series A, 2.15%, 07/01/30	165	140,278

		477,731

Georgia — 0.0%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	80	64,752
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.66%, 04/01/57	120	132,992

		197,744

Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46(a)	85	63,174

Illinois — 0.1%
Chicago O’Hare International Airport, ARB(a) Series C, Senior Lien, 4.47%, 01/01/49	65	60,842
Series C, Senior Lien, 4.57%, 01/01/54	65	60,233
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series A, 6.90%, 12/01/40	95	109,987
Illinois State Toll Highway Authority, RB, BAB, Series A, 6.18%, 01/01/34	87	97,191
Metropolitan Water Reclamation District of Greater Chicago, GO, BAB, 5.72%, 12/01/38	70	76,135
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	230	185,668
State of Illinois, GO, 5.10%, 06/01/33	795	792,097
State of Illinois, GO, BAB, 7.35%, 07/01/35	75	81,292

		1,463,445

Indiana — 0.0%
Indiana Finance Authority, Refunding RB, 3.05%, 01/01/51(a)	75	56,553

Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51	55	39,196

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-1, 3.62%, 02/01/29	121	118,109
Class A-4, 4.48%, 08/01/39	110	106,822

Security	Par (000)	Value

Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB (continued)
Series A3, 5.20%, 12/01/39	$95	$96,742
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 2.95%, 05/01/41(a)	95	74,625

		396,298

Massachusetts — 0.0%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49	80	57,682
Commonwealth of Massachusetts, GO, BAB, 5.46%, 12/01/39(a)	180	195,751
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	115	127,781
Massachusetts School Building Authority, Refunding RB, Series B, 1.75%, 08/15/30	75	63,655
Massachusetts Water Resources Authority, Refunding RB, Series C, 2.82%, 08/01/41	65	49,156

		494,025

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue, Refunding RB, Series A, 3.06%, 07/01/39(a)	30	24,674
Michigan Finance Authority, Refunding RB
3.08%, 12/01/34	60	52,315
3.38%, 12/01/40(a)	70	58,953
Michigan State Building Authority, Refunding RB, 2nd Series, 2.71%, 10/15/40	95	72,094
Michigan State University, RB, Series A, 4.17%, 08/15/2122	82	64,443
Michigan Strategic Fund, RB, 3.23%, 09/01/47	85	66,156
University of Michigan, RB
Series A, 3.50%, 04/01/52(a)	60	49,427
Series A, 4.45%, 04/01/2122(a)	74	65,382
Series B, 3.50%, 04/01/52	95	79,357

		532,801

Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52	64	57,274

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	90	73,022

Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	95	118,304

New Jersey — 0.1%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	249	271,881
New Jersey Transportation Trust Fund Authority, RB, BAB
Series B, 6.56%, 12/15/40	75	84,489
Series C, 5.75%, 12/15/28	70	71,897
New Jersey Transportation Trust Fund Authority, Refunding RB, 4.08%, 06/15/39	75	66,116
New Jersey Turnpike Authority, RB, BAB, Series F, 7.41%, 01/01/40(a)	155	194,881

50

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 12/31/99	$74	$51,988
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	80	63,985

		805,237

New York — 0.1%
City of New York New York, GO, BAB
Series A-2, 5.21%, 10/01/31	90	93,206
Series F-1, 6.27%, 12/01/37	85	96,550
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	100	107,821
7.34%, 11/15/39	100	127,000
6.81%, 11/15/40	80	86,778
New York City Municipal Water Finance Authority,
Refunding RB, BAB
5.72%, 06/15/42	85	94,918
6.01%, 06/15/42	110	126,630
5.44%, 06/15/43(a)	75	80,886
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.57%, 11/01/38	125	130,925
New York State Dormitory Authority, Refunding RB
Series B, 3.14%, 07/01/43	50	41,258
Series F, 3.11%, 02/15/39	70	57,964
New York State Thruway Authority, Refunding RB, Series M, 2.90%, 01/01/35(a)	100	86,496
New York State Urban Development Corp., RB, Series B, 3.90%, 03/15/33	100	94,902
Port Authority of New York & New Jersey, ARB 3.18%, 07/15/60	70	49,979
192nd Series, 4.81%, 10/15/65(a)	80	79,962
Port Authority of New York & New Jersey, RB
159th Series, 6.04%, 12/01/29	75	80,196
168th Series, 4.93%, 10/01/51	220	224,322
182nd Series, 5.31%, 08/01/46	75	77,476

		1,737,269

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	75	55,364

Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50	100	137,165
JobsOhio Beverage System, Refunding RB
Series A, 2.83%, 01/01/38(a)	100	82,106
Series B, 3.99%, 01/01/29	75	73,744
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	145	147,278
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48(a)	95	72,246
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series B-2, 4.88%, 12/01/34	75	76,475

		589,014

Oregon — 0.0%
Oregon School Boards Association, GO, Series B, (NPFGC), 5.55%, 06/30/28	75	77,383

Security	Par (000)	Value

Oregon (continued)
Oregon State University, RB, (BAM), 3.42%, 03/01/60	$62	$47,031
State of Oregon Department of Transportation, RB, BAB, Series A, 5.83%, 11/15/34	70	77,727
State of Oregon, GO, 5.89%, 06/01/27	140	146,108

		348,249

Pennsylvania — 0.0%
City of Philadelphia Philadelphia Water & Wastewater Revenue, Refunding RB, Series B, 2.93%, 07/01/45	70	50,933
Commonwealth Financing Authority, RB, Series A, 2.99%, 06/01/42(a)	225	169,118
Pennsylvania State University, Refunding RB, Series D, 2.79%, 09/01/43	100	77,430
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119	62	42,697

		340,178

South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	74	82,062

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, RB, Series B, 4.05%, 07/01/26	62	60,455

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	65	62,524
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41	95	104,257
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48(a)	70	48,444
Dallas Fort Worth International Airport, Refunding RB
2.84%, 11/01/46	65	48,152
Series A, 2.99%, 11/01/38	75	63,296
Series C, 2.92%, 11/01/50	160	118,798
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	200	150,316
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	96	118,731
North Texas Tollway Authority, Refunding RB, 3.01%, 01/01/43	35	26,992
State of Texas, GO, BAB, 5.52%, 04/01/39(a)	110	120,993
Texas Natural Gas Securitization Finance Corp., RB
Series 2023-1, 5.10%, 04/01/35	65	66,768
Series 2023-1, 5.17%, 04/01/41	70	73,805
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	80	65,155
Texas Transportation Commission State Highway Fund, RB, BAB, Series B, 5.18%, 04/01/30	110	113,748
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	185	128,268

		1,310,247

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia(a) — 0.0%
University of Virginia, RB, Series C, 4.18%, 09/01/2117	$60	$49,720
University of Virginia, Refunding RB 2.26%, 09/01/50	120	77,174
Series U, 2.58%, 11/01/51	85	58,510

		185,404

Washington — 0.0%
State of Washington, GO, BAB, Series B, 5.14%, 08/01/40	75	77,393

Wisconsin — 0.0%
State of Wisconsin, RB, Series A, (AGM), 5.70%, 05/01/26	70	71,152
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	110	102,516

		173,668

Total Municipal Bonds — 0.6% (Cost: $17,354,029)		15,000,298

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 1.0%
Bank
Series 2019-BN18, Class A4, 3.58%, 05/15/62	341	309,590
Series 2019-BN21, Class A5, 2.85%, 10/17/52	936	811,615
Series 2020-BN27, Class A5, 2.14%, 04/15/63	925	754,861
BBCMS Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50	392	368,714
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	1,577	1,308,011
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	511	483,856
Series 2019-B10, Class A4, 3.72%, 03/15/62	546	501,616
Series 2019-B11, Class A4, 3.28%, 05/15/52	681	614,195
Series 2019-B9, Class A5, 4.02%, 03/15/52	511	476,974
Series 2020-B19, Class B, 2.35%, 09/15/53	193	144,170
Series 2020-B21, Class A4, 1.70%, 12/17/53	612	486,075
Series 2020-B21, Class A5, 1.98%, 12/17/53	410	326,690
Series 2021-B29, Class A5, 2.39%, 09/15/54	567	458,669
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46	130	128,356
Series 2014-GC25, Class A4, 3.64%, 10/10/47	87	84,010
Series 2014-GC25, Class AS, 4.02%, 10/10/47	257	243,558
Series 2016-GC37, Class A4, 3.31%, 04/10/49	597	562,509
Series 2016-P5, Class A4, 2.94%, 10/10/49	171	157,373
Series 2017-P7, Class A4, 3.71%, 04/14/50	384	360,046
Commercial Mortgage Trust
Series 2013-CR12, Class A4, 4.05%, 10/10/46	223	219,998
Series 2014-CR20, Class A3, 3.33%, 11/10/47	694	669,874
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	87	85,344
Series 2015-PC1, Class A5, 3.90%, 07/10/50	257	248,269
Series 2016-CR28, Class A4, 3.76%, 02/10/49	130	123,981
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 08/15/48	171	164,146
Series 2016-C7, Class A5, 3.50%, 11/15/49	816	765,574
Series 2018-CX11, Class A5, 4.03%, 04/15/51(b)	681	642,733
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	1,275	1,172,359

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. II, Series 2018- GS10, Class A5, 4.16%, 07/10/51(b)	$511	$484,600
GS Mortgage Securities Trust
Series 2014-GC24, Class A5, 3.93%, 09/10/47	1,191	1,151,286
Series 2015-GC30, Class A4, 3.38%, 05/10/50	104	99,177
Series 2015-GS1, Class A3, 3.73%, 11/10/48	392	372,945
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47	240	233,606
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47	87	85,177
Series 2014-C22, Class A4, 3.80%, 09/15/47	75	72,781
Series 2015-C31, Class A3, 3.80%, 08/15/48	334	318,306
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50	597	552,069
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	1,021	946,356
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS, 4.07%, 07/15/46(b)	427	423,578
Series 2014-C16, Class A4, 3.60%, 06/15/47	489	478,876
Series 2015-C24, Class A4, 3.73%, 05/15/48	130	124,800
Series 2016-C28, Class A4, 3.54%, 01/15/49	1,151	1,089,800
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	203	193,926
Series 2018-H3, Class A4, 3.91%, 07/15/51	511	479,301
Series 2019-H6, Class A4, 3.42%, 06/15/52	102	92,091
Series 2019-L3, Class AS, 3.49%, 11/15/52	132	114,778
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5, 3.45%, 02/15/48	257	245,898
Series 2015-SG1, Class A4, 3.79%, 09/15/48	825	791,116
Series 2019-C49, Class A5, 4.02%, 03/15/52	655	613,528
Series 2020-C56, Class A5, 2.45%, 06/15/53	530	441,735
Series 2020-C58, Class A4, 2.09%, 07/15/53	481	385,951

Total Non-Agency Mortgage-Backed Securities — 1.0% (Cost: $25,372,133)		22,464,847

Preferred Securities

Capital Trusts — 0.0%

Electric Utilities — 0.0%
American Electric Power Co., Inc., 3.88%, 02/15/62(a)(b)	71	56,563

Financial Services — 0.0%
Goldman Sachs Capital I, 6.35%, 02/15/34(a)	87	88,439

Insurance — 0.0%
MetLife, Inc., 6.40%, 12/15/66(a)	104	100,634
Prudential Financial, Inc., 5.38%, 05/15/45(b)	87	81,736

		182,370

		327,372

Total Preferred Securities — 0.0% (Cost: $369,726)		327,372

52

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.3%
Fannie Mae Mortgage-Backed Securities(e)
4.50%, 09/01/52	$990	$981,216
5.50%, 03/01/53 - 04/01/53	3,784	3,879,068
Freddie Mac Mortgage-Backed Securities
5.50%, 03/01/53 - 04/01/53(e)	1,002	1,011,605
5.00%, 04/01/53	1,044	1,042,467
Ginnie Mae Mortgage-Backed Securities, 5.50%, 03/20/53(e)	242	245,210

		7,159,566

Mortgage-Backed Securities — 29.2%
Fannie Mae
2.63%, 09/06/24	1,021	996,733
0.50%, 06/17/25	3,395	3,137,358
6.25%, 05/15/29	909	1,031,964
7.13%, 01/15/30	1,698	2,033,808
7.25%, 05/15/30(a)	3,487	4,240,566
0.88%, 08/05/30(a)	1,191	972,242
6.63%, 11/15/30	53	62,793
Series 2014-M13, Class A2, 3.02%, 08/25/24(b)	41	40,163
Series 2016-M5, Class A2, 2.47%, 04/25/26	1,039	984,244
Series 2017-M15, Class A2, 2.96%, 09/25/27(b)	633	603,517
Series 2018-M12, Class A2, 3.63%, 08/25/30(b)	511	494,706
Series 2019-M22, Class A2, 2.52%, 08/25/29	761	686,400
Series 2020-M46, Class A2, 1.32%, 05/25/30	932	769,699
Series 2021-M17, Class A2, 1.71%, 07/25/31(b)	511	421,410
Series 2022-M21, Class A2, 1.60%, 04/25/31(b)	724	592,280
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	207	192,918
4.00%, 02/01/47 - 02/01/57	701	682,977
3.50%, 11/01/51	1,070	1,007,722
(12 mo. LIBOR US + 1.53%), 3.21%, 05/01/43(b)	10	9,363
(12 mo. LIBOR US + 1.54%), 3.39%, 06/01/43(b)	12	12,165
(12 mo. LIBOR US + 1.70%), 3.95%, 08/01/42(b)	3	2,822
(12 mo. LIBOR US + 1.75%), 4.00%, 08/01/41(b)	1	1,324
(12 mo. LIBOR US + 1.83%), 4.08%, 11/01/40(b)	1	1,337
Federal Home Loan Bank
2.75%, 12/13/24	855	832,579
3.13%, 06/13/25	1,640	1,603,524
5.50%, 07/15/36	370	422,592
Federal Home Loan Mortgage Corp.
0.25%, 12/04/23	1,051	1,019,254
0.38%, 07/21/25	82	75,442
6.75%, 03/15/31	477	573,047
6.25%, 07/15/32(a)	562	669,934
Freddie Mac Mortgage-Backed Securities
8.00%, 12/01/24	1	1,139
3.00%, 03/01/27 - 10/01/47	7,706	7,121,104
2.50%, 07/01/28 - 01/01/33	1,865	1,760,821
3.50%, 03/01/32 - 06/01/49	7,524	7,132,828
5.00%, 04/01/33 - 04/01/49	340	345,843
4.00%, 05/01/33 - 01/01/49	2,601	2,536,957
5.50%, 06/01/35 - 01/01/39	11	11,399
4.50%, 06/01/38 - 01/01/49	1,128	1,130,624

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities (continued)
(12 mo. LIBOR US + 1.50%), 3.25%, 06/01/43(b)	$—	(f)	$335
(12 mo. LIBOR US + 1.71%), 3.97%, 08/01/41(b)	1		1,495
(12 mo. LIBOR US + 1.82%), 3.77%, 09/01/40(b)	2		2,116
Freddie Mac Multifamily Structured Pass Through Certificates
Series K041, Class A2, 3.17%, 10/25/24	1,275		1,243,084
Series K052, Class A2, 3.15%, 11/25/25	130		125,932
Series K063, Class A2, 3.43%, 01/25/27(b)	850		824,571
Series K066, Class A2, 3.12%, 06/25/27	597		571,703
Series K067, Class A1, 2.90%, 03/25/27	449		435,429
Series K076, Class A2, 3.90%, 04/25/28	341		336,466
Series K088, Class A2, 3.69%, 01/25/29	87		84,703
Series K100, Class A2, 2.67%, 09/25/29	1,698		1,552,067
Series K101, Class A2, 2.52%, 10/25/29	960		868,382
Series K110, Class A2, 1.48%, 04/25/30	450		376,835
Series K111, Class A2, 1.35%, 05/25/30	171		141,351
Series K123, Class A2, 1.62%, 12/25/30	1,698		1,411,844
Series K126, Class A2, 2.07%, 01/25/31	1,856		1,593,967
Series K-1521, Class A2, 2.18%, 08/25/36	813		628,780
Series K727, Class A2, 2.95%, 07/25/24	731		713,299
Series K734, Class A2, 3.21%, 02/25/26	969		939,277
Ginnie Mae Mortgage-Backed Securities
7.50%, 12/15/23	—	(f)	216
5.50%, 12/15/32 - 04/20/53(g)	4,803		4,859,594
6.00%, 03/15/35 - 10/20/38	13		13,921
6.50%, 09/15/36	9		8,870
4.50%, 07/15/39 - 04/20/53(e)(g)	12,366		12,236,980
5.00%, 11/15/39 - 04/20/53(g)	5,735		5,767,655
4.00%, 03/15/41 - 04/20/53(g)	13,630		13,195,572
3.50%, 09/20/42 - 04/20/53(g)	21,158		20,073,066
3.00%, 01/20/43 - 04/20/53(g)	27,742		25,498,200
2.50%, 05/20/45 - 04/20/53(g)	37,760		33,181,847
2.00%, 07/20/50 - 04/20/53(g)	35,421		30,183,801
1.50%, 10/20/51	169		137,569
Tennessee Valley Authority
1.50%, 09/15/31	70		57,078
5.88%, 04/01/36	359		412,549
3.50%, 12/15/42	74		62,750
Uniform Mortgage-Backed Securities
4.50%, 05/01/24 - 04/13/53(g)	21,966		21,676,497
4.00%, 10/01/25 - 04/13/53(g)	34,790		33,679,315
3.50%, 02/01/26 - 04/13/53(g)	42,152		39,726,104
3.00%, 01/01/27 - 04/13/53(g)	68,115		62,307,685
2.50%, 09/01/28 - 04/13/53(g)	126,417		110,593,984
7.00%, 02/01/32	2		1,651
6.50%, 07/01/32	7		7,621
5.00%, 11/01/33 - 04/13/53(g)	13,744		13,778,166
6.00%, 03/01/34 - 02/01/49	264		278,102
2.00%, 12/01/35 - 04/13/53(g)	187,771		158,745,160

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
1.50%, 03/01/36 - 11/01/51	$27,468	$22,709,844
5.50%, 04/01/36 - 04/13/53(g)	11,839	12,064,001

		677,325,032

Total U.S. Government Sponsored Agency Securities — 29.5% (Cost: $759,894,466)		684,484,598

U.S. Treasury Obligations
U.S. Treasury Bonds
7.50%, 11/15/24	850	893,961
7.63%, 02/15/25	67	71,224
6.88%, 08/15/25(a)	1,359	1,451,263
6.00%, 02/15/26	1,300	1,377,514
6.75%, 08/15/26	1,275	1,392,938
6.63%, 02/15/27	597	659,102
5.25%, 11/15/28 - 02/15/29	2,379	2,576,044
6.13%, 08/15/29(a)	1,275	1,456,189
5.38%, 02/15/31	1,021	1,150,499
4.50%, 02/15/36 - 08/15/39	3,335	3,702,831
4.75%, 02/15/37 - 02/15/41(a)	2,750	3,134,417
5.00%, 05/15/37(a)	1,885	2,198,160
4.38%, 02/15/38 - 05/15/41(a)	3,540	3,863,466
3.50%, 02/15/39	1,139	1,125,207
4.25%, 05/15/39 - 11/15/40	3,278	3,529,008
4.63%, 02/15/40	2,755	3,100,451
1.13%, 05/15/40 - 08/15/40	6,545	4,337,105
3.88%, 08/15/40 - 02/15/43	1,657	1,682,639
1.38%, 11/15/40 - 08/15/50(a)	8,111	5,170,434
1.88%, 02/15/41 - 11/15/51	18,215	12,742,193
2.25%, 05/15/41 - 02/15/52(a)	16,345	12,353,919
1.75%, 08/15/41(a)	5,091	3,686,202
3.75%, 08/15/41 - 11/15/43	5,884	5,829,126
2.00%, 11/15/41 - 08/15/51(a)	17,459	12,572,784
3.13%, 11/15/41 - 05/15/48(a)	12,314	11,078,181
2.38%, 02/15/42 - 05/15/51(a)	14,140	11,026,801
3.00%, 05/15/42 - 08/15/52(a)	27,977	24,436,168
3.25%, 05/15/42	4,100	3,782,410
2.75%, 08/15/42 - 11/15/47(a)	9,962	8,359,242
3.38%, 08/15/42 - 11/15/48	8,439	7,899,203
4.00%, 11/15/42 - 11/15/52	7,600	7,970,125
2.88%, 05/15/43 - 05/15/52(a)	17,969	15,390,761
3.63%, 08/15/43 - 02/15/53	7,644	7,513,095
2.50%, 02/15/45 - 05/15/46(a)	9,048	7,196,791
1.25%, 05/15/50(a)	4,072	2,367,168
1.63%, 11/15/50(a)	7,231	4,637,161
U.S. Treasury Notes
0.38%, 04/15/24 - 09/30/27(a)	57,695	53,208,652
2.00%, 04/30/24 - 11/15/26(a)	23,340	22,471,802
2.50%, 05/15/24 - 03/31/27	8,051	7,775,952
0.25%, 06/15/24 - 10/31/25(a)	45,074	41,839,574
1.75%, 06/30/24 - 01/31/29(a)	32,233	30,702,979
2.38%, 08/15/24 - 05/15/29(a)	13,664	12,882,670
1.88%, 08/31/24 - 02/15/32(a)	17,686	15,906,983
1.50%, 09/30/24 - 02/15/30(a)	35,992	33,349,970
2.13%, 09/30/24 - 05/15/25(a)	11,583	11,172,361

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
4.25%, 09/30/24 - 10/15/25(a)	$12,000	$12,048,477
0.63%, 10/15/24 - 08/15/30(a)	35,519	31,137,715
2.25%, 10/31/24 - 11/15/27(a)	26,324	25,187,187
0.75%, 11/15/24 - 01/31/28(a)	31,500	28,751,068
1.00%, 12/15/24 - 07/31/28(a)	13,572	12,361,918
2.75%, 02/28/25 - 08/15/32(a)	30,585	29,352,254
4.63%, 02/28/25 - 03/15/26	12,000	12,221,406
3.88%, 03/31/25 - 12/31/29(a)	35,000	35,223,886
3.00%, 07/15/25 - 10/31/25(a)	15,993	15,645,107
2.88%, 07/31/25 - 05/15/32(a)	31,115	29,917,634
3.13%, 08/15/25 - 08/31/29(a)	22,091	21,598,281
3.50%, 09/15/25 - 02/15/33(a)	17,200	17,137,156
4.50%, 11/15/25	9,000	9,132,891
4.00%, 12/15/25 - 02/28/30(a)	20,300	20,554,699
2.63%, 01/31/26 - 07/31/29	11,795	11,224,112
1.63%, 02/15/26 - 05/15/31(a)	43,145	39,471,212
0.50%, 02/28/26 - 10/31/27(a)	28,807	25,546,163
0.88%, 06/30/26 - 11/15/30	12,897	11,154,395
1.38%, 08/31/26 - 11/15/31(a)	24,450	21,343,823
1.13%, 10/31/26 - 02/15/31(a)	29,554	25,850,924
1.25%, 11/30/26 - 08/15/31(a)	50,647	44,782,355
3.25%, 06/30/27 - 06/30/29	9,500	9,325,606
4.13%, 09/30/27 - 11/15/32(a)	19,500	20,140,508
3.63%, 03/31/28 - 03/31/30	8,000	8,019,219

Total U.S. Treasury Obligations — 40.8% (Cost: $1,030,500,090)		948,152,721

Total Long-Term Investments — 99.7% (Cost: $2,554,167,209)		2,317,121,305

		Shares

Short-Term Securities

	Par (000)

Foreign Agency Obligations — 0.0%
Peruvian Government International Bond, 3.23%, 07/28/2121	$87	51,781

	Shares

Money Market Funds — 28.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(h)(i)(j)	665,591,752	665,791,430
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.73%(h)(i)	100,000	100,000

		665,891,430

54

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Sponsored Agency Securities — 0.1%
Fannie Mae, 0.25%, 07/10/23(a)	$1,698	$1,678,410
Federal Home Loan Mortgage Corp., 0.25%, 08/24/23	827	812,308
Freddie Mac Multifamily Structured Pass Through Certificates, Series K036, Class A2, 3.53%, 10/25/23(b)	199	197,461

		2,688,179

Total Short-Term Securities — 28.8% (Cost: $668,445,291)		668,631,390

Total Investments Before TBA Sale Commitments — 128.5% (Cost: $3,222,612,500)		2,985,752,695

TBA Sale Commitments(g)

Mortgage-Backed Securities — (1.0)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 04/20/53	(2,500)	(2,123,662)
2.50%, 04/20/53	(2,000)	(1,760,000)
4.00%, 04/20/53	(1,725)	(1,660,723)
4.50%, 04/20/53	(2,425)	(2,388,509)
5.50%, 04/20/53	(250)	(252,827)
Uniform Mortgage-Backed Securities
2.00%, 04/13/53	(2,625)	(2,169,961)
2.50%, 04/13/53	(1,375)	(1,185,078)
3.00%, 04/13/53	(3,000)	(2,691,779)
3.50%, 04/13/53	(2,500)	(2,322,949)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
4.50%, 04/13/53	$ (1,000)	$(979,796)
5.00%, 04/13/53	(1,044)	(1,041,227)
5.50%, 04/13/53	(3,440)	(3,474,736)

Total TBA Sale Commitments — (1.0)% (Proceeds: $(22,023,063))		(22,051,247)

Total Investments, Net of TBA Sale Commitments — 127.5% (Cost: $3,200,589,437)		2,963,701,448

Liabilities in Excess of Other Assets — (27.5)%		(639,607,059)

Net Assets — 100.0%		$ 2,324,094,389

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	When-issued security.
(f)	Rounds to less than 1,000.
(g)	Represents or includes a TBA transaction.
(h)	Affiliate of the Master Portfolio.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$632,745,896	$33,054,67	3(a)	$—	$(2,985)	$(6,154)	$665,791,430	665,591,752	$1,400,89	4(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—		—	—	—	100,000	100,000	1,110		—

					$(2,985)	$(6,154)	$665,891,430		$1,402,004		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) March 31, 2023	U.S. Total Bond Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$5,250,599	$—	$5,250,599
Corporate Bonds	—	593,186,662	—	593,186,662
Foreign Agency Obligations	—	48,254,208	—	48,254,208
Municipal Bonds	—	15,000,298	—	15,000,298
Non-Agency Mortgage-Backed Securities	—	22,464,847	—	22,464,847
Preferred Securities
Capital Trusts	—	327,372	—	327,372
U.S. Government Sponsored Agency Securities	—	684,484,598	—	684,484,598
U.S. Treasury Obligations	—	948,152,721	—	948,152,721
Short-Term Securities
Foreign Agency Obligations	—	51,781	—	51,781
Money Market Funds	665,891,430	—	—	665,891,430
U.S. Government Sponsored Agency Securities	—	2,688,179	—	2,688,179
Liabilities
Investments
TBA Sale Commitments	—	(22,051,247)	—	(22,051,247)

	$665,891,430	$2,297,810,018	$—	$2,963,701,448

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

Portfolio Abbreviation (continued)

TBA	To-Be-Announced

56